UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03327
MFS SERIES TRUST XIII
(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)
Christopher R. Bohane
Massachusetts Financial Services Company
111 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agents for service)
Registrant's telephone number, including area code:
(617) 954-5000
Date of fiscal year end:
February 28*
Date of reporting period:
August 31, 2024
*This Form N-CSR pertains to the following series of the Registrant: MFS Diversified Income Fund, MFS Government Securities Fund and MFS New Discovery Value Fund. The remaining series of the Registrant has a fiscal year end other than February 28.
ITEM 1.  REPORTS TO STOCKHOLDERS.
Item 1(a):

MFS® Diversified
Income Fund
Class A-DIFAX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Diversified Income Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
A	$47	0.89%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	2,180,656,106	Portfolio Turnover Rate (%):	23
Total Number of Holdings:	1,350
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Fixed Income	66.3%
Equities	30.9%
Money Market Funds	2.8%
Equity sectors
Real Estate	12.5%
Consumer Staples	3.3%
Health Care	3.1%
Financials	2.9%
Energy	2.0%
Consumer Discretionary	1.5%
Information Technology	1.3%
Industrials	1.3%
Materials	1.1%
Communication Services	1.0%
Utilities	0.7%
ETFs	0.2%
Convertible Debt	0.0%
Index Options	0.0%
Equity Warrants	0.0%
Composition including fixed income credit quality
AAA	1.7%
AA	1.9%
A	8.2%
BBB	11.6%
BB	15.2%
B	10.9%
CCC	3.4%
CC	0.2%
C	0.0%
D	0.1%
U.S. Governments	4.7%
Federal Agencies	8.4%
Not Rated	0.0%
Non-Fixed Income	30.9%
Money Market Funds	2.8%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages include the indirect exposure to the underlying holdings of the MFS High Yield Pooled Portfolio and not the direct exposure from investing in the MFS High Yield Pooled Portfolio itself.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
DIFA-SEM
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

MFS® Diversified
Income Fund
Class C-DIFCX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Diversified Income Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
C	$86	1.64%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	2,180,656,106	Portfolio Turnover Rate (%):	23
Total Number of Holdings:	1,350
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Fixed Income	66.3%
Equities	30.9%
Money Market Funds	2.8%
Equity sectors
Real Estate	12.5%
Consumer Staples	3.3%
Health Care	3.1%
Financials	2.9%
Energy	2.0%
Consumer Discretionary	1.5%
Information Technology	1.3%
Industrials	1.3%
Materials	1.1%
Communication Services	1.0%
Utilities	0.7%
ETFs	0.2%
Convertible Debt	0.0%
Index Options	0.0%
Equity Warrants	0.0%
Composition including fixed income credit quality
AAA	1.7%
AA	1.9%
A	8.2%
BBB	11.6%
BB	15.2%
B	10.9%
CCC	3.4%
CC	0.2%
C	0.0%
D	0.1%
U.S. Governments	4.7%
Federal Agencies	8.4%
Not Rated	0.0%
Non-Fixed Income	30.9%
Money Market Funds	2.8%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages include the indirect exposure to the underlying holdings of the MFS High Yield Pooled Portfolio and not the direct exposure from investing in the MFS High Yield Pooled Portfolio itself.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
DIFC-SEM
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

MFS® Diversified
Income Fund
Class I-DIFIX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Diversified Income Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
I	$33	0.64%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	2,180,656,106	Portfolio Turnover Rate (%):	23
Total Number of Holdings:	1,350
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Fixed Income	66.3%
Equities	30.9%
Money Market Funds	2.8%
Equity sectors
Real Estate	12.5%
Consumer Staples	3.3%
Health Care	3.1%
Financials	2.9%
Energy	2.0%
Consumer Discretionary	1.5%
Information Technology	1.3%
Industrials	1.3%
Materials	1.1%
Communication Services	1.0%
Utilities	0.7%
ETFs	0.2%
Convertible Debt	0.0%
Index Options	0.0%
Equity Warrants	0.0%
Composition including fixed income credit quality
AAA	1.7%
AA	1.9%
A	8.2%
BBB	11.6%
BB	15.2%
B	10.9%
CCC	3.4%
CC	0.2%
C	0.0%
D	0.1%
U.S. Governments	4.7%
Federal Agencies	8.4%
Not Rated	0.0%
Non-Fixed Income	30.9%
Money Market Funds	2.8%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages include the indirect exposure to the underlying holdings of the MFS High Yield Pooled Portfolio and not the direct exposure from investing in the MFS High Yield Pooled Portfolio itself.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
DIFI-SEM
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

MFS® Diversified
Income Fund
Class R1-DIFDX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Diversified Income Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R1	$86	1.64%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	2,180,656,106	Portfolio Turnover Rate (%):	23
Total Number of Holdings:	1,350
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Fixed Income	66.3%
Equities	30.9%
Money Market Funds	2.8%
Equity sectors
Real Estate	12.5%
Consumer Staples	3.3%
Health Care	3.1%
Financials	2.9%
Energy	2.0%
Consumer Discretionary	1.5%
Information Technology	1.3%
Industrials	1.3%
Materials	1.1%
Communication Services	1.0%
Utilities	0.7%
ETFs	0.2%
Convertible Debt	0.0%
Index Options	0.0%
Equity Warrants	0.0%
Composition including fixed income credit quality
AAA	1.7%
AA	1.9%
A	8.2%
BBB	11.6%
BB	15.2%
B	10.9%
CCC	3.4%
CC	0.2%
C	0.0%
D	0.1%
U.S. Governments	4.7%
Federal Agencies	8.4%
Not Rated	0.0%
Non-Fixed Income	30.9%
Money Market Funds	2.8%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages include the indirect exposure to the underlying holdings of the MFS High Yield Pooled Portfolio and not the direct exposure from investing in the MFS High Yield Pooled Portfolio itself.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
DIFR1-SEM
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

MFS® Diversified
Income Fund
Class R2-DIFEX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Diversified Income Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R2	$60	1.14%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	2,180,656,106	Portfolio Turnover Rate (%):	23
Total Number of Holdings:	1,350
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Fixed Income	66.3%
Equities	30.9%
Money Market Funds	2.8%
Equity sectors
Real Estate	12.5%
Consumer Staples	3.3%
Health Care	3.1%
Financials	2.9%
Energy	2.0%
Consumer Discretionary	1.5%
Information Technology	1.3%
Industrials	1.3%
Materials	1.1%
Communication Services	1.0%
Utilities	0.7%
ETFs	0.2%
Convertible Debt	0.0%
Index Options	0.0%
Equity Warrants	0.0%
Composition including fixed income credit quality
AAA	1.7%
AA	1.9%
A	8.2%
BBB	11.6%
BB	15.2%
B	10.9%
CCC	3.4%
CC	0.2%
C	0.0%
D	0.1%
U.S. Governments	4.7%
Federal Agencies	8.4%
Not Rated	0.0%
Non-Fixed Income	30.9%
Money Market Funds	2.8%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages include the indirect exposure to the underlying holdings of the MFS High Yield Pooled Portfolio and not the direct exposure from investing in the MFS High Yield Pooled Portfolio itself.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
DIFR2-SEM
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

MFS® Diversified
Income Fund
Class R3-DIFFX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Diversified Income Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R3	$47	0.89%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	2,180,656,106	Portfolio Turnover Rate (%):	23
Total Number of Holdings:	1,350
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Fixed Income	66.3%
Equities	30.9%
Money Market Funds	2.8%
Equity sectors
Real Estate	12.5%
Consumer Staples	3.3%
Health Care	3.1%
Financials	2.9%
Energy	2.0%
Consumer Discretionary	1.5%
Information Technology	1.3%
Industrials	1.3%
Materials	1.1%
Communication Services	1.0%
Utilities	0.7%
ETFs	0.2%
Convertible Debt	0.0%
Index Options	0.0%
Equity Warrants	0.0%
Composition including fixed income credit quality
AAA	1.7%
AA	1.9%
A	8.2%
BBB	11.6%
BB	15.2%
B	10.9%
CCC	3.4%
CC	0.2%
C	0.0%
D	0.1%
U.S. Governments	4.7%
Federal Agencies	8.4%
Not Rated	0.0%
Non-Fixed Income	30.9%
Money Market Funds	2.8%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages include the indirect exposure to the underlying holdings of the MFS High Yield Pooled Portfolio and not the direct exposure from investing in the MFS High Yield Pooled Portfolio itself.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
DIFR3-SEM
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

MFS® Diversified
Income Fund
Class R4-DIFGX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Diversified Income Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R4	$34	0.64%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	2,180,656,106	Portfolio Turnover Rate (%):	23
Total Number of Holdings:	1,350
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Fixed Income	66.3%
Equities	30.9%
Money Market Funds	2.8%
Equity sectors
Real Estate	12.5%
Consumer Staples	3.3%
Health Care	3.1%
Financials	2.9%
Energy	2.0%
Consumer Discretionary	1.5%
Information Technology	1.3%
Industrials	1.3%
Materials	1.1%
Communication Services	1.0%
Utilities	0.7%
ETFs	0.2%
Convertible Debt	0.0%
Index Options	0.0%
Equity Warrants	0.0%
Composition including fixed income credit quality
AAA	1.7%
AA	1.9%
A	8.2%
BBB	11.6%
BB	15.2%
B	10.9%
CCC	3.4%
CC	0.2%
C	0.0%
D	0.1%
U.S. Governments	4.7%
Federal Agencies	8.4%
Not Rated	0.0%
Non-Fixed Income	30.9%
Money Market Funds	2.8%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages include the indirect exposure to the underlying holdings of the MFS High Yield Pooled Portfolio and not the direct exposure from investing in the MFS High Yield Pooled Portfolio itself.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
DIFR4-SEM
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

MFS® Diversified
Income Fund
Class R6-DIFHX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Diversified Income Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R6	$29	0.55%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	2,180,656,106	Portfolio Turnover Rate (%):	23
Total Number of Holdings:	1,350
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Fixed Income	66.3%
Equities	30.9%
Money Market Funds	2.8%
Equity sectors
Real Estate	12.5%
Consumer Staples	3.3%
Health Care	3.1%
Financials	2.9%
Energy	2.0%
Consumer Discretionary	1.5%
Information Technology	1.3%
Industrials	1.3%
Materials	1.1%
Communication Services	1.0%
Utilities	0.7%
ETFs	0.2%
Convertible Debt	0.0%
Index Options	0.0%
Equity Warrants	0.0%
Composition including fixed income credit quality
AAA	1.7%
AA	1.9%
A	8.2%
BBB	11.6%
BB	15.2%
B	10.9%
CCC	3.4%
CC	0.2%
C	0.0%
D	0.1%
U.S. Governments	4.7%
Federal Agencies	8.4%
Not Rated	0.0%
Non-Fixed Income	30.9%
Money Market Funds	2.8%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages include the indirect exposure to the underlying holdings of the MFS High Yield Pooled Portfolio and not the direct exposure from investing in the MFS High Yield Pooled Portfolio itself.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
DIFR6-SEM
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

MFS® Government
Securities Fund
Class A-MFGSX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Government Securities Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$40	0.78%
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	2,072,366,580	Average Effective Maturity (yrs):	6.8
Total Number of Holdings:	775	Average Effective Duration (yrs):	5.9
Portfolio Turnover Rate (%):	107
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Fixed Income	95.3%
Money Market Funds	4.7%
Composition including fixed income credit quality
AAA	7.1%
AA	1.1%
A	0.7%
BBB	0.1%
U.S. Government	32.4%
Federal Agencies	53.9%
Money Market Funds	4.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MFGA-SEM

MFS® Government
Securities Fund
Class B-MFGBX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Government Securities Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$79	1.53%
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	2,072,366,580	Average Effective Maturity (yrs):	6.8
Total Number of Holdings:	775	Average Effective Duration (yrs):	5.9
Portfolio Turnover Rate (%):	107
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Fixed Income	95.3%
Money Market Funds	4.7%
Composition including fixed income credit quality
AAA	7.1%
AA	1.1%
A	0.7%
BBB	0.1%
U.S. Government	32.4%
Federal Agencies	53.9%
Money Market Funds	4.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MFGB-SEM

MFS® Government
Securities Fund
Class C-MFGDX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Government Securities Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$79	1.53%
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	2,072,366,580	Average Effective Maturity (yrs):	6.8
Total Number of Holdings:	775	Average Effective Duration (yrs):	5.9
Portfolio Turnover Rate (%):	107
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Fixed Income	95.3%
Money Market Funds	4.7%
Composition including fixed income credit quality
AAA	7.1%
AA	1.1%
A	0.7%
BBB	0.1%
U.S. Government	32.4%
Federal Agencies	53.9%
Money Market Funds	4.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MFGC-SEM

MFS® Government
Securities Fund
Class I-MGSIX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Government Securities Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$27	0.53%
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	2,072,366,580	Average Effective Maturity (yrs):	6.8
Total Number of Holdings:	775	Average Effective Duration (yrs):	5.9
Portfolio Turnover Rate (%):	107
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Fixed Income	95.3%
Money Market Funds	4.7%
Composition including fixed income credit quality
AAA	7.1%
AA	1.1%
A	0.7%
BBB	0.1%
U.S. Government	32.4%
Federal Agencies	53.9%
Money Market Funds	4.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MFGI-SEM

MFS® Government
Securities Fund
Class R1-MFGGX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Government Securities Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$79	1.53%
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	2,072,366,580	Average Effective Maturity (yrs):	6.8
Total Number of Holdings:	775	Average Effective Duration (yrs):	5.9
Portfolio Turnover Rate (%):	107
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Fixed Income	95.3%
Money Market Funds	4.7%
Composition including fixed income credit quality
AAA	7.1%
AA	1.1%
A	0.7%
BBB	0.1%
U.S. Government	32.4%
Federal Agencies	53.9%
Money Market Funds	4.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MFGR1-SEM

MFS® Government
Securities Fund
Class R2-MGVSX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Government Securities Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$53	1.03%
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	2,072,366,580	Average Effective Maturity (yrs):	6.8
Total Number of Holdings:	775	Average Effective Duration (yrs):	5.9
Portfolio Turnover Rate (%):	107
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Fixed Income	95.3%
Money Market Funds	4.7%
Composition including fixed income credit quality
AAA	7.1%
AA	1.1%
A	0.7%
BBB	0.1%
U.S. Government	32.4%
Federal Agencies	53.9%
Money Market Funds	4.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MFGR2-SEM

MFS® Government
Securities Fund
Class R3-MFGHX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Government Securities Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$40	0.78%
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	2,072,366,580	Average Effective Maturity (yrs):	6.8
Total Number of Holdings:	775	Average Effective Duration (yrs):	5.9
Portfolio Turnover Rate (%):	107
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Fixed Income	95.3%
Money Market Funds	4.7%
Composition including fixed income credit quality
AAA	7.1%
AA	1.1%
A	0.7%
BBB	0.1%
U.S. Government	32.4%
Federal Agencies	53.9%
Money Market Funds	4.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MFGR3-SEM

MFS® Government
Securities Fund
Class R4-MFGJX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Government Securities Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$27	0.53%
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	2,072,366,580	Average Effective Maturity (yrs):	6.8
Total Number of Holdings:	775	Average Effective Duration (yrs):	5.9
Portfolio Turnover Rate (%):	107
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Fixed Income	95.3%
Money Market Funds	4.7%
Composition including fixed income credit quality
AAA	7.1%
AA	1.1%
A	0.7%
BBB	0.1%
U.S. Government	32.4%
Federal Agencies	53.9%
Money Market Funds	4.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MFGR4-SEM

MFS® Government
Securities Fund
Class R6-MFGKX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Government Securities Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$22	0.42%
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	2,072,366,580	Average Effective Maturity (yrs):	6.8
Total Number of Holdings:	775	Average Effective Duration (yrs):	5.9
Portfolio Turnover Rate (%):	107
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Fixed Income	95.3%
Money Market Funds	4.7%
Composition including fixed income credit quality
AAA	7.1%
AA	1.1%
A	0.7%
BBB	0.1%
U.S. Government	32.4%
Federal Agencies	53.9%
Money Market Funds	4.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MFGR6-SEM

MFS® New Discovery
Value Fund
Class A-NDVAX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS New Discovery Value Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$63	1.19%
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	3,518,380,158	Portfolio Turnover Rate (%):	17
Total Number of Holdings:	128
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	97.6%
Money Market Funds	2.4%
Equity sectors
Financials	22.8%
Industrials	18.3%
Consumer Discretionary	11.4%
Real Estate	9.6%
Materials	9.4%
Energy	6.6%
Health Care	6.0%
Information Technology	5.8%
Utilities	5.5%
Consumer Staples	2.2%
Top ten holdings
ACI Worldwide, Inc.	1.7%
Portland General Electric Co.	1.4%
Pacific Premier Bancorp, Inc.	1.4%
Prosperity Bancshares, Inc.	1.3%
NorthWestern Corp.	1.3%
Viper Energy, Inc.	1.2%
National Storage Affiliates Trust, REIT	1.2%
Air Lease Corp.	1.2%
UMB Financial Corp.	1.1%
Columbia Banking System, Inc.	1.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
NDVA-SEM
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

MFS® New Discovery
Value Fund
Class B-NDVBX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS New Discovery Value Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$103	1.94%
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	3,518,380,158	Portfolio Turnover Rate (%):	17
Total Number of Holdings:	128
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	97.6%
Money Market Funds	2.4%
Equity sectors
Financials	22.8%
Industrials	18.3%
Consumer Discretionary	11.4%
Real Estate	9.6%
Materials	9.4%
Energy	6.6%
Health Care	6.0%
Information Technology	5.8%
Utilities	5.5%
Consumer Staples	2.2%
Top ten holdings
ACI Worldwide, Inc.	1.7%
Portland General Electric Co.	1.4%
Pacific Premier Bancorp, Inc.	1.4%
Prosperity Bancshares, Inc.	1.3%
NorthWestern Corp.	1.3%
Viper Energy, Inc.	1.2%
National Storage Affiliates Trust, REIT	1.2%
Air Lease Corp.	1.2%
UMB Financial Corp.	1.1%
Columbia Banking System, Inc.	1.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
NDVB-SEM
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

MFS® New Discovery
Value Fund
Class C-NDVCX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS New Discovery Value Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$103	1.94%
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	3,518,380,158	Portfolio Turnover Rate (%):	17
Total Number of Holdings:	128
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	97.6%
Money Market Funds	2.4%
Equity sectors
Financials	22.8%
Industrials	18.3%
Consumer Discretionary	11.4%
Real Estate	9.6%
Materials	9.4%
Energy	6.6%
Health Care	6.0%
Information Technology	5.8%
Utilities	5.5%
Consumer Staples	2.2%
Top ten holdings
ACI Worldwide, Inc.	1.7%
Portland General Electric Co.	1.4%
Pacific Premier Bancorp, Inc.	1.4%
Prosperity Bancshares, Inc.	1.3%
NorthWestern Corp.	1.3%
Viper Energy, Inc.	1.2%
National Storage Affiliates Trust, REIT	1.2%
Air Lease Corp.	1.2%
UMB Financial Corp.	1.1%
Columbia Banking System, Inc.	1.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
NDVC-SEM
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

MFS® New Discovery
Value Fund
Class I-NDVIX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS New Discovery Value Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$50	0.94%
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	3,518,380,158	Portfolio Turnover Rate (%):	17
Total Number of Holdings:	128
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	97.6%
Money Market Funds	2.4%
Equity sectors
Financials	22.8%
Industrials	18.3%
Consumer Discretionary	11.4%
Real Estate	9.6%
Materials	9.4%
Energy	6.6%
Health Care	6.0%
Information Technology	5.8%
Utilities	5.5%
Consumer Staples	2.2%
Top ten holdings
ACI Worldwide, Inc.	1.7%
Portland General Electric Co.	1.4%
Pacific Premier Bancorp, Inc.	1.4%
Prosperity Bancshares, Inc.	1.3%
NorthWestern Corp.	1.3%
Viper Energy, Inc.	1.2%
National Storage Affiliates Trust, REIT	1.2%
Air Lease Corp.	1.2%
UMB Financial Corp.	1.1%
Columbia Banking System, Inc.	1.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
NDVI-SEM
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

MFS® New Discovery
Value Fund
Class R1-NDVRX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS New Discovery Value Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$103	1.94%
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	3,518,380,158	Portfolio Turnover Rate (%):	17
Total Number of Holdings:	128
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	97.6%
Money Market Funds	2.4%
Equity sectors
Financials	22.8%
Industrials	18.3%
Consumer Discretionary	11.4%
Real Estate	9.6%
Materials	9.4%
Energy	6.6%
Health Care	6.0%
Information Technology	5.8%
Utilities	5.5%
Consumer Staples	2.2%
Top ten holdings
ACI Worldwide, Inc.	1.7%
Portland General Electric Co.	1.4%
Pacific Premier Bancorp, Inc.	1.4%
Prosperity Bancshares, Inc.	1.3%
NorthWestern Corp.	1.3%
Viper Energy, Inc.	1.2%
National Storage Affiliates Trust, REIT	1.2%
Air Lease Corp.	1.2%
UMB Financial Corp.	1.1%
Columbia Banking System, Inc.	1.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
NDVR1-SEM
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

MFS® New Discovery
Value Fund
Class R2-NDVSX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS New Discovery Value Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$77	1.44%
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	3,518,380,158	Portfolio Turnover Rate (%):	17
Total Number of Holdings:	128
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	97.6%
Money Market Funds	2.4%
Equity sectors
Financials	22.8%
Industrials	18.3%
Consumer Discretionary	11.4%
Real Estate	9.6%
Materials	9.4%
Energy	6.6%
Health Care	6.0%
Information Technology	5.8%
Utilities	5.5%
Consumer Staples	2.2%
Top ten holdings
ACI Worldwide, Inc.	1.7%
Portland General Electric Co.	1.4%
Pacific Premier Bancorp, Inc.	1.4%
Prosperity Bancshares, Inc.	1.3%
NorthWestern Corp.	1.3%
Viper Energy, Inc.	1.2%
National Storage Affiliates Trust, REIT	1.2%
Air Lease Corp.	1.2%
UMB Financial Corp.	1.1%
Columbia Banking System, Inc.	1.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
NDVR2-SEM
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

MFS® New Discovery
Value Fund
Class R3-NDVTX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS New Discovery Value Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$63	1.19%
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	3,518,380,158	Portfolio Turnover Rate (%):	17
Total Number of Holdings:	128
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	97.6%
Money Market Funds	2.4%
Equity sectors
Financials	22.8%
Industrials	18.3%
Consumer Discretionary	11.4%
Real Estate	9.6%
Materials	9.4%
Energy	6.6%
Health Care	6.0%
Information Technology	5.8%
Utilities	5.5%
Consumer Staples	2.2%
Top ten holdings
ACI Worldwide, Inc.	1.7%
Portland General Electric Co.	1.4%
Pacific Premier Bancorp, Inc.	1.4%
Prosperity Bancshares, Inc.	1.3%
NorthWestern Corp.	1.3%
Viper Energy, Inc.	1.2%
National Storage Affiliates Trust, REIT	1.2%
Air Lease Corp.	1.2%
UMB Financial Corp.	1.1%
Columbia Banking System, Inc.	1.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
NDVR3-SEM
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

MFS® New Discovery
Value Fund
Class R4-NDVUX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS New Discovery Value Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$50	0.94%
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	3,518,380,158	Portfolio Turnover Rate (%):	17
Total Number of Holdings:	128
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	97.6%
Money Market Funds	2.4%
Equity sectors
Financials	22.8%
Industrials	18.3%
Consumer Discretionary	11.4%
Real Estate	9.6%
Materials	9.4%
Energy	6.6%
Health Care	6.0%
Information Technology	5.8%
Utilities	5.5%
Consumer Staples	2.2%
Top ten holdings
ACI Worldwide, Inc.	1.7%
Portland General Electric Co.	1.4%
Pacific Premier Bancorp, Inc.	1.4%
Prosperity Bancshares, Inc.	1.3%
NorthWestern Corp.	1.3%
Viper Energy, Inc.	1.2%
National Storage Affiliates Trust, REIT	1.2%
Air Lease Corp.	1.2%
UMB Financial Corp.	1.1%
Columbia Banking System, Inc.	1.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
NDVR4-SEM
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

MFS® New Discovery
Value Fund
Class R6-NDVVX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS New Discovery Value Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$45	0.85%
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	3,518,380,158	Portfolio Turnover Rate (%):	17
Total Number of Holdings:	128
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	97.6%
Money Market Funds	2.4%
Equity sectors
Financials	22.8%
Industrials	18.3%
Consumer Discretionary	11.4%
Real Estate	9.6%
Materials	9.4%
Energy	6.6%
Health Care	6.0%
Information Technology	5.8%
Utilities	5.5%
Consumer Staples	2.2%
Top ten holdings
ACI Worldwide, Inc.	1.7%
Portland General Electric Co.	1.4%
Pacific Premier Bancorp, Inc.	1.4%
Prosperity Bancshares, Inc.	1.3%
NorthWestern Corp.	1.3%
Viper Energy, Inc.	1.2%
National Storage Affiliates Trust, REIT	1.2%
Air Lease Corp.	1.2%
UMB Financial Corp.	1.1%
Columbia Banking System, Inc.	1.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
NDVR6-SEM
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

Item 1(b):

Not applicable.

ITEM 2.  CODE OF ETHICS.

The Registrant has adopted a Code of Ethics (the “Code”) pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant’s principal executive officer and principal financial and accounting officer. During the period covered by this report, the Registrant has not amended any provision in the Code that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code. David L. DiLorenzo (Principal Executive Officer) and James O. Yost (Principal Financial Officer) were the two persons covered by the Code prior to April 1, 2024. Beginning April 1, 2024, David L. DiLorenzo (Principal Executive Officer) and Kasey L. Phillips (Principal Financial Officer) are the two persons covered by the Code.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.  INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included in the financial statements of such series under Item 7 of this Form N-CSR.

MFS Diversified Income Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Diversified Income Fund
Portfolio of Investments − 8/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 44.5%
Aerospace & Defense – 0.3%
Boeing Co., 2.196%, 2/04/2026	$920,000	$ 881,518
Boeing Co., 5.15%, 5/01/2030	529,000	527,642
Boeing Co., 5.805%, 5/01/2050	2,506,000	2,365,275
General Dynamics Corp., 3.625%, 4/01/2030	1,362,000	1,319,503
L3 Harris Technologies, Inc., 5.4%, 1/15/2027	1,222,000	1,247,463
L3 Harris Technologies, Inc., 5.4%, 7/31/2033	892,000	919,552
		$7,260,953
Asset-Backed & Securitized – 1.8%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.122%, 11/15/2054 (i)	$6,428,674	$ 288,024
ACREC 2021-FL1 Ltd., “A”, FLR, 6.603% ((SOFR - 1mo. + 0.11448%) + 1.15%), 10/16/2036 (n)	754,812	752,520
ACREC 2023-FL2 LLC, “A”, FLR, 7.567% (SOFR - 1mo. + 2.23%), 2/19/2038 (n)	888,433	888,436
American Credit Acceptance Receivables Trust, 2024-2, “A”, 5.9%, 2/12/2027 (n)	513,877	514,718
AmeriCredit Automobile Receivables Trust, 2024-1, “A”, 5.61%, 1/12/2027 (n)	218,016	218,039
AmeriCredit Automobile Receivables Trust, 2024-1, “A2-B”, FLR, 5.953% (SOFR - 1mo. + 0.6%), 2/18/2028	1,142,000	1,142,121
Arbor Realty Trust, Inc., CLO, 2021-FL1, “A”, FLR, 6.421% ((SOFR - 1mo. + 0.11448%) + 0.97%), 12/15/2035 (n)	276,256	275,142
Arbor Realty Trust, Inc., CLO, 2021-FL1, “B”, FLR, 6.951% ((SOFR - 1mo. + 0.11448%) + 1.5%), 12/15/2035 (n)	998,500	987,086
Arbor Realty Trust, Inc., CLO, 2021-FL4, “AS”, FLR, 7.151% ((SOFR - 1mo. + 0.11448%) + 1.7%), 11/15/2036 (n)	484,000	476,805
AREIT 2022-CRE6 Trust, “AS”, FLR, 7.003% (SOFR - 30 day + 1.65%), 1/20/2037 (n)	946,500	937,273
AREIT 2023-CRE8 Trust LLC, “A”, FLR, 7.453% (SOFR - 1mo. + 2.1118%), 8/17/2041 (n)	474,249	474,942
ARI Fleet Lease Trust, 2023-A, “A2”, 5.41%, 2/17/2032 (n)	283,176	283,296
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	288,865	291,337
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.719%, 2/15/2054 (i)	3,476,857	266,608
BBCMS Mortgage Trust, 2022-C18, “XA”, 0.639%, 12/15/2055 (i)	4,272,573	153,379
BDS 2021-FL7 Ltd., “B”, FLR, 6.956% ((SOFR - 1mo. + 0.11448%) + 1.5%), 6/16/2036 (n)	431,500	427,344
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.259%, 3/15/2054 (i)	6,660,759	327,445
Benchmark 2021-B26 Mortgage Trust, “XA”, 0.995%, 6/15/2054 (i)	6,495,301	261,059
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.371%, 7/15/2054 (i)	7,534,709	424,723
Benchmark 2022-B36 Mortgage Trust, “XA”, 0.809%, 7/15/2055 (i)	6,961,822	308,950
Bridgecrest Lending Auto Securitization Trust, 2024-2, “A2”, 5.78%, 2/16/2027	805,134	806,292
Bridgecrest Lending Auto Securitization Trust, 2023-1, “A2”, 6.34%, 7/15/2026	131,478	131,567
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)	224,513	230,732
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	508,529	501,577
Chesapeake Funding II LLC, 2023-2A, “A2”, FLR, 6.454% (SOFR - 30 day + 1.1%), 10/15/2035 (n)	921,168	926,267
Citigroup Commercial Mortgage Trust, 2019-XA, “C7”, 0.979%, 12/15/2072 (i)(n)	9,283,021	327,960
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.877%, 4/15/2054 (i)	4,797,724	170,571
Commercial Mortgage Pass-Through Certificates, 2022-BN43, “XA”, 1.069%, 8/15/2055 (i)	7,929,600	441,243
Dell Equipment Finance Trust, 2023-1, “A2”, 5.65%, 9/22/2028 (n)	157,547	157,524
Dell Equipment Finance Trust, 2023-3, “A2”, 6.1%, 4/23/2029 (n)	379,969	380,976
Dryden Senior Loan Fund, 2022-113A, “A1R”, CLO, FLR, 6.912% (SOFR - 3mo. + 1.63%), 10/20/2035 (n)	2,500,000	2,507,470
DT Auto Owner Trust, 2023-1A, “A”, 5.48%, 4/15/2027 (n)	89,174	89,162
DT Auto Owner Trust, 2023-2A, “A”, 5.88%, 4/15/2027 (n)	311,811	312,067
ELM Trust, 2024-ELM, “A10”, 5.994%, 6/10/2039 (n)	401,338	405,595
EQT Trust, 2024-EXTR, “B”, 5.654%, 7/05/2041 (n)	234,585	238,958
Flagship Credit Auto Trust, 2019-3, “D”, 2.86%, 12/15/2025 (n)	61,366	61,220
GLS Auto Select Receivables Trust, 2023-1A, “A2”, 6.27%, 8/16/2027 (n)	378,396	380,379
GLS Auto Select Receivables Trust, 2023-2A, 6.37%, 6/15/2028 (n)	366,768	371,270
GLS Auto Select Receivables Trust, 2024-2A, “A-2”, 5.77%, 6/15/2027 (n)	1,047,000	1,049,769
KREF 2018-FT1 Ltd., “A”, FLR, 6.523% ((SOFR - 1mo. + 0.11448%) + 1.07%), 2/15/2039 (n)	477,532	470,040
DIFFS-SEM

MFS Diversified Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
KREF 2018-FT1 Ltd., “AS”, FLR, 6.753% ((SOFR - 1mo. + 0.11448%) + 1.3%), 2/15/2039 (n)	$526,000	$ 509,308
LAD Auto Receivables Trust, 2022-1A, “A”, 5.21%, 6/15/2027 (n)	123,691	123,631
LAD Auto Receivables Trust, 2023-1A, “A2”, 5.68%, 10/15/2026 (n)	78,774	78,791
LAD Auto Receivables Trust, 2023-2A, “A2”, 5.93%, 6/15/2027 (n)	553,716	554,717
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 7.201% ((SOFR - 1mo. + 0.11448%) + 1.75%), 7/15/2036 (n)	750,000	745,901
MF1 2020-FL4 Ltd., “A”, FLR, 7.151% ((SOFR - 1mo. + 0.11448%) + 1.7%), 12/15/2035 (n)	525,690	525,781
MF1 2021-FL5 Ltd., “AS”, FLR, 6.651% ((SOFR - 1mo. + 0.11448%) + 1.2%), 7/15/2036 (n)	985,000	979,707
MF1 2021-FL5 Ltd., “B”, FLR, 6.901% ((SOFR - 1mo. + 0.11448%) + 1.45%), 7/15/2036 (n)	1,241,000	1,230,182
MF1 2022-FL8 Ltd., “A”, FLR, 6.686% (SOFR - 1mo. + 1.35%), 2/19/2037 (n)	1,386,081	1,376,868
MF1 Multi-Family Housing Mortgage Loan Trust, 2024-FL5, “A”, FLR, 7.03% (SOFR - 1mo. + 1.688%), 8/18/2041 (n)	1,151,000	1,149,141
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 0.973%, 12/15/2051 (i)	8,947,178	255,700
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.408%, 5/15/2054 (i)	2,678,535	153,146
Morgan Stanley Residential Mortgage Loan Trust, 2024-NQM1, “A-1”, 6.152%, 12/25/2068 (n)	901,466	908,660
Navistar Financial Dealer Note Master Owner Trust, 2023-1, “A”, 6.18%, 8/25/2028 (n)	393,000	397,377
Navistar Financial Dealer Note Master Owner Trust, 2023-1, “B”, 6.48%, 8/25/2028 (n)	218,000	219,406
OBX Trust, 2023-NQM5, “A1”, 5.988%, 1/25/2064 (n)	428,685	431,204
OBX Trust, 2024-NQM1, “A1”, 5.928%, 11/25/2063 (n)	678,184	681,319
OBX Trust, 2024-NQM1, “A2”, 6.253%, 11/25/2063 (n)	97,212	97,693
OBX Trust, 2024-NQM2, “A1”, 5.878%, 12/25/2063 (n)	737,422	741,876
OBX Trust, 2024-NQM3, “A1”, 6.129%, 12/25/2063 (n)	461,791	465,327
OBX Trust, 2024-NQM6, “A1”, 6.447%, 2/25/2064 (n)	799,737	810,081
PFP III 2021-8 Ltd., “AS”, FLR, 6.703% ((SOFR - 1mo. + 0.11448%) + 1.25%), 8/09/2037 (n)	881,376	877,992
PFS Financing Corp., 2023-C, “B”, 5.91%, 10/15/2028 (n)	208,000	211,995
ReadyCap Commercial Mortgage Trust, 2021-FL7, “A”, FLR, 6.592% ((SOFR - 1mo. + 0.11448%) + 1.2%), 11/25/2036 (n)	201,386	199,958
ReadyCap Commercial Mortgage Trust, 2021-FL7, “AS”, FLR, 6.892% ((SOFR - 1mo. + 0.11448%) + 1.5%), 11/25/2036 (n)	109,000	108,386
Santander Drive Auto Receivables Trust, 2024-1, “A2”, 5.71%, 2/16/2027	226,983	227,055
SBNA Auto Lease Trust, 2023-A, “A2”, 6.27%, 4/20/2026 (n)	564,438	566,604
SBNA Auto Lease Trust, 2024-A, “A2”, 5.45%, 1/20/2026 (n)	348,884	349,138
Toyota Lease Owner Trust, 2023-A, “A2”, 5.3%, 8/20/2025 (n)	215,218	215,178
Verus Securitization Trust, 2014-1, “A1”, 5.712%, 1/25/2069 (n)	877,247	879,319
Verus Securitization Trust, 2024-1, “A2”, 5.915%, 1/25/2069 (n)	245,148	245,383
Verus Securitization Trust, 2024-4, “A1”, 6.218%, 6/25/2069 (n)	901,161	909,726
Virginia Power Fuel Securitization LLC, 5.088%, 5/01/2027	471,000	475,793
Wells Fargo Commercial Mortgage Trust, 2018-C48, “XA”, 1.104%, 1/15/2052 (i)(n)	5,077,228	166,394
Westlake Automobile Receivables Trust, 2023-1A, “A2B”, FLR, 6.204% (SOFR - 30 day + 0.85%), 6/15/2026 (n)	29,532	29,544
Westlake Automobile Receivables Trust, 2024-1A “A2B”, FLR, 5.924% (SOFR - 1mo. + 0.57%), 3/15/2027 (n)	679,000	679,882
World Omni Select Auto Trust 2023-A, “A2B”, FLR, 6.204% (SOFR - 30 day + 0.85%), 3/15/2027	442,197	442,574
		$38,680,623
Automotive – 0.2%
Cummins, Inc., 5.45%, 2/20/2054	$638,000	$ 654,954
Ford Motor Credit Co. LLC, 6.95%, 6/10/2026	1,800,000	1,849,534
Ford Motor Credit Co. LLC, 5.8%, 3/08/2029	801,000	816,318
Ford Motor Credit Co. LLC, 3.25%, 2/12/2032	625,000	532,328
Hyundai Capital America, 6.375%, 4/08/2030 (n)	1,300,000	1,393,615
		$5,246,749
Broadcasting – 0.3%
Prosus N.V., 4.193%, 1/19/2032 (n)	$881,000	$ 801,584
Prosus N.V., 4.027%, 8/03/2050 (n)	1,149,000	800,211
Walt Disney Co., 3.5%, 5/13/2040	2,155,000	1,786,173
Walt Disney Co., 3.8%, 5/13/2060	1,364,000	1,058,257
WarnerMedia Holdings, Inc., 4.279%, 3/15/2032	1,008,000	881,144

MFS Diversified Income Fund
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Broadcasting – continued
Weibo Corp., 3.375%, 7/08/2030		$1,482,000	$ 1,327,616
			$6,654,985
Brokerage & Asset Managers – 0.2%
Charles Schwab Corp., 5.643% to 5/19/2028, FLR (SOFR - 1 day + 2.210%) to 5/19/2029		$756,000	$ 782,182
Charles Schwab Corp., 6.136% to 8/24/2033, FLR (SOFR - 1 day + 2.01%) to 8/24/2034		812,000	872,283
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)		1,219,000	1,197,180
LPL Holdings, Inc., 6.75%, 11/17/2028		325,000	346,608
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)		1,273,000	1,188,526
LSEG US Financial Corp., 5.297%, 3/28/2034 (n)		517,000	535,453
			$4,922,232
Building – 0.0%
Vulcan Materials Co., 3.5%, 6/01/2030		$814,000	$ 770,610
Vulcan Materials Co., 4.5%, 6/15/2047		419,000	365,005
			$1,135,615
Business Services – 0.2%
Fiserv, Inc., 4.4%, 7/01/2049		$2,188,000	$ 1,875,713
Mastercard, Inc., 3.85%, 3/26/2050		1,013,000	840,925
Visa, Inc., 2.05%, 4/15/2030		1,506,000	1,349,725
Visa, Inc., 2%, 8/15/2050		1,120,000	669,313
			$4,735,676
Cable TV – 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.1%, 6/01/2029		$1,998,000	$ 2,064,289
Comcast Corp., 5.35%, 5/15/2053		1,359,000	1,360,416
United Group B.V., 6.75%, 2/15/2031 (n)	EUR	214,000	248,861
Videotron Ltd., 3.625%, 6/15/2029 (n)		$1,603,000	1,510,606
			$5,184,172
Computer Software – 0.2%
Cisco Systems, Inc., 5.5%, 1/15/2040		$745,000	$ 790,440
Microsoft Corp., 2.525%, 6/01/2050		1,939,000	1,291,456
Microsoft Corp., 2.5%, 9/15/2050		1,594,000	1,047,912
Oracle Corp., 5.55%, 2/06/2053		908,000	899,961
			$4,029,769
Computer Software - Systems – 0.2%
Apple, Inc., 1.7%, 8/05/2031		$2,280,000	$ 1,948,862
Apple, Inc., 2.65%, 5/11/2050		2,533,000	1,714,480
			$3,663,342
Conglomerates – 0.3%
Ingersoll Rand, Inc., 5.45%, 6/15/2034		$448,000	$ 465,932
nVent Finance S.à r.l., 5.65%, 5/15/2033		1,255,000	1,287,456
Regal Rexnord Corp., 6.05%, 4/15/2028		1,114,000	1,151,143
Regal Rexnord Corp., 6.3%, 2/15/2030		955,000	1,008,533
Sisecam UK PLC, 8.625%, 5/02/2032 (n)		815,000	842,775
Westinghouse Air Brake Technologies Corp., 4.7%, 9/15/2028		1,429,000	1,433,222
Westinghouse Air Brake Technologies Corp., 5.611%, 3/11/2034		699,000	727,941
			$6,917,002

MFS Diversified Income Fund
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Consumer Products – 0.3%
Haleon US Capital LLC, 3.625%, 3/24/2032		$935,000	$ 868,677
Kenvue, Inc., 5%, 3/22/2030		1,572,000	1,626,973
Kenvue, Inc., 5.1%, 3/22/2043		1,017,000	1,024,508
Kenvue, Inc., 5.05%, 3/22/2053		960,000	956,308
Mattel, Inc., 3.75%, 4/01/2029 (n)		1,307,000	1,241,523
			$5,717,989
Consumer Services – 0.2%
Booking Holdings, Inc., 3.55%, 3/15/2028		$1,367,000	$ 1,331,471
Booking Holdings, Inc., 4.625%, 4/13/2030		405,000	409,357
CBRE Group, Inc., 5.95%, 8/15/2034		1,813,000	1,915,600
Meituan, 3.05%, 10/28/2030 (n)		402,000	359,928
			$4,016,356
Containers – 0.1%
San Miguel Industrias PET S.A., 3.5%, 8/02/2028 (n)		$2,000,000	$ 1,799,253
Electrical Equipment – 0.1%
Arrow Electronics, Inc., 5.875%, 4/10/2034		$1,326,000	$ 1,356,497
Electronics – 0.3%
Analog Devices, Inc., 5.05%, 4/01/2034		$2,509,000	$ 2,588,316
Broadcom, Inc., 5.05%, 7/12/2029		702,000	715,695
Intel Corp., 5.7%, 2/10/2053		1,069,000	1,022,337
Lam Research Corp., 1.9%, 6/15/2030		388,000	339,120
Lam Research Corp., 4.875%, 3/15/2049		1,260,000	1,209,740
			$5,875,208
Emerging Market Quasi-Sovereign – 2.9%
Abu Dhabi Crude Oil Pipeline, 4.6%, 11/02/2047		$870,000	$ 805,446
Abu Dhabi Development Holding Co. PJSC, 5.375%, 5/08/2029 (n)		710,000	733,941
Abu Dhabi Development Holding Co. PJSC, 5.5%, 5/08/2034 (n)		1,214,000	1,279,252
Abu Dhabi National Energy Co. PJSC, 4.696%, 4/24/2033 (n)		1,147,000	1,158,330
Banco del Estado de Chile, 7.95% to 5/02/2029, FLR (CMT - 5yr. + 3.228%) to 11/02/2172 (n)		610,000	645,174
Banco do Brasil S.A., 6%, 3/18/2031 (n)		868,000	881,266
Bank Gospodarstwa Krajowego (Republic of Poland), 6.25%, 10/31/2028 (n)		753,000	801,945
Bank Gospodarstwa Krajowego (Republic of Poland), 5.375%, 5/22/2033 (n)		1,041,000	1,064,354
Bulgarian Energy Holding EAD, 2.45%, 7/22/2028	EUR	1,054,000	1,048,792
Chile Electricity Lux MPC S.à r.l., 6.01%, 1/20/2033 (n)		$462,235	478,413
Codelco, Inc. (Republic of Chile), 6.44%, 1/26/2036 (n)		597,000	640,596
Corporacion Financiera de Desarrollo S.A. (Republic of Peru), 5.95%, 4/30/2029 (n)		1,013,000	1,041,569
Development Bank of Kazakhstan JSC, 5.5%, 4/15/2027 (n)		911,000	910,337
Dua Capital Ltd. (Federation of Malaysia), 2.78%, 5/11/2031		878,000	779,485
Edo Sukuk Ltd. (Kingdom of Saudi Arabia), 5.662%, 7/03/2031 (n)		524,000	532,515
Empresa de Transmision Electrica S.A. (Republic of Panama), 5.125%, 5/02/2049 (n)		1,694,000	1,281,898
Empresa Nacional del Petroleo (Republic of Chile), 5.25%, 11/06/2029		624,000	624,914
Empresa Nacional del Petroleo (Republic of Chile), 3.45%, 9/16/2031 (n)		454,000	407,314
Empresa Nacional del Petroleo (Republic of Chile), 6.15%, 5/10/2033 (n)		800,000	839,183
Empresa Nacional del Petroleo (Republic of Chile), 5.95%, 7/30/2034 (n)		487,000	506,012
Empresa Nacional del Petroleo (Republic of Chile), 4.5%, 9/14/2047		895,000	706,983
Eskom Holdings SOC Ltd. (Republic of South Africa), 7.125%, 2/11/2025		3,186,000	3,183,324
Eskom Holdings SOC Ltd. (Republic of South Africa), 6.35%, 8/10/2028 (n)		684,000	684,383
Export-Import Bank of India, 5.5%, 1/18/2033 (n)		2,154,000	2,238,622

MFS Diversified Income Fund
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Quasi-Sovereign – continued
GACI First Investment Co. (Kingdom of Saudi Arabia), 4.875%, 2/14/2035		$594,000	$ 586,070
GACI First Investment Co. (Kingdom of Saudi Arabia), 5.125%, 2/14/2053		656,000	595,523
GACI First Investment Co. (Kingdom of Saudi Arabia), 5.375%, 1/29/2054		660,000	616,704
Indian Railway Finance Corp., 2.8%, 2/10/2031 (n)		1,354,000	1,192,619
Ipoteka Bank (Republic of Uzbekistan), 5.5%, 11/19/2025		1,553,000	1,500,726
KazMunayGas National Co., JSC (Republic of Kazakhstan), 3.5%, 4/14/2033		839,000	713,294
KazMunayGas National Co., JSC (Republic of Kazakhstan), 5.75%, 4/19/2047		813,000	737,702
KazMunayGas National Co., JSC (Republic of Kazakhstan), 6.375%, 10/24/2048		1,516,000	1,483,491
Magyar Export-Import Bank PLC (Republic of Hungary), 6.125%, 12/04/2027 (n)		798,000	812,827
MDGH - GMTN RSC Ltd. (United Arab Emirates), 5.084%, 5/22/2053 (n)		299,000	295,786
MVM Energetika Zartkoruen Mukodo Reszvenytarsasag (Republic of Hungary), 6.5%, 3/13/2031		852,000	874,261
National Bank of Uzbekistan, 8.5%, 7/05/2029		414,000	413,482
NBK SPC Ltd. (State of Kuwait), 5.5% to 6/06/2029, FLR (SOFR - 1 day + 1.16%) to 6/06/2030 (n)		426,000	439,398
NPC Ukrenergo (Government of Ukraine), 6.875%, 11/09/2028 (n)		905,000	497,750
OCP S.A. (Republic of Madagascar), 6.875%, 4/25/2044		1,263,000	1,274,114
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 6.75%, 5/02/2034 (n)		1,309,000	1,394,119
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 5.125%, 6/23/2051 (n)		2,245,000	1,793,093
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 7.5%, 5/02/2054 (n)		1,481,000	1,586,684
Oryx Funding Ltd. (Sultanate of Oman), 5.8%, 2/03/2031 (n)		1,210,000	1,232,504
Pertamina PT, 5.625%, 5/20/2043		957,000	965,125
Petroleos Mexicanos, 6.84%, 1/23/2030		1,186,000	1,069,912
Petroleos Mexicanos, 6.7%, 2/16/2032		808,000	696,217
Petroleos Mexicanos, 10%, 2/07/2033		646,000	663,633
Petroleos Mexicanos, 6.75%, 9/21/2047		2,480,000	1,697,521
Petroleos Mexicanos, 7.69%, 1/23/2050		1,764,000	1,312,424
Petroleos Mexicanos, 6.95%, 1/28/2060		1,687,000	1,152,145
PT Freeport Indonesia, 6.2%, 4/14/2052 (n)		800,000	831,753
PT Indonesia Asahan Aluminium (Persero), 5.8%, 5/15/2050 (n)		1,050,000	1,029,529
Qatar Petroleum, 3.3%, 7/12/2051 (n)		1,053,000	785,814
QNB Finance Ltd. (State of Qatar), 2.75%, 2/12/2027		1,129,000	1,079,288
Saudi Arabian Oil Co., 5.25%, 7/17/2034 (n)		1,633,000	1,668,142
Saudi Arabian Oil Co., 5.75%, 7/17/2054 (n)		638,000	639,914
Saudi Arabian Oil Co., 5.875%, 7/17/2064 (n)		836,000	848,225
Saudi Arabian Oil Co., 3.5%, 11/24/2070 (n)		1,784,000	1,202,041
Southern Gas Corridor CJSC (Republic of Azerbaijan), 6.875%, 3/24/2026 (n)		1,530,000	1,554,618
Sweihan PV Power Co. PJSC (United Arab Emirates), 3.625%, 1/31/2049 (n)		967,508	812,869
Turkiye Ihracat Kredi Bankasi A.S., 7.5%, 2/06/2028 (n)		1,069,000	1,092,496
Uzbek Industrial and Construction Bank ATB, 8.95%, 7/24/2029 (n)		741,000	733,590
Uzbekneftegaz JSC (Republic of Uzbekistan), 4.75%, 11/16/2028 (n)		1,236,000	1,061,721
			$62,211,172
Emerging Market Sovereign – 8.6%
Arab Republic of Egypt, 7.6%, 3/01/2029 (n)		$523,000	$ 490,877
Arab Republic of Egypt, 7.6%, 3/01/2029		937,000	879,449
Arab Republic of Egypt, 5.875%, 2/16/2031		1,366,000	1,099,630
Arab Republic of Egypt, 7.625%, 5/29/2032		2,898,000	2,481,760
Arab Republic of Egypt, 7.3%, 9/30/2033		1,266,000	1,036,423
Arab Republic of Egypt, 8.5%, 1/31/2047		873,000	674,148
Arab Republic of Egypt, 7.903%, 2/21/2048		1,356,000	994,875
Arab Republic of Egypt, 8.875%, 5/29/2050 (n)		638,000	505,047
Arab Republic of Egypt, 7.5%, 2/16/2061 (n)		1,057,000	727,744
Czech Republic, 5%, 9/30/2030	CZK	60,210,000	2,848,832
Czech Republic, 2%, 10/13/2033		60,310,000	2,280,861
Dominican Republic, 6%, 7/19/2028 (n)		$1,663,000	1,688,444

MFS Diversified Income Fund
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
Dominican Republic, 5.5%, 2/22/2029 (n)		$1,714,000	$ 1,709,953
Dominican Republic, 7.05%, 2/03/2031 (n)		1,449,000	1,552,952
Dominican Republic, 4.875%, 9/23/2032 (n)		1,192,000	1,120,107
Dominican Republic, 6%, 2/22/2033 (n)		907,000	914,939
Dominican Republic, 6.6%, 6/01/2036 (n)		954,000	1,000,106
Dominican Republic, 5.3%, 1/21/2041 (n)		1,002,000	906,072
Dominican Republic, 5.875%, 1/30/2060 (n)		2,282,000	2,097,363
Federal Republic of Nigeria, 6.125%, 9/28/2028 (n)		1,457,000	1,310,426
Federal Republic of Nigeria, 7.875%, 2/16/2032		1,804,000	1,604,640
Federal Republic of Nigeria, 7.375%, 9/28/2033 (n)		601,000	504,524
Federal Republic of Nigeria, 7.375%, 9/28/2033		1,553,000	1,303,705
Federal Republic of Nigeria, 7.696%, 2/23/2038 (n)		621,000	498,250
Federal Republic of Nigeria, 7.696%, 2/23/2038		969,000	777,463
Federative Republic of Brazil, 10%, 1/01/2027	BRL	16,250,000	2,774,763
Federative Republic of Brazil, 10%, 1/01/2029		12,971,000	2,145,901
Federative Republic of Brazil, 6.125%, 1/22/2032		$678,000	687,874
Federative Republic of Brazil, 6.125%, 3/15/2034		727,000	734,417
Federative Republic of Brazil, 4.75%, 1/14/2050		763,000	577,899
Federative Republic of Brazil, 7.125%, 5/13/2054		1,201,000	1,232,198
Government of Ukraine, 0%, 2/01/2030 (n)		68,728	29,038
Government of Ukraine, 0%, 2/01/2034 (n)		256,828	78,975
Government of Ukraine, 1.75%, 2/01/2034 (n)		188,729	82,569
Government of Ukraine, 0%, 2/01/2035 (n)		217,038	86,815
Government of Ukraine, 1.75%, 2/01/2035 (n)		440,367	189,358
Government of Ukraine, 0%, 2/01/2036 (n)		180,865	71,622
Government of Ukraine, 1.75%, 2/01/2036 (n)		629,096	267,366
Government of Ukraine, GDP Linked Bond, 7.75%, 8/01/2041		2,068,000	1,426,920
Hashemite Kingdom of Jordan, 7.375%, 10/10/2047		427,000	388,058
Islamic Republic of Pakistan, 6%, 4/08/2026		557,000	510,971
Islamic Republic of Pakistan, 7.375%, 4/08/2031		874,000	697,913
Islamic Republic of Pakistan, 8.875%, 4/08/2051 (n)		1,504,000	1,126,195
Kingdom of Morocco, 6.5%, 9/08/2033 (n)		1,020,000	1,089,325
Kingdom of Saudi Arabia, 5%, 1/16/2034 (n)		843,000	858,756
Kingdom of Saudi Arabia, 4.5%, 10/26/2046		1,925,000	1,696,191
Kingdom of Saudi Arabia, 4.625%, 10/04/2047		1,889,000	1,690,088
Kingdom of Saudi Arabia, 3.25%, 11/17/2051 (n)		736,000	513,929
KSA Sukuk Ltd. (Kingdom of Saudi Arabia), 5.25%, 6/04/2034 (n)		916,000	947,657
Oriental Republic of Uruguay, 8.25%, 5/21/2031	UYU	89,988,000	2,065,291
Oriental Republic of Uruguay, 9.75%, 7/20/2033		56,723,000	1,405,517
Oriental Republic of Uruguay, 5.75%, 10/28/2034		$826,000	896,029
Oriental Republic of Uruguay, 4.975%, 4/20/2055		753,000	725,297
Republic of Albania, 5.9%, 6/09/2028	EUR	601,000	692,454
Republic of Angola, 8.75%, 4/14/2032 (n)		$1,396,000	1,266,535
Republic of Angola, 9.375%, 5/08/2048		2,391,000	2,053,188
Republic of Angola, 9.125%, 11/26/2049		3,425,000	2,877,616
Republic of Argentina, 4.125%, 7/09/2035		5,844,000	2,593,312
Republic of Argentina, 5%, 1/09/2038		3,708,000	1,800,918
Republic of Argentina, 3.5%, 7/09/2041		3,925,000	1,633,723
Republic of Azerbaijan, 3.5%, 9/01/2032		857,000	763,008
Republic of Benin, 4.95%, 1/22/2035	EUR	804,000	721,392
Republic of Benin, 7.96%, 2/13/2038 (n)		$816,000	779,867
Republic of Bulgaria, 3.625%, 9/05/2032	EUR	971,000	1,068,932
Republic of Bulgaria, 4.875%, 5/13/2036		276,000	330,413
Republic of Bulgaria, 5%, 3/05/2037		$1,134,000	1,125,325

MFS Diversified Income Fund
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
Republic of Bulgaria, 4.25%, 9/05/2044	EUR	674,000	$ 738,446
Republic of Chile, 4%, 1/31/2052		$2,111,000	1,713,520
Republic of Chile, 5.33%, 1/05/2054		1,321,569	1,306,371
Republic of Colombia, 3.25%, 4/22/2032		1,376,000	1,093,488
Republic of Colombia, 8%, 11/14/2035		1,503,000	1,595,081
Republic of Costa Rica, 6.55%, 4/03/2034 (n)		1,204,000	1,266,849
Republic of Costa Rica, 7.158%, 3/12/2045		958,000	1,021,652
Republic of Costa Rica, 7.3%, 11/13/2054 (n)		1,919,000	2,075,048
Republic of Cote d'Ivoire, 4.875%, 1/30/2032 (n)	EUR	1,386,000	1,327,168
Republic of Cote d'Ivoire, 7.625%, 1/30/2033 (n)		$832,000	828,917
Republic of Cote d'Ivoire, 8.25%, 1/30/2037 (n)		1,228,000	1,222,953
Republic of Cote d'Ivoire, 6.875%, 10/17/2040 (n)	EUR	1,164,000	1,106,598
Republic of Cote d'Ivoire, 6.625%, 3/22/2048 (n)		602,000	532,361
Republic of Ecuador, 5.5%, 7/31/2035		$2,604,000	1,432,200
Republic of Ecuador, 5%, 7/31/2040		6,348,000	3,193,044
Republic of Ghana, 7.875%, 2/11/2035 (a)(d)		1,533,000	804,974
Republic of Guatemala, 6.05%, 8/06/2031 (n)		992,000	1,011,384
Republic of Guatemala, 3.7%, 10/07/2033		936,000	794,477
Republic of Guatemala, 6.6%, 6/13/2036 (n)		703,000	732,174
Republic of Guatemala, 6.55%, 2/06/2037 (n)		794,000	818,177
Republic of Hungary, 6.25%, 9/22/2032 (n)		674,000	721,180
Republic of Hungary, 5.5%, 6/16/2034 (n)		2,223,000	2,248,078
Republic of Hungary, 7%, 10/24/2035	HUF	560,050,000	1,652,233
Republic of Hungary, 5.5%, 3/26/2036 (n)		$1,201,000	1,208,806
Republic of Hungary, 6.75%, 9/25/2052 (n)		708,000	796,826
Republic of India, 7.18%, 8/14/2033	INR	135,190,000	1,635,883
Republic of Indonesia, 4.35%, 1/11/2048		$1,063,000	964,300
Republic of Indonesia, 5.45%, 9/20/2052		644,000	672,684
Republic of Latvia, 5.125%, 7/30/2034 (n)		980,000	1,002,540
Republic of Panama, 3.298%, 1/19/2033		1,508,000	1,223,030
Republic of Panama, 6.4%, 2/14/2035		358,000	356,619
Republic of Panama, 6.7%, 1/26/2036		336,000	341,875
Republic of Panama, 8%, 3/01/2038		2,355,000	2,594,579
Republic of Panama, 6.853%, 3/28/2054		667,000	652,712
Republic of Panama, 3.87%, 7/23/2060		873,000	530,017
Republic of Panama, 4.5%, 1/19/2063		1,037,000	704,923
Republic of Paraguay, 3.849%, 6/28/2033		1,268,000	1,149,366
Republic of Paraguay, 5.85%, 8/21/2033 (n)		942,000	967,462
Republic of Paraguay, 6%, 2/09/2036 (n)		659,000	682,682
Republic of Paraguay, 5.6%, 3/13/2048		1,093,000	1,025,454
Republic of Paraguay, 5.4%, 3/30/2050 (n)		3,361,000	3,055,958
Republic of Paraguay, 5.4%, 3/30/2050		1,091,000	991,982
Republic of Peru, 5.375%, 2/08/2035		731,000	740,598
Republic of Peru, 5.875%, 8/08/2054		799,000	832,701
Republic of Philippines, 6.25%, 1/25/2034	PHP	49,690,000	893,013
Republic of Philippines, 6.75%, 1/24/2039		47,910,000	902,007
Republic of Philippines, 5.5%, 1/17/2048		$840,000	879,585
Republic of Poland, 4.625%, 3/18/2029		713,000	725,549
Republic of Poland, 1.75%, 4/25/2032	PLN	4,864,000	980,271
Republic of Poland, 5.75%, 11/16/2032		$1,038,000	1,113,481
Republic of Poland, 4.875%, 10/04/2033		828,000	838,764
Republic of Poland, 5.125%, 9/18/2034		981,000	1,005,721
Republic of Poland, 5.5%, 4/04/2053		677,000	693,248
Republic of Poland, 5.5%, 3/18/2054		1,013,000	1,033,509

MFS Diversified Income Fund
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
Republic of Romania, 6.625%, 2/17/2028 (n)		$486,000	$ 505,553
Republic of Romania, 5.5%, 9/18/2028 (n)	EUR	1,132,000	1,307,609
Republic of Romania, 5.875%, 1/30/2029 (n)		$590,000	601,080
Republic of Romania, 1.75%, 7/13/2030 (n)	EUR	749,000	693,957
Republic of Romania, 7.125%, 1/17/2033 (n)		$916,000	990,462
Republic of Romania, 6.375%, 1/30/2034 (n)		554,000	569,250
Republic of Romania, 5.625%, 2/22/2036 (n)	EUR	311,000	337,409
Republic of Romania, 2.75%, 4/14/2041 (n)		611,000	448,668
Republic of Serbia, 6.25%, 5/26/2028 (n)		$895,000	921,474
Republic of Serbia, 1.65%, 3/03/2033	EUR	429,000	366,475
Republic of Serbia, 6.5%, 9/26/2033 (n)		$716,000	748,549
Republic of Serbia, 6%, 6/12/2034 (n)		657,000	667,341
Republic of South Africa, 8.875%, 2/28/2035	ZAR	23,412,000	1,173,139
Republic of South Africa, 7.3%, 4/20/2052		$1,812,000	1,749,486
Republic of Sri Lanka, 6.125%, 6/03/2025 (a)(d)		1,737,000	912,375
Republic of Sri Lanka, 7.55%, 3/28/2030 (a)(d)		882,000	469,372
Republic of Trinidad & Tobago, 6.4%, 6/26/2034 (n)		835,000	851,700
Republic of Turkey, 6.125%, 10/24/2028		823,000	824,941
Republic of Turkey, 8.509%, 1/14/2029 (n)		768,000	828,657
Republic of Turkey, 5.25%, 3/13/2030		1,110,000	1,051,148
Republic of Turkey, 5.875%, 5/21/2030	EUR	1,014,000	1,146,064
Republic of Turkey, 5.95%, 1/15/2031		$1,577,000	1,508,085
Republic of Turkey, 5.875%, 6/26/2031		1,934,000	1,834,960
Republic of Turkey, 9.375%, 1/19/2033		348,000	400,230
Republic of Turkey, 7.625%, 5/15/2034		1,118,000	1,165,180
Republic of Turkey, 6.875%, 3/17/2036		945,000	921,588
Republic of Turkey, 6%, 1/14/2041		1,225,000	1,050,799
Republic of Turkey, 5.75%, 5/11/2047		1,575,000	1,239,963
Republic of Uzbekistan, 7.85%, 10/12/2028 (n)		668,000	700,251
Republic of Uzbekistan, 5.375%, 2/20/2029		1,081,000	1,028,339
Republic of Uzbekistan, 6.9%, 2/28/2032 (n)		907,000	906,025
Republic of Venezuela, 7%, 3/31/2038 (a)(d)		6,312,000	852,814
Republic of Zambia, 5.75%, 6/30/2033		1,389,112	1,213,139
Republic of Zambia, 0.5%, 12/31/2053		644,483	321,993
Socialist Republic of Vietnam, 4.8%, 11/19/2024		1,088,000	1,085,062
State of Qatar, 4.817%, 3/14/2049 (n)		819,000	804,166
State of Qatar, 4.817%, 3/14/2049		619,000	607,789
State of Qatar, 4.4%, 4/16/2050 (n)		652,000	601,393
Sultanate of Oman, 6.5%, 3/08/2047		1,218,000	1,285,221
Sultanate of Oman, 6.75%, 1/17/2048		4,130,000	4,471,138
Sultanate of Oman, 7%, 1/25/2051 (n)		1,897,000	2,117,242
Sultanate of Oman, 7%, 1/25/2051		3,459,000	3,860,590
United Arab Emirates International Government, 4.857%, 7/02/2034 (n)		843,000	871,451
United Mexican States, 8.5%, 5/31/2029	MXN	23,000,000	1,112,544
United Mexican States, 7.75%, 5/29/2031		12,100,000	554,606
United Mexican States, 3.5%, 2/12/2034		$1,435,000	1,207,077
United Mexican States, 6%, 5/07/2036		1,193,000	1,201,544
United Mexican States, 6.338%, 5/04/2053		1,787,000	1,750,009
United Mexican States, 6.4%, 5/07/2054		778,000	768,756
			$186,751,386

MFS Diversified Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Energy - Independent – 0.6%
Diamondback Energy, Inc., 5.4%, 4/18/2034	$449,000	$ 457,009
Diamondback Energy, Inc., 5.75%, 4/18/2054	1,296,000	1,296,527
EQT Corp., 3.625%, 5/15/2031 (n)	982,000	891,859
Medco Laurel Tree Pte. Ltd., 6.95%, 11/12/2028 (n)	329,000	328,897
Medco Maple Tree Pte. Ltd., 8.96%, 4/27/2029 (n)	462,000	486,850
Occidental Petroleum Corp., 6.125%, 1/01/2031	752,000	792,581
Occidental Petroleum Corp., 4.4%, 4/15/2046	1,535,000	1,259,401
Occidental Petroleum Corp., 6.05%, 10/01/2054	478,000	486,122
Pioneer Natural Resources Co., 1.9%, 8/15/2030	1,491,000	1,298,800
Pioneer Natural Resources Co., 2.15%, 1/15/2031	757,000	658,466
Santos Finance Ltd., 6.875%, 9/19/2033 (n)	1,127,000	1,236,135
Sierracol Energy Andina LLC, 6%, 6/15/2028 (n)	743,000	676,429
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)	2,119,000	2,051,658
Tengizchevroil Finance Co. International Ltd., 3.25%, 8/15/2030 (n)	1,286,000	1,096,966
Trident Energy Finance PLC, 12.5%, 11/30/2029 (n)	565,000	589,013
		$13,606,713
Energy - Integrated – 0.1%
BP Capital Markets America, Inc., 1.749%, 8/10/2030	$1,672,000	$ 1,440,207
BP Capital Markets America, Inc., 4.812%, 2/13/2033	347,000	347,094
BP Capital Markets America, Inc., 3.001%, 3/17/2052	1,301,000	880,234
		$2,667,535
Financial Institutions – 0.2%
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	$1,323,000	$ 1,223,737
Muthoot Finance Ltd., 7.125%, 2/14/2028 (n)	714,000	727,736
Shriram Transport Finance Co. Ltd., 6.625%, 4/22/2027 (n)	553,000	558,506
SMBC Aviation Capital Finance DAC, 5.3%, 4/03/2029 (n)	1,860,000	1,893,247
		$4,403,226
Food & Beverages – 1.3%
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049	$2,533,000	$ 2,654,439
Aragvi Finance International DAC, 8.45%, 4/29/2026 (n)	826,000	731,597
Bacardi Ltd., 5.15%, 5/15/2038 (n)	2,936,000	2,825,605
Bimbo Bakeries USA, Inc., 6.05%, 1/15/2029 (n)	1,448,000	1,520,921
Bimbo Bakeries USA, Inc., 5.375%, 1/09/2036 (n)	932,000	946,215
Campbell Soup Co., 2.375%, 4/24/2030	189,000	168,996
Central American Bottling Corp., 5.25%, 4/27/2029 (n)	2,121,000	2,042,886
Compania Cervecerias Unidas S.A., 3.35%, 1/19/2032 (n)	823,000	726,175
Constellation Brands, Inc., 2.25%, 8/01/2031	682,000	581,262
Constellation Brands, Inc., 4.1%, 2/15/2048	1,939,000	1,599,984
Diageo Capital PLC, 5.625%, 10/05/2033	1,750,000	1,866,170
JBS USA Food Co., 6.5%, 12/01/2052	572,000	602,569
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3%, 2/02/2029	977,000	902,652
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.75%, 12/01/2031	568,000	514,794
JDE Peet's N.V., 0.8%, 9/24/2024 (n)	981,000	978,186
Kraft Heinz Foods Co., 4.875%, 10/01/2049	816,000	745,011
Kraft Heinz Foods Co., 5.5%, 6/01/2050	1,531,000	1,527,469
Mars, Inc., 4.55%, 4/20/2028 (n)	2,150,000	2,161,128
Mars, Inc., 4.75%, 4/20/2033 (n)	1,812,000	1,801,104
PT Indofood CBP Sukses Makmur Tbk, 3.398%, 6/09/2031	1,243,000	1,121,655
PT Indofood CBP Sukses Makmur Tbk, 4.805%, 4/27/2052	1,637,000	1,412,174

MFS Diversified Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Food & Beverages – continued
SYSCO Corp., 4.45%, 3/15/2048	$640,000	$ 551,419
		$27,982,411
Gaming & Lodging – 0.3%
Flutter Treasury DAC, 6.375%, 4/29/2029 (n)	$309,000	$ 318,793
Las Vegas Sands Corp., 5.9%, 6/01/2027	582,000	594,101
Las Vegas Sands Corp., 6.2%, 8/15/2034	894,000	915,572
Marriott International, Inc., 2.85%, 4/15/2031	1,075,000	953,748
Marriott International, Inc., 3.5%, 10/15/2032	635,000	572,521
Melco Resorts Finance Ltd., 7.625%, 4/17/2032 (n)	716,000	717,035
Sands China Ltd., 2.85%, 3/08/2029	1,094,000	980,367
Sands China Ltd., 3.25%, 8/08/2031	1,670,000	1,441,792
VICI Properties LP/VICI Note Co., Inc., 4.25%, 12/01/2026 (n)	688,000	679,167
Wynn Macau Ltd., 5.125%, 12/15/2029	277,000	254,863
		$7,427,959
Industrial – 0.1%
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025	$285,000	$ 275,501
Trustees of the University of Pennsylvania, 2.396%, 10/01/2050	2,127,000	1,348,938
		$1,624,439
Insurance – 0.2%
AIA Group Ltd., 5.375%, 4/05/2034 (n)	$317,000	$ 322,042
Corebridge Financial, Inc., 3.9%, 4/05/2032	1,617,000	1,497,096
Corebridge Financial, Inc., 4.35%, 4/05/2042	1,747,000	1,503,063
Lincoln National Corp., 5.852%, 3/15/2034	1,360,000	1,417,576
		$4,739,777
Insurance - Health – 0.4%
Elevance Health, Inc., 5.375%, 6/15/2034	$692,000	$ 717,098
Elevance Health, Inc., 5.65%, 6/15/2054	1,239,000	1,272,311
Humana, Inc., 4.95%, 10/01/2044	814,000	739,494
Humana, Inc., 5.5%, 3/15/2053	269,000	260,192
UnitedHealth Group, Inc., 5.3%, 2/15/2030	1,215,000	1,272,955
UnitedHealth Group, Inc., 2.3%, 5/15/2031	1,986,000	1,733,526
UnitedHealth Group, Inc., 4.625%, 7/15/2035	552,000	547,523
UnitedHealth Group, Inc., 5.5%, 7/15/2044	529,000	544,826
UnitedHealth Group, Inc., 5.875%, 2/15/2053	971,000	1,049,766
		$8,137,691
Insurance - Property & Casualty – 0.3%
American International Group, Inc., 5.125%, 3/27/2033	$1,579,000	$ 1,610,254
Arthur J. Gallagher & Co., 6.5%, 2/15/2034	1,095,000	1,204,122
Arthur J. Gallagher & Co., 6.75%, 2/15/2054	1,057,000	1,219,267
Fairfax Financial Holdings Ltd., 3.375%, 3/03/2031	1,087,000	975,880
Fairfax Financial Holdings Ltd., 5.625%, 8/16/2032	344,000	350,864
Marsh & McLennan Cos., Inc., 2.9%, 12/15/2051	902,000	597,571
RenaissanceRe Holdings Ltd., 5.75%, 6/05/2033	676,000	698,638
		$6,656,596

MFS Diversified Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
International Market Quasi-Sovereign – 0.1%
NBN Co. Ltd. (Commonwealth of Australia), 5.75%, 10/06/2028 (n)	$1,470,000	$ 1,544,451
Ontario Teachers' Cadillac Fairview Properties, 2.5%, 10/15/2031 (n)	1,858,000	1,574,473
		$3,118,924
International Market Sovereign – 0.3%
Government of Bermuda, 5%, 7/15/2032 (n)	$3,915,000	$ 3,892,684
Government of Bermuda, 3.375%, 8/20/2050 (n)	2,322,000	1,682,986
		$5,575,670
Machinery & Tools – 0.2%
Ashtead Capital, Inc., 4.375%, 8/15/2027 (n)	$408,000	$ 402,903
Ashtead Capital, Inc., 5.55%, 5/30/2033 (n)	839,000	848,396
CNH Industrial Capital LLC, 5.5%, 1/12/2029	1,405,000	1,453,121
CNH Industrial N.V., 3.85%, 11/15/2027	2,049,000	2,008,098
		$4,712,518
Major Banks – 2.9%
Bank of America Corp., 3.366% to 1/23/2025, FLR ((SOFR - 3mo. + 0.26161%) + 0.81%) to 1/23/2026	$1,278,000	$ 1,267,506
Bank of America Corp., 3.419% to 12/20/2027, FLR ((SOFR - 3mo. + 0.26161%) + 1.04%) to 12/20/2028	2,164,000	2,086,534
Bank of America Corp., 5.819% to 9/15/2028, FLR (SOFR - 1 day + 1.57%) to 9/15/2029	1,347,000	1,406,921
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR - 1 day + 1.32%) to 4/22/2032	2,851,000	2,504,211
Bank of America Corp., 5.425% to 8/15/2034, FLR (SOFR - 1 day + 1.913%) to 8/15/2035	1,360,000	1,362,948
Barclays PLC, 2.894% to 11/24/2031, FLR (CMT - 1yr. + 1.3%) to 11/24/2032	1,866,000	1,608,709
Commonwealth Bank of Australia, 3.61% to 9/12/2029, FLR (CMT - 1yr. + 2.05%) to 9/12/2034 (n)	818,000	763,201
Commonwealth Bank of Australia, 3.305%, 3/11/2041 (n)	1,351,000	1,034,430
Credit Agricole S.A., 1.247% to 1/26/2026, FLR (SOFR - 1 day + 0.89162%) to 1/26/2027 (n)	3,272,000	3,110,163
Deutsche Bank AG, 5.706% to 2/08/2027, FLR (SOFR - 1 day + 1.594%) to 2/08/2028	992,000	1,008,489
HSBC Holdings PLC, 2.099% to 6/04/2025, FLR (SOFR - 1 day + 1.929%) to 6/04/2026	1,171,000	1,143,493
HSBC Holdings PLC, 2.357% to 8/18/2030, FLR (SOFR - 1 day + 1.947%) to 8/18/2031	1,554,000	1,350,651
JPMorgan Chase & Co., 6.07% to 10/22/2026, FLR (SOFR - 1 day + 1.33%) to 10/22/2027	1,791,000	1,849,335
JPMorgan Chase & Co., 3.782% to 2/01/2027, FLR ((SOFR - 3mo. + 0.26161%) + 1.337%) to 2/01/2028	1,934,000	1,900,521
JPMorgan Chase & Co., 5.581% to 4/22/2029, FLR (SOFR - 1 day + 1.16%) to 4/22/2030	788,000	820,426
JPMorgan Chase & Co., 2.545% to 11/08/2031, FLR (SOFR - 1 day + 1.18%) to 11/08/2032	3,984,000	3,445,514
JPMorgan Chase & Co., 5.336% to 1/23/2034, FLR (SOFR - 1 day + 1.62%) to 1/23/2035	675,000	695,136
Mitsubishi UFJ Financial Group, Inc., 1.64% to 10/13/2026, FLR (CMT - 1yr. + 0.67%) to 10/13/2027	2,438,000	2,292,267
Mitsubishi UFJ Financial Group, Inc., 2.494% to 10/13/2031, FLR (CMT - 1yr. + 0.97%) to 10/13/2032	2,319,000	1,988,017
Morgan Stanley, 3.125%, 7/27/2026	4,414,000	4,303,240
Morgan Stanley, 5.449% to 7/20/2028, FLR (SOFR - 1 day + 1.63%) to 7/20/2029	705,000	726,641
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034	1,252,000	1,286,168
National Australia Bank Ltd., 3.347% to 1/12/2032, FLR (CMT - 5yr. + 1.7%) to 1/12/2037 (n)	1,931,000	1,685,770
NatWest Group PLC, 5.847% to 3/02/2026, FLR (CMT - 1yr. + 1.35%) to 3/02/2027	956,000	969,840
NatWest Group PLC, 5.583%, 3/01/2028	805,000	820,837
Nordea Bank Abp, 1.5%, 9/30/2026 (n)	2,672,000	2,510,085
Oversea-Chinese Banking Corp. Ltd., 4.602%, 6/15/2032	671,000	667,830
PNC Financial Services Group, Inc., 5.3% to 1/21/2027, FLR (SOFR - 1 day + 1.342%) to 1/21/2028	796,000	809,805
PNC Financial Services Group, Inc., 5.676% to 1/22/2034, FLR (SOFR - 1 day + 1.902%) to 1/22/2035	758,000	791,070
Royal Bank of Canada, 2.3%, 11/03/2031	374,000	322,736
Sumitomo Mitsui Financial Group, Inc., 1.71%, 1/12/2031	2,461,000	2,046,862
Sumitomo Mitsui Trust Bank Ltd., 5.65%, 3/09/2026 (n)	1,764,000	1,792,724
Toronto-Dominion Bank, 4.108%, 6/08/2027	830,000	822,659
Toronto-Dominion Bank, 4.693%, 9/15/2027	1,665,000	1,677,689
UBS Group AG, 3.126% to 8/13/2029, FLR (LIBOR - 3mo. + 1.468%) to 8/13/2030 (n)	2,957,000	2,738,568
UBS Group AG, 3.179% to 2/11/2042, FLR (CMT - 1yr. + 1.1%) to 2/11/2043 (n)	2,359,000	1,780,004
UBS Group AG, 9.25% to 11/13/2028, FLR (CMT - 5yr. + 4.745%) to 5/13/2172 (n)	893,000	984,600

MFS Diversified Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
UniCredit S.p.A., 2.569% to 9/22/2025, FLR (CMT - 1yr. + 2.3%) to 9/22/2026 (n)	$1,750,000	$ 1,702,349
UniCredit S.p.A., 1.982% to 6/03/2026, FLR (CMT - 1yr. + 1.2%) to 6/03/2027 (n)	817,000	776,124
Wells Fargo & Co., 4.54% to 8/15/2025, FLR (SOFR - 1 day + 1.56%) to 8/15/2026	631,000	628,187
Wells Fargo & Co., 5.574% to 7/25/2028, FLR (SOFR - 1 day + 1.74%) to 7/25/2029	1,172,000	1,210,248
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033	398,000	358,111
		$63,050,619
Medical & Health Technology & Services – 0.6%
Alcon Finance Corp., 2.75%, 9/23/2026 (n)	$2,618,000	$ 2,522,682
Alcon Finance Corp., 2.6%, 5/27/2030 (n)	1,260,000	1,133,624
Becton, Dickinson and Co., 2.823%, 5/20/2030	671,000	613,314
Becton, Dickinson and Co., 4.298%, 8/22/2032	844,000	818,425
HCA, Inc., 5.45%, 9/15/2034	1,408,000	1,426,143
ICON Investments Six DAC, 5.809%, 5/08/2027	1,474,000	1,511,872
ICON Investments Six DAC, 5.849%, 5/08/2029	473,000	494,211
IQVIA, Inc., 6.25%, 2/01/2029	1,089,000	1,150,543
Marin General Hospital, 7.242%, 8/01/2045	839,000	1,020,295
Thermo Fisher Scientific, Inc., 4.977%, 8/10/2030	1,765,000	1,825,036
Thermo Fisher Scientific, Inc., 2.8%, 10/15/2041	832,000	617,881
		$13,134,026
Medical Equipment – 0.0%
Danaher Corp., 2.6%, 10/01/2050	$1,499,000	$ 964,725
Metals & Mining – 0.2%
Anglo American Capital PLC, 4.5%, 3/15/2028 (n)	$1,378,000	$ 1,364,956
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2026 (n)	1,636,301	1,207,656
Samarco Mineracao S.A., 9% PIK to 12/30/2025, (4% Cash + 5% PIK) to 12/30/2026, (5.5% Cash + 3.5% PIK) to 12/30/2027, 9.25% Cash to 12/30/29, 9.5% Cash to 6/30/2031 (n)(p)	1,044,660	956,335
Vale Overseas Ltd., 6.4%, 6/28/2054	1,523,000	1,554,794
		$5,083,741
Midstream – 0.9%
Columbia Pipelines Holdings Co. LLC, 6.055%, 8/15/2026 (n)	$313,000	$ 319,462
Columbia Pipelines Operating Co. LLC, 6.497%, 8/15/2043 (n)	491,000	533,706
Columbia Pipelines Operating Co. LLC, 6.544%, 11/15/2053 (n)	1,812,000	2,009,570
Enbridge, Inc., 5.7%, 3/08/2033	779,000	812,262
Enbridge, Inc., 5.95%, 4/05/2054	780,000	806,481
Energy Transfer LP, 4%, 10/01/2027	893,000	876,838
Energy Transfer LP, 5.95%, 5/15/2054	1,023,000	1,032,934
Enterprise Products Operating LLC, 4.85%, 1/31/2034	2,252,000	2,261,016
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 9/30/2027 (n)	1,610,644	1,534,037
Galaxy Pipeline Assets Bidco Ltd., 2.625%, 3/31/2036 (n)	1,010,000	852,517
Galaxy Pipeline Assets Bidco Ltd., 2.94%, 9/30/2040 (n)	1,629,173	1,352,988
Galaxy Pipeline Assets Bidco Ltd., 3.25%, 9/30/2040 (n)	1,589,000	1,264,851
Peru LNG, 5.375%, 3/22/2030	1,254,000	1,088,728
Plains All American Pipeline LP, 4.65%, 10/15/2025	564,000	561,810
Plains All American Pipeline LP, 3.55%, 12/15/2029	1,909,000	1,796,953
Targa Resources Corp., 5.5%, 2/15/2035	487,000	494,452
Targa Resources Corp., 4.95%, 4/15/2052	1,810,000	1,601,702
		$19,200,307

MFS Diversified Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – 8.4%
Fannie Mae, 4.5%, 5/01/2025 - 11/25/2042	$1,258,212	$ 1,258,310
Fannie Mae, 3%, 11/01/2028 - 9/01/2046	8,421,394	8,046,880
Fannie Mae, 3.5%, 1/25/2030 - 6/25/2048	4,158,111	3,897,465
Fannie Mae, 2.5%, 11/01/2031 - 10/01/2046	921,328	847,651
Fannie Mae, 3.5%, 12/25/2031 - 2/25/2036 (i)	346,303	27,980
Fannie Mae, 6.5%, 1/01/2033 - 10/01/2037	32,467	33,772
Fannie Mae, 3%, 2/25/2033 (i)	477,776	37,521
Fannie Mae, 5.5%, 5/01/2033 - 5/01/2044	2,018,457	2,080,775
Fannie Mae, 5%, 11/01/2033 - 3/25/2042	2,417,982	2,474,510
Fannie Mae, 5.913%, 4/25/2034	45,953	45,908
Fannie Mae, 6%, 8/01/2034 - 6/01/2038	101,938	106,228
Fannie Mae, 5.753%, 1/25/2036	33,495	33,452
Fannie Mae, 5.693%, 5/25/2037	34,705	33,858
Fannie Mae, 5.763%, 10/25/2039 - 12/25/2045	470,542	459,941
Fannie Mae, 4%, 9/01/2040 - 7/01/2043	3,247,376	3,156,203
Fannie Mae, 1%, 3/25/2041	252,224	220,179
Fannie Mae, 5.813%, 3/25/2041 - 12/25/2042	103,566	102,697
Fannie Mae, 2.25%, 4/25/2041	516,806	488,971
Fannie Mae, 5.963%, 7/25/2041	43,952	43,466
Fannie Mae, 2%, 5/25/2044 - 8/25/2044	216,253	201,577
Fannie Mae, UMBS, 2.5%, 8/01/2036 - 9/01/2052	19,332,338	16,717,622
Fannie Mae, UMBS, 2%, 3/01/2037 - 9/01/2052	11,403,123	9,712,900
Fannie Mae, UMBS, 5.5%, 8/01/2038 - 5/01/2053	1,524,349	1,546,411
Fannie Mae, UMBS, 1.5%, 2/01/2042 - 9/01/2051	1,968,279	1,544,830
Fannie Mae, UMBS, 3.5%, 5/01/2049 - 7/01/2052	390,823	367,443
Fannie Mae, UMBS, 3%, 7/01/2050 - 5/01/2053	6,016,310	5,353,220
Fannie Mae, UMBS, 4%, 8/01/2051 - 5/01/2052	801,851	768,211
Fannie Mae, UMBS, 4.5%, 7/01/2052 - 9/01/2052	353,928	347,894
Fannie Mae, UMBS, 5%, 8/01/2052 - 5/01/2054	2,501,637	2,484,954
Fannie Mae, UMBS, 6%, 2/01/2053 - 7/01/2054	4,283,614	4,374,989
Fannie Mae, UMBS, 6.5%, 6/01/2053 - 7/01/2054	1,112,796	1,146,224
Freddie Mac, 4.5%, 9/01/2024 - 5/01/2042	1,093,858	1,096,443
Freddie Mac, 2.67%, 12/25/2024	699,338	694,029
Freddie Mac, 0.178%, 5/25/2025 (i)	90,795,198	57,066
Freddie Mac, 3.7%, 5/25/2025	550,934	545,524
Freddie Mac, 4%, 7/01/2025 - 1/15/2055	2,275,823	2,234,500
Freddie Mac, 3.75%, 8/25/2025	939,489	928,976
Freddie Mac, 3.208%, 2/25/2026	733,807	720,611
Freddie Mac, 2.57%, 7/25/2026	4,800,000	4,652,292
Freddie Mac, 3.12%, 9/25/2026	1,944,856	1,900,358
Freddie Mac, 2.525%, 10/25/2026	1,667,889	1,611,921
Freddie Mac, 2.797%, 12/25/2026	396,923	388,064
Freddie Mac, 3.413%, 12/25/2026	2,500,000	2,454,443
Freddie Mac, 1.479%, 3/25/2027 (i)	2,188,000	67,151
Freddie Mac, 3.243%, 4/25/2027	1,555,025	1,517,702
Freddie Mac, 3.117%, 6/25/2027	2,250,000	2,187,799
Freddie Mac, 0.701%, 7/25/2027 (i)	43,480,283	599,724
Freddie Mac, 0.545%, 8/25/2027 (i)	32,612,396	356,183
Freddie Mac, 1.47%, 9/25/2027	700,000	646,459
Freddie Mac, 0.488%, 12/25/2027 (i)	211,058	2,176
Freddie Mac, 0.43%, 1/25/2028 (i)	59,051,922	554,875
Freddie Mac, 0.432%, 1/25/2028 (i)	24,757,813	235,813
Freddie Mac, 0.265%, 2/25/2028 (i)	75,121,695	352,291
Freddie Mac, 0.261%, 4/25/2028 (i)	49,275,329	233,688

MFS Diversified Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 3.9%, 4/25/2028	$288,736	$ 286,141
Freddie Mac, 3%, 6/15/2028 - 10/01/2046	4,823,847	4,502,868
Freddie Mac, 0.612%, 10/25/2028 (i)	6,096,722	104,194
Freddie Mac, 5.831%, 3/25/2029	818,036	820,616
Freddie Mac, 0.63%, 5/25/2029 (i)	6,866,864	137,199
Freddie Mac, 1.218%, 7/25/2029 (i)	8,037,022	358,510
Freddie Mac, 1.265%, 8/25/2029 (i)	14,066,451	662,872
Freddie Mac, 5.836%, 12/25/2029	450,000	448,665
Freddie Mac, 1.439%, 1/25/2030 (i)	4,116,202	245,096
Freddie Mac, 1.914%, 4/25/2030 (i)	3,344,437	290,575
Freddie Mac, 1.985%, 4/25/2030 (i)	8,166,315	731,181
Freddie Mac, 1.769%, 5/25/2030 (i)	4,373,949	363,434
Freddie Mac, 1.906%, 5/25/2030 (i)	9,928,903	881,289
Freddie Mac, 5.5%, 6/01/2030 - 9/01/2041	675,540	693,201
Freddie Mac, 1.209%, 6/25/2030 (i)	3,089,017	164,022
Freddie Mac, 1.435%, 6/25/2030 (i)	3,957,955	264,689
Freddie Mac, 5.731%, 6/25/2030	420,857	419,421
Freddie Mac, 5.771%, 6/25/2030	292,173	291,187
Freddie Mac, 1.703%, 8/25/2030 (i)	3,506,241	284,791
Freddie Mac, 1.262%, 9/25/2030 (i)	2,193,674	132,911
Freddie Mac, 5.901%, 11/25/2030	1,044,821	1,044,817
Freddie Mac, 0.417%, 1/25/2031 (i)	12,676,515	203,888
Freddie Mac, 0.872%, 1/25/2031 (i)	4,987,462	214,161
Freddie Mac, 0.546%, 2/25/2031 (i)	2,871,045	70,191
Freddie Mac, 1.321%, 7/25/2031 (i)	3,953,830	279,151
Freddie Mac, 0.955%, 9/25/2031 (i)	5,826,990	286,578
Freddie Mac, 5.818%, 10/15/2032	41,903	41,525
Freddie Mac, 0.301%, 11/25/2032 (i)	11,453,817	162,915
Freddie Mac, 0.431%, 5/25/2033 (i)	2,600,000	59,337
Freddie Mac, 3.5%, 8/15/2033 - 10/25/2058	4,562,469	4,346,507
Freddie Mac, 0.299%, 8/25/2033 (i)	12,475,897	170,652
Freddie Mac, 0.362%, 10/25/2033 (i)	11,781,459	213,438
Freddie Mac, 5%, 5/01/2034 - 12/01/2044	1,370,979	1,401,068
Freddie Mac, 6%, 8/01/2034 - 10/01/2038	427,515	448,704
Freddie Mac, 5.668%, 4/15/2035	31,451	31,146
Freddie Mac, 5.5%, 2/15/2036 (i)	124,246	20,913
Freddie Mac, 6.5%, 5/01/2037	3,961	4,092
Freddie Mac, 6.168%, 5/15/2039	33,078	32,987
Freddie Mac, 4.5%, 12/15/2040 (i)	24,369	2,292
Freddie Mac, 5.868%, 8/15/2046	52,159	51,346
Freddie Mac, 6.798%, 10/25/2053	98,148	99,335
Freddie Mac, 0.434%, 6/25/2055 (i)	17,860,106	404,672
Freddie Mac, 3.25%, 11/25/2061	829,615	766,849
Freddie Mac, UMBS, 2%, 3/01/2037 - 3/01/2052	13,800,970	11,355,649
Freddie Mac, UMBS, 2.5%, 3/01/2037 - 9/01/2052	4,835,476	4,176,213
Freddie Mac, UMBS, 3%, 3/01/2047 - 9/01/2052	2,770,002	2,493,554
Freddie Mac, UMBS, 1.5%, 6/01/2051 - 11/01/2051	60,478	47,405
Freddie Mac, UMBS, 3.5%, 5/01/2052	151,718	140,972
Freddie Mac, UMBS, 4%, 5/01/2052 - 6/01/2052	1,360,917	1,297,022
Freddie Mac, UMBS, 6%, 10/01/2052 - 7/01/2054	2,297,114	2,341,313
Freddie Mac, UMBS, 5.5%, 12/01/2052 - 4/01/2053	838,647	849,395
Ginnie Mae, 5.5%, 5/15/2033 - 4/20/2053	3,211,125	3,236,707
Ginnie Mae, 4.5%, 7/20/2033 - 5/20/2054	7,594,335	7,506,692
Ginnie Mae, 5.666%, 8/20/2034	302,152	308,774

MFS Diversified Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Ginnie Mae, 4%, 5/16/2039 - 7/20/2053	$1,548,646	$ 1,491,632
Ginnie Mae, 5%, 8/20/2039 - 5/20/2053	1,191,553	1,193,649
Ginnie Mae, 4%, 12/20/2039 - 8/16/2042 (i)	327,555	47,917
Ginnie Mae, 5.55%, 9/20/2041	1,406,756	1,386,068
Ginnie Mae, 3.5%, 10/20/2041 - 1/20/2043 (i)	860,873	119,686
Ginnie Mae, 3.5%, 12/15/2041 - 11/20/2052	3,443,931	3,253,397
Ginnie Mae, 2.5%, 6/20/2042 - 6/20/2052	2,698,056	2,356,310
Ginnie Mae, 3%, 4/20/2045 - 10/20/2052	5,722,979	5,205,236
Ginnie Mae, 2.5%, 2/20/2051 (i)	375,524	46,845
Ginnie Mae, 2%, 1/20/2052 - 5/20/2052	1,494,778	1,259,438
Ginnie Mae, 7%, 12/20/2053	116,941	119,673
Ginnie Mae, 6%, 2/20/2054 - 11/20/2055	2,330,202	2,381,566
Ginnie Mae, 6.503%, 3/20/2064	1,405,953	1,413,644
Ginnie Mae, TBA, 2.5%, 9/15/2054	2,175,000	1,901,470
Ginnie Mae, TBA, 5.5%, 9/15/2054	2,325,000	2,340,246
Ginnie Mae, TBA, 6%, 9/15/2054	3,400,000	3,450,204
Ginnie Mae, TBA, 6.5%, 9/15/2054	350,000	357,469
Ginnie Mae, TBA, 2%, 9/23/2054	1,900,000	1,600,570
UMBS, TBA, 2%, 9/25/2039	825,000	746,502
UMBS, TBA, 6.5%, 9/17/2054 - 10/25/2054	600,000	617,704
UMBS, TBA, 2.5%, 9/25/2054 - 10/25/2054	750,000	639,889
UMBS, TBA, 6%, 9/25/2054	2,000,000	2,036,712
		$182,159,079
Municipals – 0.2%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B”, 2.746%, 6/01/2034	$855,000	$ 739,331
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.682%, 7/01/2027	255,000	241,524
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 6.352%, 7/01/2049	760,000	793,167
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev., Taxable (2006 Sold Tobacco Receipts), “A-1”, 2.326%, 6/01/2030	26,858	26,602
National Finance Authority, NH, Utility Refunding Rev., Taxable (Wheeling Power Co. Project), “A”, 6.89%, 4/01/2034	1,115,000	1,173,756
State of Florida, Taxable, “A”, 2.154%, 7/01/2030	673,000	593,361
West Virginia Tobacco Settlement Financing Authority Asset-Backed Refunding, Taxable, “A-1”, 1.647%, 6/01/2025	175,000	170,663
		$3,738,404
Natural Gas - Pipeline – 0.1%
APA Infrastructure Ltd., 5%, 3/23/2035 (n)	$1,217,000	$ 1,172,881
Oil Services – 0.0%
Yinson Boronia Production B.V., 8.947%, 7/31/2042 (n)	$823,000	$ 862,566
Oils – 0.1%
FS Luxembourg S.à r.l., 8.875%, 2/12/2031 (n)	$935,000	$ 932,529
Raizen Fuels Finance S.A., 6.45%, 3/05/2034 (n)	314,000	330,971
Raizen Fuels Finance S.A., 6.95%, 3/05/2054 (n)	310,000	331,083
		$1,594,583
Other Banks & Diversified Financials – 0.8%
AIB Group PLC, 6.608% to 9/13/2028, FLR (SOFR - 1 day + 2.33%) to 9/13/2029 (n)	$2,946,000	$ 3,123,311
Banco GNB Sudameris S.A., 7.5% to 4/16/2026, FLR (CMT - 5yr. + 6.66%) to 4/16/2031 (n)	1,456,000	1,382,476
Bangkok Bank Public Co. Ltd. (Hong Kong), 5.65%, 7/05/2034 (n)	886,000	926,206
Bangkok Bank Public Co. Ltd. (Hong Kong), 3.733% to 9/25/2029, FLR (CMT - 5yr. + 1.9%) to 9/25/2034	1,222,000	1,119,212
BBVA Bancomer S.A. (Texas), 8.45% to 6/29/2033, FLR (CMT - 5yr. + 4.661%) to 6/29/2038 (n)	362,000	389,023

MFS Diversified Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Other Banks & Diversified Financials – continued
BBVA Bancomer S.A. (Texas), 8.125%, 1/08/2039 (n)	$476,000	$ 500,828
BSF Finance, 5.5%, 11/23/2027	800,000	818,648
Intesa Sanpaolo S.p.A., 7.2%, 11/28/2033 (n)	929,000	1,038,788
M&T Bank Corp., 7.413% to 10/30/2028, FLR (SOFR - 1 day + 2.80%) to 10/30/2029	491,000	534,753
Macquarie Group Ltd., 5.887%, 6/15/2034 (n)	693,000	725,197
Manufacturers and Traders Trust Co., 4.7%, 1/27/2028	1,206,000	1,198,163
Truist Financial Corp., 7.161% to 10/30/2028, FLR (SOFR - 1 day + 2.446%) to 10/30/2029	1,016,000	1,103,950
Truist Financial Corp., 5.153% to 8/05/2031, FLR (SOFR - 1 day + 1.571%) to 8/05/2032	716,000	723,149
Truist Financial Corp., 5.711% to 1/24/2034, FLR (SOFR - 1 day + 1.922%) to 1/24/2035	686,000	710,483
United Overseas Bank Ltd., 2% to 10/14/2026, FLR (CMT - 5yr. + 1.23%) to 10/14/2031 (n)	1,677,000	1,579,307
United Overseas Bank Ltd., 3.863% to 10/07/2027, FLR (CMT - 5yr. + 1.45%) to 10/07/2032 (n)	934,000	906,294
		$16,779,788
Pharmaceuticals – 0.5%
AbbVie, Inc., 5.35%, 3/15/2044	$1,232,000	$ 1,270,508
AbbVie, Inc., 5.4%, 3/15/2054	737,000	763,762
Bristol-Myers Squibb Co., 5.5%, 2/22/2044	629,000	649,085
Bristol-Myers Squibb Co., 5.55%, 2/22/2054	374,000	386,103
Eli Lilly & Co., 4.7%, 2/09/2034	1,813,000	1,836,059
Merck & Co., Inc., 2.75%, 12/10/2051	826,000	543,308
Pfizer Investment Enterprises Pte. Ltd., 5.3%, 5/19/2053	408,000	410,004
Pfizer, Inc., 2.55%, 5/28/2040	826,000	601,041
Roche Holdings, Inc., 5.338%, 11/13/2028 (n)	1,842,000	1,916,780
Roche Holdings, Inc., 5.489%, 11/13/2030 (n)	1,826,000	1,933,789
		$10,310,439
Pollution Control – 0.1%
Ambipar Lux S.à r.l., 9.875%, 2/06/2031 (n)	$826,000	$ 826,680
Waste Management, Inc., 4.625%, 2/15/2033	1,788,000	1,791,009
		$2,617,689
Precious Metals & Minerals – 0.1%
Northern Star Resources Ltd. Co., 6.125%, 4/11/2033 (n)	$1,682,000	$ 1,757,355
Railroad & Shipping – 0.1%
Burlington Northern Santa Fe LLC, 5.2%, 4/15/2054	$1,438,000	$ 1,445,047
Burlington Northern Sante Fe LLC, 5.5%, 3/15/2055	538,000	563,099
Canadian Pacific Railway Co., 3.1%, 12/02/2051	1,167,000	811,894
		$2,820,040
Real Estate - Office – 0.2%
Boston Properties LP, REIT, 3.65%, 2/01/2026	$1,047,000	$ 1,023,773
Boston Properties LP, REIT, 2.75%, 10/01/2026	759,000	723,132
Corporate Office Property LP, REIT, 2%, 1/15/2029	1,164,000	1,023,736
Corporate Office Property LP, REIT, 2.75%, 4/15/2031	848,000	727,361
		$3,498,002
Real Estate - Other – 0.2%
EPR Properties, REIT, 3.6%, 11/15/2031	$1,136,000	$ 999,804
Extra Space Storage LP, 5.5%, 7/01/2030	1,622,000	1,683,733
Prologis LP, REIT, 5.125%, 1/15/2034	1,752,000	1,791,971
		$4,475,508

MFS Diversified Income Fund
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Real Estate - Retail – 0.2%
NNN REIT, Inc., 5.6%, 10/15/2033		$1,035,000	$ 1,064,177
Realty Income Corp., REIT, 5.375%, 9/01/2054		1,811,000	1,786,106
STORE Capital Corp., REIT, 4.625%, 3/15/2029		325,000	316,170
STORE Capital Corp., REIT, 2.75%, 11/18/2030		1,860,000	1,608,312
			$4,774,765
Retailers – 0.3%
Alibaba Group Holding Ltd., 3.15%, 2/09/2051		$1,582,000	$ 1,082,162
Alimentation Couche-Tard, Inc., 3.8%, 1/25/2050 (n)		1,347,000	1,040,770
Amazon.com, Inc., 3.6%, 4/13/2032		1,488,000	1,418,191
AutoZone, Inc., 4.75%, 8/01/2032		1,156,000	1,150,271
Home Depot, Inc., 4.85%, 6/25/2031		350,000	358,403
Home Depot, Inc., 3.9%, 6/15/2047		1,617,000	1,347,111
			$6,396,908
Specialty Chemicals – 0.1%
International Flavors & Fragrances, Inc., 1.23%, 10/01/2025 (n)		$801,000	$ 768,754
International Flavors & Fragrances, Inc., 1.832%, 10/15/2027 (n)		417,000	382,543
International Flavors & Fragrances, Inc., 2.3%, 11/01/2030 (n)		514,000	445,657
International Flavors & Fragrances, Inc., 5%, 9/26/2048		1,003,000	900,901
			$2,497,855
Specialty Stores – 0.0%
DICK'S Sporting Goods, 4.1%, 1/15/2052		$1,376,000	$ 1,032,358
Supermarkets – 0.1%
Kroger Co., 5%, 9/15/2034		$961,000	$ 958,013
Kroger Co., 5.5%, 9/15/2054		961,000	941,970
			$1,899,983
Telecommunications - Wireless – 0.5%
American Tower Corp., 5.2%, 2/15/2029		$979,000	$ 1,000,891
American Tower Corp., 5.45%, 2/15/2034		854,000	881,929
Crown Castle, Inc., REIT, 4.45%, 2/15/2026		468,000	465,712
Crown Castle, Inc., REIT, 3.7%, 6/15/2026		986,000	967,932
Liberty Costa Rica Senior Secured Finance, 10.875%, 1/15/2031 (n)		570,000	613,058
PLT VII Finance S.à r.l., 6%, 6/15/2031 (n)	EUR	924,000	1,038,232
Rogers Communications, Inc., 4.5%, 3/15/2042		$1,070,000	944,294
Telefonica Celular del Paraguay S.A., 5.875%, 4/15/2027		1,203,000	1,188,506
T-Mobile USA, Inc., 3.5%, 4/15/2025		691,000	683,595
T-Mobile USA, Inc., 2.05%, 2/15/2028		990,000	912,111
T-Mobile USA, Inc., 5.05%, 7/15/2033		1,191,000	1,205,568
Vodafone Group PLC, 5.625%, 2/10/2053		2,010,000	2,004,943
			$11,906,771
Tobacco – 0.1%
B.A.T. Capital Corp., 6.343%, 8/02/2030		$993,000	$ 1,067,628
Philip Morris International, Inc., 5.625%, 11/17/2029		605,000	637,198
Philip Morris International, Inc., 5.125%, 2/15/2030		1,302,000	1,338,596
			$3,043,422

MFS Diversified Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Transportation - Services – 0.3%
Acu Petroleo Luxembourg S.à r.l., 7.5%, 1/13/2032 (n)	$358,077	$ 354,510
Adani Ports & Special Economic Zone Ltd., 5%, 8/02/2041 (n)	865,000	733,678
Aeropuertos Dominicanos Siglo XXI S.A., 7%, 6/30/2034 (n)	632,000	655,700
Element Fleet Management Corp., 6.271%, 6/26/2026 (n)	883,000	903,130
Element Fleet Management Corp., 6.319%, 12/04/2028 (n)	1,694,000	1,791,299
GXO Logistics, Inc., 6.25%, 5/06/2029	260,000	271,262
IRB Infrastructure Developers Ltd., 7.11%, 3/11/2032 (n)	751,000	770,151
Royal Capital B.V., 5% to 5/05/2026, FLR (CMT - 5yr. + 7.396%) to 7/31/2070	390,000	388,635
		$5,868,365
U.S. Government Agencies and Equivalents – 0.0%
Small Business Administration, 5.16%, 2/01/2028	$9,210	$ 9,229
Small Business Administration, 2.21%, 2/01/2033	66,030	61,395
Small Business Administration, 2.22%, 3/01/2033	108,454	100,937
Small Business Administration, 3.15%, 7/01/2033	123,306	117,726
Small Business Administration, 3.16%, 8/01/2033	162,279	155,164
Small Business Administration, 3.62%, 9/01/2033	119,668	116,383
		$560,834
U.S. Treasury Obligations – 4.7%
U.S. Treasury Bonds, 6.375%, 8/15/2027	$106,000	$ 113,793
U.S. Treasury Bonds, 5.25%, 2/15/2029 (f)	2,965,000	3,157,841
U.S. Treasury Bonds, 2.375%, 2/15/2042	8,469,000	6,470,184
U.S. Treasury Bonds, 3.25%, 5/15/2042	1,714,000	1,493,456
U.S. Treasury Bonds, 2.875%, 5/15/2043	6,853,400	5,576,151
U.S. Treasury Bonds, 3.875%, 5/15/2043	4,099,000	3,870,192
U.S. Treasury Bonds, 4.375%, 8/15/2043	701,000	707,900
U.S. Treasury Bonds, 4.75%, 11/15/2043	3,755,000	3,980,887
U.S. Treasury Bonds, 4.5%, 2/15/2044	543,000	556,575
U.S. Treasury Bonds, 4.625%, 5/15/2044	1,229,000	1,279,888
U.S. Treasury Bonds, 2.875%, 11/15/2046 (f)	7,328,000	5,787,402
U.S. Treasury Bonds, 4.625%, 5/15/2054	10,337,000	11,047,669
U.S. Treasury Notes, 0.875%, 9/30/2026	5,600,000	5,265,750
U.S. Treasury Notes, 2.25%, 8/15/2027	8,936,000	8,553,427
U.S. Treasury Notes, 3.625%, 3/31/2028	11,275,000	11,224,791
U.S. Treasury Notes, 2.375%, 5/15/2029	8,149,500	7,670,399
U.S. Treasury Notes, 3.875%, 9/30/2029	4,658,000	4,682,746
U.S. Treasury Notes, 4.625%, 4/30/2031	2,748,000	2,878,745
U.S. Treasury Notes, 1.625%, 5/15/2031	4,940,000	4,305,905
U.S. Treasury Notes, 1.875%, 2/15/2032	7,500,000	6,551,953
U.S. Treasury Notes, 2.75%, 8/15/2032 (f)	7,333,000	6,781,593
		$101,957,247
Utilities - Electric Power – 2.2%
Adani Electricity Mumbai Ltd., 3.949%, 2/12/2030	$821,000	$ 737,813
Adani Electricity Mumbai Ltd., 3.867%, 7/22/2031 (n)	1,362,000	1,172,922
Adani Transmission Ltd., 4.25%, 5/21/2036 (n)	2,359,375	2,061,880
AEP Transmission Co. LLC, 5.4%, 3/15/2053	1,016,000	1,021,225
AES Andes S.A., 8.15% to 6/10/2030, FLR (CMT - 5yr. + 3.835%) to 6/10/2035, FLR (CMT - 5yr. + 4.085%) to 6/10/2050, FLR (CMT - 5yr. + 4.835%) to 6/10/2055 (n)	739,000	757,326
AES Gener S.A., 6.35% to 4/07/2025, FLR (CMT - 5yr. + 4.917%) to 4/07/2030, FLR (CMT - 5yr. + 5.167%) to 4/07/2045, FLR (CMT - 5yr. + 5.917%) to 10/07/2079 (n)	1,089,000	1,080,423
Alabama Power Co., 3.45%, 10/01/2049	2,366,000	1,767,156
Alfa Desarrollo S.p.A., 4.55%, 9/27/2051 (n)	1,023,722	798,878

MFS Diversified Income Fund
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
Algonquin Power & Utilities Corp., 5.365%, 6/15/2026		$475,000	$ 478,401
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)		305,000	263,543
Azure Power Energy Ltd., 3.575%, 8/19/2026 (n)		530,461	497,308
Berkshire Hathaway Energy Co., 5.15%, 11/15/2043		360,000	354,803
Berkshire Hathaway Energy Co., 4.6%, 5/01/2053		300,000	261,985
DTE Energy Co., 4.95%, 7/01/2027		943,000	953,231
Duke Energy Carolinas LLC, 2.85%, 3/15/2032		2,231,000	1,982,311
Duke Energy Florida LLC, 6.2%, 11/15/2053		791,000	884,305
Enel Finance International N.V., 2.5%, 7/12/2031 (n)		1,318,000	1,125,015
Enel Finance International N.V., 7.75%, 10/14/2052 (n)		1,023,000	1,272,198
Energuate Trust, 5.875%, 5/03/2027		1,002,000	972,942
EnfraGen Energia Sur S.A., 5.375%, 12/30/2030 (n)		996,000	858,312
ENGIE Energia Chile S.A., 6.375%, 4/17/2034 (n)		2,101,000	2,212,595
EPH Financing International A.S., 6.651%, 11/13/2028	EUR	953,000	1,117,049
Eversource Energy, 5.5%, 1/01/2034		$1,026,000	1,047,336
FirstEnergy Corp., 2.65%, 3/01/2030		1,722,000	1,554,980
Florida Power & Light Co., 3.95%, 3/01/2048		1,629,000	1,350,618
Georgia Power Co., 4.7%, 5/15/2032		2,230,000	2,234,294
Georgia Power Co., 5.125%, 5/15/2052		1,101,000	1,073,913
Greenko Dutch B.V. (Republic of India), 3.85%, 3/29/2026 (n)		726,180	698,425
Greenko Power II Ltd. (Republic of India), 4.3%, 12/13/2028 (n)		867,500	812,211
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)		2,404,000	2,075,526
MidAmerican Energy Co., 5.85%, 9/15/2054		1,427,000	1,535,517
NextEra Energy Capital Holdings, Inc., 5.749%, 9/01/2025		780,000	786,422
NextEra Energy Capital Holdings, Inc., 2.44%, 1/15/2032		1,197,000	1,020,330
Pacific Gas & Electric Co., 6.1%, 1/15/2029		531,000	555,241
Pacific Gas & Electric Co., 2.5%, 2/01/2031		1,645,000	1,411,997
Pacific Gas & Electric Co., 4%, 12/01/2046		996,000	752,689
PPL Electric Utilities Corp., 4.85%, 2/15/2034		1,017,000	1,026,726
PT Sorik Marapi Geothermal Power, 7.75%, 8/05/2031 (n)		594,000	590,369
ReNew Wind Energy AP2/ReNew Power Private Ltd., 4.5%, 7/14/2028 (n)		765,000	708,041
Southern California Edison Co., 4.5%, 9/01/2040		454,000	409,053
Southern California Edison Co., 3.65%, 2/01/2050		472,000	356,828
TermoCandelaria Power Ltd., 7.875%, 1/30/2029 (n)		800,800	815,735
WEC Energy Group, Inc., 4.75%, 1/09/2026		2,359,000	2,359,936
Xcel Energy, Inc., 4.6%, 6/01/2032		1,154,000	1,124,691
Xcel Energy, Inc., 5.5%, 3/15/2034		343,000	351,227
			$47,283,726
Utilities - Other – 0.1%
Aegea Finance S.à r.l., 9%, 1/20/2031 (n)		$1,011,000	$ 1,084,255
National Central Cooling Co. PJSC, 2.5%, 10/21/2027		957,000	887,981
			$1,972,236
Total Bonds (Identified Cost, $982,219,782)			$969,226,660
Common Stocks – 30.3%
Aerospace & Defense – 0.4%
General Dynamics Corp.		27,122	$ 8,119,242

MFS Diversified Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Alcoholic Beverages – 0.3%
Ambev S.A.	1,489,500	$ 3,398,712
Kirin Holdings Co. Ltd.	241,400	3,649,449
		$7,048,161
Apparel Manufacturers – 0.1%
Columbia Sportswear Co.	9,563	$ 772,021
PVH Corp.	19,225	1,897,315
		$2,669,336
Automotive – 0.4%
Bridgestone Corp.	14,800	$ 580,177
Compagnie Generale des Etablissements Michelin	183,031	7,184,471
Stellantis N.V.	55,432	931,487
		$8,696,135
Broadcasting – 0.2%
Omnicom Group, Inc.	48,933	$ 4,914,341
Brokerage & Asset Managers – 0.4%
Bank of New York Mellon Corp.	101,029	$ 6,892,199
Euronext N.V.	11,622	1,241,016
		$8,133,215
Business Services – 0.2%
SCSK Corp.	48,500	$ 974,734
TriNet Group, Inc.	10,585	1,088,456
Verisk Analytics, Inc., “A”	5,987	1,633,373
		$3,696,563
Cable TV – 0.2%
Comcast Corp., “A”	85,389	$ 3,378,843
Chemicals – 0.0%
Nutrien Ltd.	10,935	$ 529,609
Computer Software - Systems – 0.6%
Hon Hai Precision Industry Co. Ltd.	1,742,000	$ 10,195,351
Samsung Electronics Co. Ltd.	53,902	3,022,713
		$13,218,064
Construction – 3.7%
American Homes 4 Rent, “A”, REIT	228,420	$ 9,084,263
Anhui Conch Cement Co. Ltd.	1,049,500	2,268,863
Compagnie de Saint-Gobain S.A.	71,391	6,240,646
Equity Lifestyle Properties, Inc., REIT	191,129	13,896,990
Essex Property Trust, Inc., REIT	40,736	12,293,717
Heidelberg Materials AG	46,747	4,943,148
Masco Corp.	23,636	1,880,480
Mid-America Apartment Communities, Inc., REIT	90,313	14,664,122
Sun Communities, Inc., REIT	110,595	14,956,868
		$80,229,097

MFS Diversified Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 1.0%
Colgate-Palmolive Co.	77,716	$ 8,276,754
Kenvue, Inc.	45,699	1,003,093
Kimberly-Clark Corp.	81,387	11,773,444
		$21,053,291
Electrical Equipment – 0.1%
Mitsubishi Electric Corp.	80,500	$ 1,344,145
Electronics – 0.4%
Lam Research Corp.	5,287	$ 4,340,680
NVIDIA Corp.	35,236	4,206,121
		$8,546,801
Energy - Independent – 0.6%
Phillips 66	66,529	$ 9,334,684
Valero Energy Corp.	31,685	4,649,140
		$13,983,824
Energy - Integrated – 1.3%
Aker BP ASA	24,799	$ 597,080
Eni S.p.A.	370,254	6,030,861
Exxon Mobil Corp.	44,216	5,214,835
Harbour Energy PLC	213,000	837,241
PetroChina Co. Ltd.	6,942,000	6,316,363
Petroleo Brasileiro S.A., ADR	83,243	1,267,791
Suncor Energy, Inc. (l)	69,673	2,825,901
TotalEnergies SE	79,616	5,496,181
		$28,586,253
Engineering - Construction – 0.1%
Doosan Bobcat, Inc.	62,201	$ 1,862,134
Food & Beverages – 0.7%
General Mills, Inc.	137,946	$ 9,972,116
Inner Mongolia Yili Industrial Group Co. Ltd., “A”	310,400	990,992
Nomad Foods Ltd.	53,200	1,000,160
PepsiCo, Inc.	19,722	3,409,540
WH Group Ltd.	1,017,000	739,235
		$16,112,043
Food & Drug Stores – 0.4%
Tesco PLC	1,885,010	$ 8,792,127
Forest & Paper Products – 0.5%
Rayonier, Inc., REIT	188,540	$ 5,808,917
Weyerhaeuser Co., REIT	205,589	6,268,409
		$12,077,326
Gaming & Lodging – 0.3%
Aristocrat Leisure Ltd.	34,681	$ 1,289,380
Ryman Hospitality Properties, Inc., REIT	43,653	4,538,166
		$5,827,546

MFS Diversified Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Health Maintenance Organizations – 0.3%
Cigna Group	16,001	$ 5,789,322
Insurance – 1.3%
China Pacific Insurance Co. Ltd.	295,400	$ 766,222
Corebridge Financial, Inc.	194,481	5,748,858
DB Insurance Co. Ltd.	22,801	1,993,580
Hartford Financial Services Group, Inc.	28,649	3,326,149
Manulife Financial Corp.	392,045	10,824,765
MetLife, Inc.	58,762	4,552,880
Samsung Fire & Marine Insurance Co. Ltd.	7,940	2,067,707
		$29,280,161
Major Banks – 0.5%
DBS Group Holdings Ltd.	276,540	$ 7,715,527
Erste Group Bank AG	33,763	1,859,688
UBS Group AG	69,812	2,137,983
		$11,713,198
Medical & Health Technology & Services – 1.2%
Encompass Health Corp.	65,951	$ 6,136,741
McKesson Corp.	9,054	5,080,018
Universal Health Services, Inc.	14,553	3,463,177
Ventas, Inc., REIT	176,415	10,957,136
		$25,637,072
Metals & Mining – 0.9%
Fortescue Ltd.	320,772	$ 3,953,009
Rio Tinto PLC	129,237	8,095,976
Toyota Tsusho Corp.	234,900	4,525,013
Vale S.A.	254,400	2,689,369
		$19,263,367
Network & Telecom – 0.3%
Qualcomm, Inc.	35,427	$ 6,210,353
Other Banks & Diversified Financials – 0.6%
American Express Co.	5,304	$ 1,371,880
China Construction Bank Corp.	6,666,000	4,705,199
KB Financial Group, Inc.	34,116	2,202,213
M&T Bank Corp.	12,802	2,203,352
Northern Trust Corp.	22,715	2,071,835
Popular, Inc.	11,814	1,210,935
Sberbank of Russia PJSC (a)(u)	1,738,404	0
		$13,765,414
Pharmaceuticals – 2.1%
AbbVie, Inc.	62,153	$ 12,201,255
Johnson & Johnson	43,296	7,181,075
Organon & Co.	337,784	7,549,472
Pfizer, Inc.	150,079	4,353,792
Roche Holding AG	32,295	10,911,269
Sanofi	23,881	2,671,483

MFS Diversified Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – continued
Santen Pharmaceutical Co. Ltd.	76,800	$ 988,495
		$45,856,841
Printing & Publishing – 0.2%
Lamar Advertising Co., REIT	27,257	$ 3,428,385
Real Estate – 2.0%
DigitalBridge Group, Inc., REIT	50,018	$ 624,725
Farmland Partners, Inc., REIT	277,844	2,845,122
Federal Realty Investment Trust, REIT	115,046	13,230,290
Jones Lang LaSalle, Inc. (a)	8,255	2,106,924
Kimco Realty Corp., REIT	500,052	11,631,209
NNN REIT, Inc.	265,312	12,467,011
		$42,905,281
Real Estate - Office – 1.3%
Alexandria Real Estate Equities, Inc., REIT	53,917	$ 6,446,856
BXP, Inc., REIT	132,073	9,934,531
Cousins Properties, Inc., REIT	29,705	846,890
Douglas Emmett, Inc., REIT	392,314	6,277,024
Highwoods Properties, Inc., REIT	137,143	4,418,747
		$27,924,048
Real Estate - Storage – 2.5%
Extra Space Storage, Inc., REIT	111,910	$ 19,808,070
Prologis, Inc., REIT	206,380	26,379,492
Rexford Industrial Realty, Inc., REIT	175,763	8,949,852
		$55,137,414
Restaurants – 0.3%
Pluxee N.V. (a)	49,244	$ 1,167,344
Sodexo	66,583	5,924,868
		$7,092,212
Specialty Stores – 0.8%
Home Depot, Inc.	16,762	$ 6,176,797
NEXT PLC	25,539	3,420,929
PDD Holdings, Inc., ADR (a)	6,277	603,283
Ross Stores, Inc.	12,714	1,914,856
Shimamura Co. Ltd.	19,500	1,041,804
Target Corp.	31,819	4,888,035
		$18,045,704
Telecommunications - Wireless – 0.8%
KDDI Corp.	274,500	$ 9,243,317
SBA Communications Corp., REIT	35,780	8,109,895
		$17,353,212
Telephone Services – 2.0%
Digital Realty Trust, Inc., REIT	97,819	$ 14,830,339
Equinix, Inc., REIT	30,362	25,332,838
Hellenic Telecommunications Organization S.A.	158,749	2,572,553

MFS Diversified Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Telephone Services – continued
Koninklijke KPN N.V.	408,192	$ 1,666,339
		$44,402,069
Tobacco – 0.6%
Altria Group, Inc.	85,480	$ 4,596,260
British American Tobacco PLC	132,377	4,948,136
Japan Tobacco, Inc.	96,900	2,808,889
Philip Morris International, Inc.	10,467	1,290,476
		$13,643,761
Utilities - Electric Power – 0.7%
CLP Holdings Ltd.	132,500	$ 1,186,261
Edison International	93,310	8,120,769
Iberdrola S.A.	228,478	3,243,270
PG&E Corp.	83,565	1,646,231
Xcel Energy, Inc.	18,184	1,113,406
		$15,309,937
Total Common Stocks (Identified Cost, $504,155,830)		$661,575,847
Preferred Stocks – 0.1%
Metals & Mining – 0.1%
Gerdau S.A. (Identified Cost, $2,427,587)	623,758	$ 2,025,350
Convertible Bonds – 0.0%
Utilities - Electric Power – 0.0%
Pacific Gas & Electric Co., 4.25%, 12/01/2027 (n) (Identified Cost, $950,000)	$950,000	$ 1,013,650
Investment Companies (h) – 24.9%
Mutual Funds – 22.5%
MFS High Yield Pooled Portfolio (v)	58,331,989	$ 489,405,383
Money Market Funds – 2.4%
MFS Institutional Money Market Portfolio, 5.35% (v)	52,949,634	$ 52,965,519
Total Investment Companies (Identified Cost, $526,666,235)		$542,370,902
Collateral for Securities Loaned – 0.1%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 5.22% (j) (Identified Cost, $2,678,536)	2,678,536	$ 2,678,536
Other Assets, Less Liabilities – 0.1%		1,765,161
Net Assets – 100.0%		$2,180,656,106
(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $542,370,902 and $1,636,520,043, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

MFS Diversified Income Fund
Portfolio of Investments (unaudited) – continued
(l)	A portion of this security is on loan. See Note 2 for additional information.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $262,887,033, representing 12.1% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
HUF	Hungarian Forint
INR	Indian Rupee
MXN	Mexican Peso
PHP	Philippine Peso
PLN	Polish Zloty
THB	Thai Baht
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand
Derivative Contracts at 8/31/24
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
HUF	304,768,339	USD	843,220	HSBC Bank	10/18/2024	$12,721
THB	24,897,852	USD	682,161	Barclays Bank PLC	9/27/2024	51,260
TRY	27,632,252	USD	758,768	BNP Paribas S.A.	10/18/2024	9,438
TRY	26,988,349	USD	740,442	HSBC Bank	10/18/2024	9,863
ZAR	9,722,457	USD	520,698	Morgan Stanley Capital Services, Inc.	10/18/2024	22,626
USD	5,256,595	BRL	29,180,408	Barclays Bank PLC	9/27/2024	92,738
USD	319,419	BRL	1,798,971	JPMorgan Chase Bank N.A.	9/27/2024	1,068
USD	643,627	COP	2,643,374,519	Citibank N.A.	10/15/2024	15,080
USD	1,801,962	EUR	1,617,563	Morgan Stanley Capital Services, Inc.	10/18/2024	10,210
USD	710,240	INR	59,483,278	Barclays Bank PLC	9/12/2024	1,168
USD	2,622,717	INR	219,948,949	Merrill Lynch International	9/12/2024	812
USD	2,678,002	MXN	49,343,969	Morgan Stanley Capital Services, Inc.	10/18/2024	189,626
USD	1,073,266	TRY	38,496,993	BNP Paribas S.A.	10/18/2024	3,010

MFS Diversified Income Fund
Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts - continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
USD	449,253	TRY	16,123,608	UBS AG	10/18/2024	$1,000
USD	511,646	ZAR	9,082,723	Citibank N.A.	10/18/2024	4,072
USD	164,906	ZAR	2,926,594	Morgan Stanley Capital Services, Inc.	10/18/2024	1,358
						$426,050
Liability Derivatives
BRL	48,293	USD	8,747	Barclays Bank PLC	9/27/2024	$(201)
BRL	4,116,727	USD	756,701	JPMorgan Chase Bank N.A.	9/27/2024	(28,192)
CLP	759,050,254	USD	833,782	Barclays Bank PLC	10/18/2024	(3,591)
COP	2,643,374,519	USD	656,940	Barclays Bank PLC	10/15/2024	(28,393)
EUR	607,161	USD	673,883	Morgan Stanley Capital Services, Inc.	10/18/2024	(1,340)
INR	97,488,645	USD	1,165,140	Barclays Bank PLC	9/12/2024	(3,025)
INR	40,195,966	USD	480,652	Morgan Stanley Capital Services, Inc.	9/12/2024	(1,495)
MXN	16,161,075	USD	891,744	Morgan Stanley Capital Services, Inc.	10/18/2024	(76,755)
USD	258,509	BRL	1,469,366	Merrill Lynch International	9/27/2024	(1,514)
USD	795,842	CLP	759,050,254	Barclays Bank PLC	10/18/2024	(34,349)
USD	4,919,110	CZK	114,445,903	BNP Paribas S.A.	10/18/2024	(139,865)
USD	157,368	CZK	3,642,873	Merrill Lynch International	10/18/2024	(3,662)
USD	121,933	CZK	2,826,515	UBS AG	10/18/2024	(3,010)
USD	14,659,319	EUR	13,413,802	Morgan Stanley Capital Services, Inc.	10/18/2024	(198,958)
USD	2,580,234	HUF	938,913,794	State Street Bank Corp.	10/18/2024	(56,703)
USD	1,684,165	PHP	98,751,000	Citibank N.A.	11/06/2024	(73,765)
USD	938,568	PLN	3,699,169	Morgan Stanley Capital Services, Inc.	10/18/2024	(15,633)
USD	681,181	THB	24,897,852	Barclays Bank PLC	9/27/2024	(52,240)
USD	988,329	ZAR	17,903,386	Merrill Lynch International	10/18/2024	(12,174)
USD	52,663	ZAR	971,260	Morgan Stanley Capital Services, Inc.	10/18/2024	(1,614)
						$(736,479)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr	Short	USD	104	$11,377,437	December – 2024	$32,515
U.S. Treasury Ultra Note 10 yr	Short	USD	256	30,064,000	December – 2024	194,126
						$226,641
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr	Long	USD	13	$1,600,625	December – 2024	$(19,818)
U.S. Treasury Note 10 yr	Long	USD	672	76,314,000	December – 2024	(448,733)
U.S. Treasury Note 2 yr	Long	USD	539	111,867,766	December – 2024	(113,678)
						$(582,229)

MFS Diversified Income Fund
Portfolio of Investments (unaudited) – continued
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Liability Derivatives
Interest Rate Swaps
5/24/26	USD	14,600,000	centrally cleared	Daily SOFR / Annually	4.759% / Annually	$(195,911)	$—	$(195,911)
8/02/26	USD	8,600,000	centrally cleared	Daily SOFR / Annually	4.179% / Annually	(56,429)	—	(56,429)
						$(252,340)	$—	$(252,340)
At August 31, 2024, the fund had cash collateral of $260,000 and other liquid securities with an aggregate value of $2,039,190 to cover any collateral or margin obligations for certain derivative contracts
See Notes to Financial Statements

MFS Diversified Income Fund
Financial Statements	Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 8/31/24 (unaudited) Assets
Investments in unaffiliated issuers, at value, including $2,520,507 of securities on loan (identified cost, $1,492,431,735)	$1,636,520,043
Investments in affiliated issuers, at value (identified cost, $526,666,235)	542,370,902
Cash	460,645
Foreign currency, at value (identified cost, $16,296)	16,548
Restricted cash for
Forward foreign currency exchange contracts	260,000
Receivables for
Net daily variation margin on open cleared swap agreements	13,677
Forward foreign currency exchange contracts	426,050
Investments sold	3,621,878
TBA sale commitments	15,204,169
Fund shares sold	654,273
Interest and dividends	13,039,113
Receivable from investment adviser	22,441
Other assets	65,005
Total assets	$2,212,674,744
Liabilities
Payables for
Distributions	$673,604
Forward foreign currency exchange contracts	736,479
Net daily variation margin on open futures contracts	165,711
Investments purchased	3,749,018
TBA purchase commitments	19,671,709
Fund shares reacquired	3,247,349
Collateral for securities loaned, at value	2,678,536
Payable to affiliates
Administrative services fee	2,628
Shareholder servicing costs	369,321
Distribution and service fees	34,442
Deferred foreign capital gains tax expense payable	462,790
Accrued expenses and other liabilities	227,051
Total liabilities	$32,018,638
Net assets	$2,180,656,106
Net assets consist of
Paid-in capital	$2,098,944,325
Total distributable earnings (loss)	81,711,781
Net assets	$2,180,656,106
Shares of beneficial interest outstanding	174,218,961
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,216,432,640	97,167,734	$12.52
Class C	114,203,483	9,129,277	12.51
Class I	617,197,341	49,323,333	12.51
Class R1	188,220	15,050	12.51
Class R2	1,082,703	86,520	12.51
Class R3	8,522,554	680,537	12.52
Class R4	18,135,116	1,448,406	12.52
Class R6	204,894,049	16,368,104	12.52

See Notes to Financial Statements

MFS Diversified Income Fund
Statement of Assets and Liabilities - continued
(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $13.08 [100 / 95.75 x $12.52]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements

MFS Diversified Income Fund
Financial Statements	Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 8/31/24 (unaudited) Net investment income (loss)
Income
Interest	$26,137,866
Dividends from affiliated issuers	18,802,200
Dividends	14,867,524
Other	366,087
Income on securities loaned	18,916
Foreign taxes withheld	(810,589)
Total investment income	$59,382,004
Expenses
Management fee	$6,080,671
Distribution and service fees	2,161,477
Shareholder servicing costs	1,033,362
Administrative services fee	162,421
Independent Trustees' compensation	20,502
Custodian fee	133,459
Shareholder communications	84,919
Audit and tax fees	45,767
Legal fees	6,415
Miscellaneous	128,149
Total expenses	$9,857,142
Fees paid indirectly	(2,096)
Reduction of expenses by investment adviser and distributor	(701,163)
Net expenses	$9,153,883
Net investment income (loss)	$50,228,121
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$28,259,596
Affiliated issuers	(2,250,633)
Futures contracts	1,704,939
Swap agreements	52,328
Forward foreign currency exchange contracts	648,933
Foreign currency	(120,549)
Net realized gain (loss)	$28,294,614
Change in unrealized appreciation or depreciation
Unaffiliated issuers (includes $39,931 increase in deferred foreign capital gains tax)	$68,336,370
Affiliated issuers	13,408,474
Futures contracts	(518,134)
Swap agreements	(252,340)
Forward foreign currency exchange contracts	(492,413)
Translation of assets and liabilities in foreign currencies	61,354
Net unrealized gain (loss)	$80,543,311
Net realized and unrealized gain (loss)	$108,837,925
Change in net assets from operations	$159,066,046
See Notes to Financial Statements

MFS Diversified Income Fund
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	8/31/24 (unaudited)	2/29/24
Change in net assets
From operations
Net investment income (loss)	$50,228,121	$99,708,310
Net realized gain (loss)	28,294,614	(39,733,624)
Net unrealized gain (loss)	80,543,311	107,238,990
Change in net assets from operations	$159,066,046	$167,213,676
Total distributions to shareholders	$(45,168,981)	$(90,467,176)
Change in net assets from fund share transactions	$(195,083,380)	$(404,244,403)
Total change in net assets	$(81,186,315)	$(327,497,903)
Net assets
At beginning of period	2,261,842,421	2,589,340,324
At end of period	$2,180,656,106	$2,261,842,421
See Notes to Financial Statements

MFS Diversified Income Fund
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	8/31/24 (unaudited)	2/29/24	2/28/23	2/28/22	2/28/21	2/29/20
Net asset value, beginning of period	$11.88	$11.48	$12.91	$13.14	$12.86	$12.35
Income (loss) from investment operations
Net investment income (loss) (d)	$0.27	$0.47	$0.41	$0.38	$0.37	$0.37
Net realized and unrealized gain (loss)	0.61	0.36	(1.31)	0.07	0.28	0.51
Total from investment operations	$0.88	$0.83	$(0.90)	$0.45	$0.65	$0.88
Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.43)	$(0.38)	$(0.41)	$(0.34)	$(0.37)
From net realized gain	—	—	(0.15)	(0.27)	(0.03)	(0.00)(w)
Total distributions declared to shareholders	$(0.24)	$(0.43)	$(0.53)	$(0.68)	$(0.37)	$(0.37)
Net asset value, end of period (x)	$12.52	$11.88	$11.48	$12.91	$13.14	$12.86
Total return (%) (r)(s)(t)(x)	7.54(n)	7.40	(6.96)	3.22	5.28	7.20
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.95(a)	0.95	0.97	0.99	0.99	0.98
Expenses after expense reductions (f)(h)	0.89(a)	0.89	0.93	0.98	0.98	0.97
Net investment income (loss)	4.48(a)	4.11	3.46	2.78	2.97	2.86
Portfolio turnover rate	23(n)	60	62	72	111	57
Net assets at end of period (000 omitted)	$1,216,433	$1,220,302	$1,300,451	$1,563,027	$1,577,032	$1,540,570

See Notes to Financial Statements

MFS Diversified Income Fund
Financial Highlights - continued
Class C	Six months ended	Year ended
	8/31/24 (unaudited)	2/29/24	2/28/23	2/28/22	2/28/21	2/29/20
Net asset value, beginning of period	$11.87	$11.47	$12.91	$13.14	$12.85	$12.35
Income (loss) from investment operations
Net investment income (loss) (d)	$0.23	$0.39	$0.32	$0.28	$0.28	$0.28
Net realized and unrealized gain (loss)	0.61	0.35	(1.32)	0.06	0.29	0.49
Total from investment operations	$0.84	$0.74	$(1.00)	$0.34	$0.57	$0.77
Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.34)	$(0.29)	$(0.30)	$(0.25)	$(0.27)
From net realized gain	—	—	(0.15)	(0.27)	(0.03)	(0.00)(w)
Total distributions declared to shareholders	$(0.20)	$(0.34)	$(0.44)	$(0.57)	$(0.28)	$(0.27)
Net asset value, end of period (x)	$12.51	$11.87	$11.47	$12.91	$13.14	$12.85
Total return (%) (r)(s)(t)(x)	7.14(n)	6.61	(7.74)	2.44	4.57	6.32
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.70(a)	1.70	1.72	1.74	1.74	1.73
Expenses after expense reductions (f)(h)	1.64(a)	1.64	1.69	1.73	1.73	1.72
Net investment income (loss)	3.75(a)	3.40	2.71	2.05	2.27	2.14
Portfolio turnover rate	23(n)	60	62	72	111	57
Net assets at end of period (000 omitted)	$114,203	$139,682	$220,775	$355,639	$456,806	$724,758
Class I	Six months ended	Year ended
	8/31/24 (unaudited)	2/29/24	2/28/23	2/28/22	2/28/21	2/29/20
Net asset value, beginning of period	$11.87	$11.47	$12.91	$13.14	$12.86	$12.35
Income (loss) from investment operations
Net investment income (loss) (d)	$0.29	$0.50	$0.44	$0.41	$0.40	$0.40
Net realized and unrealized gain (loss)	0.61	0.36	(1.32)	0.07	0.29	0.51
Total from investment operations	$0.90	$0.86	$(0.88)	$0.48	$0.69	$0.91
Less distributions declared to shareholders
From net investment income	$(0.26)	$(0.46)	$(0.41)	$(0.44)	$(0.38)	$(0.40)
From net realized gain	—	—	(0.15)	(0.27)	(0.03)	(0.00)(w)
Total distributions declared to shareholders	$(0.26)	$(0.46)	$(0.56)	$(0.71)	$(0.41)	$(0.40)
Net asset value, end of period (x)	$12.51	$11.87	$11.47	$12.91	$13.14	$12.86
Total return (%) (r)(s)(t)(x)	7.67(n)	7.67	(6.81)	3.47	5.54	7.46
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.70(a)	0.70	0.72	0.74	0.74	0.73
Expenses after expense reductions (f)(h)	0.64(a)	0.64	0.69	0.73	0.73	0.72
Net investment income (loss)	4.73(a)	4.37	3.70	3.03	3.24	3.11
Portfolio turnover rate	23(n)	60	62	72	111	57
Net assets at end of period (000 omitted)	$617,197	$664,290	$816,791	$1,145,617	$1,156,030	$1,425,004

See Notes to Financial Statements

MFS Diversified Income Fund
Financial Highlights - continued
Class R1	Six months ended	Year ended
	8/31/24 (unaudited)	2/29/24	2/28/23	2/28/22	2/28/21	2/29/20
Net asset value, beginning of period	$11.87	$11.46	$12.90	$13.13	$12.85	$12.34
Income (loss) from investment operations
Net investment income (loss) (d)	$0.23	$0.39	$0.32	$0.28	$0.28	$0.27
Net realized and unrealized gain (loss)	0.61	0.36	(1.32)	0.06	0.28	0.51
Total from investment operations	$0.84	$0.75	$(1.00)	$0.34	$0.56	$0.78
Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.34)	$(0.29)	$(0.30)	$(0.25)	$(0.27)
From net realized gain	—	—	(0.15)	(0.27)	(0.03)	(0.00)(w)
Total distributions declared to shareholders	$(0.20)	$(0.34)	$(0.44)	$(0.57)	$(0.28)	$(0.27)
Net asset value, end of period (x)	$12.51	$11.87	$11.46	$12.90	$13.13	$12.85
Total return (%) (r)(s)(t)(x)	7.14(n)	6.70	(7.75)	2.44	4.49	6.40
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.70(a)	1.70	1.72	1.74	1.74	1.73
Expenses after expense reductions (f)(h)	1.64(a)	1.64	1.69	1.73	1.73	1.72
Net investment income (loss)	3.72(a)	3.36	2.70	2.03	2.22	2.12
Portfolio turnover rate	23(n)	60	62	72	111	57
Net assets at end of period (000 omitted)	$188	$178	$180	$225	$241	$214
Class R2	Six months ended	Year ended
	8/31/24 (unaudited)	2/29/24	2/28/23	2/28/22	2/28/21	2/29/20
Net asset value, beginning of period	$11.88	$11.47	$12.91	$13.14	$12.86	$12.35
Income (loss) from investment operations
Net investment income (loss) (d)	$0.26	$0.45	$0.38	$0.34	$0.35	$0.34
Net realized and unrealized gain (loss)	0.60	0.36	(1.32)	0.07	0.27	0.51
Total from investment operations	$0.86	$0.81	$(0.94)	$0.41	$0.62	$0.85
Less distributions declared to shareholders
From net investment income	$(0.23)	$(0.40)	$(0.35)	$(0.37)	$(0.31)	$(0.34)
From net realized gain	—	—	(0.15)	(0.27)	(0.03)	(0.00)(w)
Total distributions declared to shareholders	$(0.23)	$(0.40)	$(0.50)	$(0.64)	$(0.34)	$(0.34)
Net asset value, end of period (x)	$12.51	$11.88	$11.47	$12.91	$13.14	$12.86
Total return (%) (r)(s)(t)(x)	7.32(n)	7.23	(7.28)	2.96	5.01	6.93
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.20(a)	1.20	1.22	1.24	1.24	1.23
Expenses after expense reductions (f)(h)	1.14(a)	1.14	1.18	1.23	1.23	1.22
Net investment income (loss)	4.22(a)	3.88	3.21	2.53	2.78	2.65
Portfolio turnover rate	23(n)	60	62	72	111	57
Net assets at end of period (000 omitted)	$1,083	$997	$1,289	$1,647	$1,830	$3,085

See Notes to Financial Statements

MFS Diversified Income Fund
Financial Highlights - continued
Class R3	Six months ended	Year ended
	8/31/24 (unaudited)	2/29/24	2/28/23	2/28/22	2/28/21	2/29/20
Net asset value, beginning of period	$11.88	$11.48	$12.92	$13.15	$12.86	$12.36
Income (loss) from investment operations
Net investment income (loss) (d)	$0.27	$0.48	$0.41	$0.38	$0.37	$0.37
Net realized and unrealized gain (loss)	0.62	0.35	(1.32)	0.07	0.29	0.50
Total from investment operations	$0.89	$0.83	$(0.91)	$0.45	$0.66	$0.87
Less distributions declared to shareholders
From net investment income	$(0.25)	$(0.43)	$(0.38)	$(0.41)	$(0.34)	$(0.37)
From net realized gain	—	—	(0.15)	(0.27)	(0.03)	(0.00)(w)
Total distributions declared to shareholders	$(0.25)	$(0.43)	$(0.53)	$(0.68)	$(0.37)	$(0.37)
Net asset value, end of period (x)	$12.52	$11.88	$11.48	$12.92	$13.15	$12.86
Total return (%) (r)(s)(t)(x)	7.54(n)	7.40	(7.04)	3.21	5.36	7.11
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.96(a)	0.95	0.97	0.99	0.99	0.98
Expenses after expense reductions (f)(h)	0.89(a)	0.89	0.93	0.98	0.98	0.97
Net investment income (loss)	4.50(a)	4.19	3.45	2.78	2.98	2.86
Portfolio turnover rate	23(n)	60	62	72	111	57
Net assets at end of period (000 omitted)	$8,523	$10,443	$21,712	$22,253	$22,760	$24,385
Class R4	Six months ended	Year ended
	8/31/24 (unaudited)	2/29/24	2/28/23	2/28/22	2/28/21	2/29/20
Net asset value, beginning of period	$11.88	$11.48	$12.92	$13.15	$12.86	$12.36
Income (loss) from investment operations
Net investment income (loss) (d)	$0.29	$0.49	$0.44	$0.42	$0.41	$0.41
Net realized and unrealized gain (loss)	0.61	0.37	(1.32)	0.06	0.29	0.49
Total from investment operations	$0.90	$0.86	$(0.88)	$0.48	$0.70	$0.90
Less distributions declared to shareholders
From net investment income	$(0.26)	$(0.46)	$(0.41)	$(0.44)	$(0.38)	$(0.40)
From net realized gain	—	—	(0.15)	(0.27)	(0.03)	(0.00)(w)
Total distributions declared to shareholders	$(0.26)	$(0.46)	$(0.56)	$(0.71)	$(0.41)	$(0.40)
Net asset value, end of period (x)	$12.52	$11.88	$11.48	$12.92	$13.15	$12.86
Total return (%) (r)(s)(t)(x)	7.67(n)	7.67	(6.80)	3.47	5.62	7.38
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.70(a)	0.69	0.72	0.74	0.74	0.73
Expenses after expense reductions (f)(h)	0.64(a)	0.64	0.69	0.73	0.73	0.72
Net investment income (loss)	4.72(a)	4.27	3.71	3.05	3.24	3.15
Portfolio turnover rate	23(n)	60	62	72	111	57
Net assets at end of period (000 omitted)	$18,135	$16,613	$4,146	$5,995	$8,626	$9,783

See Notes to Financial Statements

MFS Diversified Income Fund
Financial Highlights - continued
Class R6	Six months ended	Year ended
	8/31/24 (unaudited)	2/29/24	2/28/23	2/28/22	2/28/21	2/29/20
Net asset value, beginning of period	$11.88	$11.48	$12.91	$13.14	$12.86	$12.35
Income (loss) from investment operations
Net investment income (loss) (d)	$0.29	$0.51	$0.45	$0.42	$0.42	$0.41
Net realized and unrealized gain (loss)	0.62	0.36	(1.31)	0.07	0.28	0.51
Total from investment operations	$0.91	$0.87	$(0.86)	$0.49	$0.70	$0.92
Less distributions declared to shareholders
From net investment income	$(0.27)	$(0.47)	$(0.42)	$(0.45)	$(0.39)	$(0.41)
From net realized gain	—	—	(0.15)	(0.27)	(0.03)	(0.00)(w)
Total distributions declared to shareholders	$(0.27)	$(0.47)	$(0.57)	$(0.72)	$(0.42)	$(0.41)
Net asset value, end of period (x)	$12.52	$11.88	$11.48	$12.91	$13.14	$12.86
Total return (%) (r)(s)(t)(x)	7.72(n)	7.77	(6.64)	3.57	5.64	7.55
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.61(a)	0.61	0.63	0.65	0.65	0.64
Expenses after expense reductions (f)(h)	0.55(a)	0.55	0.59	0.64	0.64	0.63
Net investment income (loss)	4.82(a)	4.45	3.79	3.12	3.32	3.19
Portfolio turnover rate	23(n)	60	62	72	111	57
Net assets at end of period (000 omitted)	$204,894	$209,338	$223,996	$260,384	$266,792	$271,679
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

MFS Diversified Income Fund
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Diversified Income Fund (the fund) is a diversified series of MFS Series Trust XIII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
The fund invests in the MFS High Yield Pooled Portfolio (“High Yield Pooled Portfolio”). MFS does not receive a management fee from the High Yield Pooled Portfolio. The High Yield Pooled Portfolio’s investment objective is to seek total return with an emphasis on high current income, but also considering capital appreciation. The accounting policies of the High Yield Pooled Portfolio are outlined in its shareholder report, which is available without charge by calling 1-800-225-2606 and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov. The accounting policies detailed in the Significant Accounting Policies note cover both the fund and the High Yield Pooled Portfolio. For purposes of this policy disclosure, “fund” refers to both the fund and the High Yield Pooled Portfolio in which the fund invests. The High Yield Pooled Portfolio’s shareholder report is not covered by this report. The fund and the High Yield Pooled Portfolio invest in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund and the High Yield Pooled Portfolio invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. The fund invests a significant amount of its net assets in U.S. and foreign real estate related investments and as a result is subject to certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; difficulties in valuing and disposing of real estate; fluctuations in interest rates and property tax rates, shifts in zoning laws, environmental regulations and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; the management skill and creditworthiness of the manager; and other factors. The fund invests in emerging market issuers. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, accounting, and auditing systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, and economic instability than developed markets.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — The investments of the fund and the High Yield Pooled Portfolio are valued as described below.
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company

MFS Diversified Income Fund
Notes to Financial Statements (unaudited) - continued
Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of August 31, 2024 in valuing the fund's assets and liabilities:

MFS Diversified Income Fund
Notes to Financial Statements (unaudited) - continued
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$471,091,389	$—	$—	$471,091,389
France	24,429,828	5,496,181	—	29,926,009
United Kingdom	9,933,377	17,161,192	—	27,094,569
Japan	1,344,145	23,811,878	—	25,156,023
China	1,594,275	14,056,647	—	15,650,922
Canada	14,180,275	—	—	14,180,275
Switzerland	10,911,269	2,137,983	—	13,049,252
South Korea	—	11,148,347	—	11,148,347
Taiwan	—	10,195,351	—	10,195,351
Other Countries	18,563,262	27,545,798	0	46,109,060
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	102,518,081	—	102,518,081
Non - U.S. Sovereign Debt	—	257,657,152	—	257,657,152
Municipal Bonds	—	3,738,404	—	3,738,404
U.S. Corporate Bonds	—	237,720,732	—	237,720,732
Residential Mortgage-Backed Securities	—	188,329,667	—	188,329,667
Commercial Mortgage-Backed Securities	—	9,886,631	—	9,886,631
Asset-Backed Securities (including CDOs)	—	22,623,404	—	22,623,404
Foreign Bonds	—	147,766,239	—	147,766,239
Mutual Funds	545,049,438	—	—	545,049,438
Total	$1,097,097,258	$1,081,793,687	$0	$2,178,890,945
Other Financial Instruments
Futures Contracts – Assets	$226,641	$—	$—	$226,641
Futures Contracts – Liabilities	(582,229)	—	—	(582,229)
Forward Foreign Currency Exchange Contracts – Assets	—	426,050	—	426,050
Forward Foreign Currency Exchange Contracts – Liabilities	—	(736,479)	—	(736,479)
Swap Agreements – Liabilities	—	(252,340)	—	(252,340)
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the High Yield Pooled Portfolio's shareholder report for further information regarding the levels used in valuing its assets and liabilities.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 2/29/24	$0
Realized gain (loss)	(584,490)
Change in unrealized appreciation or depreciation	899,291
Sales	(314,801)
Balance as of 8/31/24	$0
The net change in unrealized appreciation or depreciation from investments held as level 3 at August 31, 2024 is $0. At August 31, 2024, the fund held one level 3 security.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

MFS Diversified Income Fund
Notes to Financial Statements (unaudited) - continued
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were futures contracts, forward foreign currency exchange contracts, and swap agreements. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at August 31, 2024 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Futures Contracts	$226,641	$(582,229)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	426,050	(736,479)
Interest Rate	Cleared Swap Agreements	—	(252,340)
Total		$652,691	$(1,571,048)
(a) Values presented in this table for futures contracts and cleared swap agreements correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts and cleared swap agreements is reported separately within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended August 31, 2024 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts
Interest Rate	$1,704,939	$52,328	$—
Foreign Exchange	—	—	648,933
Total	$1,704,939	$52,328	$648,933
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended August 31, 2024 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts
Interest Rate	$(518,134)	$(252,340)	$—
Foreign Exchange	—	—	(492,413)
Total	$(518,134)	$(252,340)	$(492,413)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

MFS Diversified Income Fund
Notes to Financial Statements (unaudited) - continued
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Purchased Options — The fund purchased put options for a premium. Purchased put options entitle the holder to sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund's exposure to an underlying instrument.
The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.
Whether or not the option is exercised, the fund's maximum risk of loss from purchasing an option is the amount of premium paid.  All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.

MFS Diversified Income Fund
Notes to Financial Statements (unaudited) - continued
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Swap Agreements — The fund entered into swap agreements which generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”).
Both cleared and uncleared swap agreements are marked to market daily.  The value of uncleared swap agreements is reported in the Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund.  For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Statement of Assets and Liabilities.
For both cleared and uncleared swaps, premiums paid or received at the inception of the agreements are amortized over the term of the agreement as realized gain or loss on swap agreements in the Statement of Operations. The periodic exchange of net cash payments, as well as any liquidation payment received or made upon early termination, are recorded as a realized gain or loss on swap agreements in the Statement of Operations. The change in unrealized appreciation or depreciation on swap agreements in the Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.
Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties.  Risk is further reduced by having an ISDA Master Agreement (“ISDA”) between the fund and the counterparty and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA. The fund's counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the true counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.
The fund entered into interest rate swap agreements in order to manage its exposure to interest rate fluctuations.  Interest rate swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two interest rates applied to a notional principal amount. The two interest rates exchanged may either be a fixed rate and a floating rate or two floating rates based on different indices.
Mortgage-Backed/Asset-Backed Securities — The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities.  For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral.  Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.
Security Loans — Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co., as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund.  Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's

MFS Diversified Income Fund
Notes to Financial Statements (unaudited) - continued
Portfolio of Investments, with a fair value of $2,520,507.  The fair value of the fund's investment securities on loan and a related liability of $2,678,536 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.
Distributions from REITs may be characterized as ordinary income, net capital gain, or a return of capital to the fund. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates are used in reporting the character of income and distributions for financial statement purposes. The fund receives substantial distributions from holdings in REITs. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may purchase or sell mortgage-backed securities on a “To Be Announced” (TBA) basis. A TBA transaction is subject to extended settlement and typically does not designate the actual security to be delivered, but instead includes an approximate principal amount. The price of the TBA security and the date that it will be settled are fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and no interest accrues to the fund until settlement takes place. TBA purchase and sale commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy and included in TBA purchase and TBA sale commitments in the Statement of Assets and Liabilities, as applicable. Losses may arise as a result of changes in the value of the TBA investment prior to settlement date or due to counterparty non-performance.
The fund may also enter into mortgage dollar rolls, typically TBA dollar rolls, in which the fund sells TBA mortgage-backed securities to financial institutions and simultaneously agrees to repurchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase, the fund will not be entitled to receive interest and principal payments on the securities sold. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. Dollar roll transactions involve the risk that the market value of the securities that the fund is required to purchase may decline below the agreed upon repurchase price of those securities.
The fund may purchase or sell securities on a when-issued or delayed delivery basis.  In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair

MFS Diversified Income Fund
Notes to Financial Statements (unaudited) - continued
value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statement of Assets and Liabilities, as applicable. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
To mitigate the counterparty credit risk on TBA transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended August 31, 2024, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to defaulted bonds, amortization of premium and accretion of discount of debt securities, and  wash sale loss deferrals.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 2/29/24
Ordinary income (including any short-term capital gains)	$90,467,176
The federal tax cost and the tax basis components of distributable earnings were as follows:

MFS Diversified Income Fund
Notes to Financial Statements (unaudited) - continued
As of 8/31/24
Cost of investments	$2,054,641,591
Gross appreciation	180,091,443
Gross depreciation	(55,842,089)
Net unrealized appreciation (depreciation)	$124,249,354
As of 2/29/24
Undistributed ordinary income	28,347,818
Capital loss carryforwards	(96,767,784)
Other temporary differences	(7,512,213)
Net unrealized appreciation (depreciation)	43,746,895
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of February 29, 2024, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(51,756,537)
Long-Term	(45,011,247)
Total	$(96,767,784)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 8/31/24	Year ended 2/29/24
Class A	$24,391,726	$46,716,075
Class C	2,083,820	5,252,207
Class I	13,602,268	28,816,479
Class R1	3,072	5,553
Class R2	19,446	40,077
Class R3	187,619	474,253
Class R4	369,810	526,789
Class R6	4,511,220	8,635,743
Total	$45,168,981	$90,467,176
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $5 billion	0.55%
In excess of $5 billion	0.50%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until June 30, 2025. For the six months ended August 31, 2024, this management fee reduction amounted to $143,986, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended August 31, 2024 was equivalent to an annual effective rate of 0.54% of the fund's average daily net assets.

MFS Diversified Income Fund
Notes to Financial Statements (unaudited) - continued
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as fees and expenses associated with investments in investment companies and other similar investment vehicles), such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	C	I	R1	R2	R3	R4	R6
0.89%	1.64%	0.64%	1.64%	1.14%	0.89%	0.64%	0.55%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until June 30, 2026. For the six months ended August 31, 2024, this reduction amounted to $557,143, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $5,791 for the six months ended August 31, 2024, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 1,509,706
Class C	0.75%	0.25%	1.00%	1.00%	636,641
Class R1	0.75%	0.25%	1.00%	1.00%	931
Class R2	0.25%	0.25%	0.50%	0.50%	2,560
Class R3	—	0.25%	0.25%	0.25%	11,639
Total Distribution and Service Fees					$2,161,477
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended August 31, 2024 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended August 31, 2024, this rebate amounted to $34 for Class A shares and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended August 31, 2024, were as follows:
Amount
Class A	$5,365
Class C	2,330
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended August 31, 2024, the fee was $78,044, which equated to 0.0071% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended August 31, 2024, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $955,318.

MFS Diversified Income Fund
Notes to Financial Statements (unaudited) - continued
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets.The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended August 31, 2024 was equivalent to an annual effective rate of 0.0147% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The fund invests in the MFS High Yield Pooled Portfolio, which is a mutual fund advised by MFS that does not pay management fees to MFS and does not pay distribution and/or service fees to MFD, but does incur investment and operating costs. The fund invests in MFS High Yield Pooled Portfolio to gain exposure to high income debt instruments, rather than investing in high income debt instruments directly. Income earned on this investment is included in “Dividends from affiliated issuers” in the Statement of Operations.
MFS purchased or redeemed fund shares on the dates indicated:
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	A	13	$160
8/19/2024	Redemption	C	11	135
8/19/2024	Redemption	I	11	131
8/19/2024	Redemption	R3	4	45
8/19/2024	Redemption	R4	4	47
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended August 31, 2024, this reimbursement amounted to $24,807, which is included in “Other” income in the Statement of Operations.
(4)  Portfolio Securities
For the six months ended August 31, 2024, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$199,873,460	$235,576,289
Non-U.S. Government securities	280,331,896	452,059,823
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

MFS Diversified Income Fund
Notes to Financial Statements (unaudited) - continued
	Six months ended 8/31/24		Year ended 2/29/24
	Shares	Amount	Shares	Amount
Shares sold
Class A	3,298,765	$39,797,015	9,935,808	$114,233,364
Class C	145,810	1,745,947	417,885	4,805,975
Class I	2,560,216	30,824,674	7,212,320	83,485,874
Class R1	630	7,582	1,461	16,855
Class R2	3,906	46,844	12,125	138,781
Class R3	59,715	721,497	150,981	1,741,790
Class R4	89,040	1,073,721	1,166,229	13,369,587
Class R6	1,162,820	13,991,368	3,653,428	42,085,119
	7,320,902	$88,208,648	22,550,237	$259,877,345
Shares issued to shareholders in reinvestment of distributions
Class A	1,918,234	$23,237,166	3,847,635	$44,426,274
Class C	163,087	1,973,618	430,952	4,970,976
Class I	924,110	11,187,101	2,062,866	23,807,476
Class R1	254	3,072	478	5,510
Class R2	1,602	19,417	3,436	39,648
Class R3	15,118	183,052	39,113	452,450
Class R4	30,516	369,810	45,621	526,789
Class R6	360,032	4,360,593	724,448	8,364,910
	3,412,953	$41,333,829	7,154,549	$82,594,033
Shares reacquired
Class A	(10,766,193)	$(129,764,197)	(24,374,838)	$(280,539,850)
Class C	(2,944,981)	(35,516,357)	(8,330,133)	(95,596,888)
Class I	(10,101,984)	(121,645,032)	(24,530,284)	(282,066,263)
Class R1	(817)	(10,206)	(2,680)	(30,424)
Class R2	(2,970)	(35,718)	(43,954)	(505,009)
Class R3	(273,084)	(3,302,763)	(1,202,718)	(13,773,819)
Class R4	(69,310)	(839,757)	(174,808)	(2,014,703)
Class R6	(2,777,076)	(33,511,827)	(6,273,262)	(72,188,825)
	(26,936,415)	$(324,625,857)	(64,932,677)	$(746,715,781)
Net change
Class A	(5,549,194)	$(66,730,016)	(10,591,395)	$(121,880,212)
Class C	(2,636,084)	(31,796,792)	(7,481,296)	(85,819,937)
Class I	(6,617,658)	(79,633,257)	(15,255,098)	(174,772,913)
Class R1	67	448	(741)	(8,059)
Class R2	2,538	30,543	(28,393)	(326,580)
Class R3	(198,251)	(2,398,214)	(1,012,624)	(11,579,579)
Class R4	50,246	603,774	1,037,042	11,881,673
Class R6	(1,254,224)	(15,159,866)	(1,895,386)	(21,738,796)
	(16,202,560)	$(195,083,380)	(35,227,891)	$(404,244,403)
Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on

MFS Diversified Income Fund
Notes to Financial Statements (unaudited) - continued
the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended August 31, 2024, the fund’s commitment fee and interest expense were $5,504 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS High Yield Pooled Portfolio	$509,322,463	$21,347,294	$52,405,630	$(2,253,546)	$13,394,802	$489,405,383
MFS Institutional Money Market Portfolio	50,404,747	267,898,229	265,354,042	2,913	13,672	52,965,519
	$559,727,210	$289,245,523	$317,759,672	$(2,250,633)	$13,408,474	$542,370,902
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS High Yield Pooled Portfolio	$17,192,990	$—
MFS Institutional Money Market Portfolio	1,609,210	—
	$18,802,200	$—
(8)  LIBOR Transition
The London Interbank Offered Rate (LIBOR) was intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. Certain of the fund's investments, payment obligations, and financing terms were historically based on LIBOR. In 2017, the United Kingdom Financial Conduct Authority (FCA) announced plans to transition away from LIBOR by the end of 2021. LIBOR's administrator, ICE Benchmark Administration (IBA), ceased publication (on a representative basis) of many of its LIBOR settings as of December 31, 2021 and ceased publication (on a representative basis) of the remaining U.S. dollar LIBOR settings as of June 30, 2023. In addition, global regulators announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Although the FCA has announced that it will require the IBA to continue to publish certain select LIBOR rates on a synthetic basis after the relevant cessation dates, such synthetic rates are not considered to be representative of the underlying market and economic reality they are intended to measure, are expected to be published for a limited time period, and are intended solely for use on a limited basis for legacy transactions.
Regulators and industry groups have implemented measures to facilitate the transition away from LIBOR and other interbank offered rates to alternative reference rates, such as the Secured Overnight Financing Rate (SOFR). SOFR is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement (repo) market. SOFR is published in various forms including as a daily, compounded, and forward-looking term rate. The transition to alternative reference rates may affect the liquidity and valuation of investments that were tied to LIBOR or other interbank offered rates and may lead to other consequences affecting securities and credit markets more broadly. For example, while some investments that were tied to LIBOR provided for an alternative or “fallback” rate-setting methodology in the event LIBOR is not available, there is uncertainty regarding the effectiveness of any such alternative methodologies to replace LIBOR and certain investments tied to LIBOR may not have fallback provisions. While legislation passed in the United States facilitates by operation of law the replacement of U.S. dollar LIBOR settings in certain legacy instruments with a specified replacement rate, such as SOFR, there is uncertainty regarding the effectiveness of such legislation. There also remains uncertainty regarding the willingness and ability of parties to add or amend fallback provisions in certain other legacy instruments maturing after the cessation of the applicable LIBOR rates, which could create market and litigation risk.
It is difficult to quantify or predict the impact on the fund resulting from the transition from LIBOR to alternative reference rates and the potential effects of the transition from LIBOR on the fund, or on certain instruments in which the fund invests, are not known. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that relied on

MFS Diversified Income Fund
Notes to Financial Statements (unaudited) - continued
LIBOR to determine interest rates. The transition may also result in a reduction in value of certain LIBOR-related investments held by the fund or reduce the effectiveness of related transactions such as hedges. Any such effects of the transition away from LIBOR and the adoption of alternative reference rates, as well as other unforeseen effects, could have an adverse impact on the fund's performance.
With respect to the fund’s accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management has and will continue to rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for such contract modifications made on or before December 31, 2024 as a continuation of the existing contracts. The situation remains fluid, and management believes, based on best available information, that the impact of the transition will not be material to the fund.
(9)  Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Additionally, since there is no assurance on collectability of dividends declared by certain Russian issuers, all such dividends, related receivables, and/or currency denominated in Rubles, if applicable, have been valued at $0. Management continues to monitor these events and to evaluate the related impacts on fund performance.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Diversified Income Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Diversified Income Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Diversified Income Fund.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

MFS Diversified Income Fund
Board Review of Investment Advisory Agreement
MFS Diversified Income Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2024 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2023 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2023, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class I shares was in the 4th quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Class I shares was in the 4th quintile for the one-year period and the 2nd quintile for the three-year period ended December 31, 2023 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In addition to considering the performance information provided in connection with the contract review meetings, the Trustees noted that, in light of the Fund’s substandard relative performance at the time of their contract review meetings in 2023, they had met at each of their regular meetings since then with MFS’ senior investment management personnel to discuss the Fund’s performance and MFS’ efforts to improve the Fund’s performance. The Trustees further noted that the Fund’s one- and three- year performance as compared to its Broadridge performance universe improved for the periods ended December 31, 2023, as compared to the prior

MFS Diversified Income Fund
Board Review of Investment Advisory Agreement - continued
year. The Trustees also considered, among other things, that the Board had approved changes to the fund’s principal investment strategies and policies in April 2021 which are designed to result in a more attractive long-term risk profile for the fund, noting that these changes are not fully reflected in the Fund’s performance relative to its Broadridge peer group for the five-year period ended December 31, 2023. Taking this information into account, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each higher than the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any.  In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds.  The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to a contractual breakpoint that reduces the Fund’s advisory fee rate on average daily net assets over $5 billion.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoint and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.

MFS Diversified Income Fund
Board Review of Investment Advisory Agreement - continued
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2024.

MFS Government Securities Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Government Securities Fund
Portfolio of Investments − 8/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 98.9%
Asset-Backed & Securitized – 8.6%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.122%, 11/15/2054 (i)	$21,682,201	$ 971,428
ACREC 2021-FL1 Ltd., “AS”, FLR, 6.953% ((SOFR - 1mo. + 0.11448%) + 1.5%), 10/16/2036 (n)	7,778,000	7,715,474
ACREC 2023-FL2 LLC, “A”, FLR, 7.567% (SOFR - 1mo. + 2.23%), 2/19/2038 (n)	4,821,635	4,821,650
American Credit Acceptance Receivables Trust, 2024-2, “A”, 5.9%, 2/12/2027 (n)	3,312,082	3,317,503
AmeriCredit Automobile Receivables Trust, 2024-1, “A”, 5.61%, 1/12/2027 (n)	1,410,964	1,411,113
AmeriCredit Automobile Receivables Trust, 2024-1, “A2-B”, FLR, 5.953% (SOFR - 1mo. + 0.6%), 2/18/2028	7,477,000	7,477,790
Arbor Realty Trust, Inc., CLO, 2021-FL1, “A”, FLR, 6.421% ((SOFR - 1mo. + 0.11448%) + 0.97%), 12/15/2035 (n)	1,686,950	1,680,145
Arbor Realty Trust, Inc., CLO, 2021-FL1, “B”, FLR, 6.951% ((SOFR - 1mo. + 0.11448%) + 1.5%), 12/15/2035 (n)	3,901,000	3,856,408
Arbor Realty Trust, Inc., CLO, 2021-FL3, “AS”, FLR, 6.851% ((SOFR - 1mo. + 0.11448%) + 1.4%), 8/15/2034 (n)	6,638,000	6,597,721
AREIT 2022-CRE6 Trust, “AS”, FLR, 7.003% (SOFR - 30 day + 1.65%), 1/20/2037 (n)	7,155,500	7,085,741
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	1,826,138	1,841,763
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.399%, 7/15/2054 (i)	20,118,693	1,211,817
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.719%, 2/15/2054 (i)	13,623,068	1,044,626
BBCMS Mortgage Trust, 2022-C18, “XA”, 0.639%, 12/15/2055 (i)	22,993,228	825,425
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.368%, 2/15/2054 (i)	43,511,935	2,421,235
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.259%, 3/15/2054 (i)	26,218,826	1,288,925
Benchmark 2021-B26 Mortgage Trust, “XA”, 0.995%, 6/15/2054 (i)	38,099,635	1,531,301
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.371%, 7/15/2054 (i)	33,423,951	1,884,071
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.378%, 8/15/2054 (i)	39,828,255	2,428,787
Benchmark 2021-B29 Mortgage Trust, “XA”, 1.136%, 9/15/2054 (i)	45,041,934	2,072,523
Bridgecrest Lending Auto Securitization Trust, 2024-2, “A2”, 5.78%, 2/16/2027	5,179,905	5,187,360
Bridgecrest Lending Auto Securitization Trust, 2023-1, “A2”, 6.34%, 7/15/2026	433,154	433,448
BSPDF 2021-FL1 Issuer Ltd., “A”, FLR, 6.651% ((SOFR - 1mo. + 0.11448%) + 1.2%), 10/15/2036 (n)	2,481,584	2,452,408
BSPDF 2021-FL1 Issuer Ltd., “AS”, FLR, 6.931% ((SOFR - 1mo. + 0.11448%) + 1.48%), 10/15/2036 (n)	4,700,500	4,564,345
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)	1,444,367	1,484,377
BXMT 2021-FL4 Ltd., “AS”, FLR, 6.753% ((SOFR - 1mo. + 0.11448%) + 1.3%), 5/15/2038 (n)	7,779,500	7,211,383
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	1,239,357	1,222,413
Chesapeake Funding II LLC, 2023-2A, “A2”, FLR, 6.454% (SOFR - 30 day + 1.1%), 10/15/2035 (n)	3,038,045	3,054,862
Citigroup Commercial Mortgage Trust, 2019-XA, “C7”, 0.979%, 12/15/2072 (i)(n)	23,046,539	814,211
Commercial Mortgage Pass-Through Certificates, 2021-BN31, “XA”, 1.397%, 2/15/2054 (i)	32,906,334	2,071,042
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.877%, 4/15/2054 (i)	18,931,843	673,072
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.141%, 6/15/2064 (i)	13,230,833	669,185
Dell Equipment Finance Trust, 2023-1, “A2”, 5.65%, 9/22/2028 (n)	891,714	891,586
Dell Equipment Finance Trust, 2023-3, “A2”, 6.1%, 4/23/2029 (n)	2,407,183	2,413,564
DT Auto Owner Trust, 2023-1A, “A”, 5.48%, 4/15/2027 (n)	481,306	481,238
DT Auto Owner Trust, 2023-2A, “A”, 5.88%, 4/15/2027 (n)	1,906,611	1,908,171
EQT Trust, 2024-EXTR, “B”, 5.654%, 7/05/2041 (n)	1,503,054	1,531,074
Flagship Credit Auto Trust, 2019-3, “D”, 2.86%, 12/15/2025 (n)	278,602	277,940
GLS Auto Select Receivables Trust, 2023-2A, 6.37%, 6/15/2028 (n)	2,321,875	2,350,371
GLS Auto Select Receivables Trust, 2024-2A, “A-2”, 5.77%, 6/15/2027 (n)	5,458,000	5,472,434
KREF 2018-FT1 Ltd., “AS”, FLR, 6.753% ((SOFR - 1mo. + 0.11448%) + 1.3%), 2/15/2039 (n)	759,000	734,915
LAD Auto Receivables Trust, 2022-1A, “A”, 5.21%, 6/15/2027 (n)	387,839	387,652
LAD Auto Receivables Trust, 2023-1A, “A2”, 5.68%, 10/15/2026 (n)	321,029	321,098
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 7.201% ((SOFR - 1mo. + 0.11448%) + 1.75%), 7/15/2036 (n)	6,508,500	6,472,927
LoanCore 2021-CRE6 Ltd., “AS”, FLR, 7.101% ((SOFR - 1mo. + 0.11448%) + 1.65%), 11/15/2038 (n)	10,000,000	9,839,980
MF1 2021-FL5 Ltd., “AS”, FLR, 6.651% ((SOFR - 1mo. + 0.11448%) + 1.2%), 7/15/2036 (n)	3,875,500	3,854,673
MF1 2021-FL5 Ltd., “B”, FLR, 6.901% ((SOFR - 1mo. + 0.11448%) + 1.45%), 7/15/2036 (n)	4,881,500	4,838,947
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 0.973%, 12/15/2051 (i)	22,285,101	636,881
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.408%, 5/15/2054 (i)	16,688,324	954,162
MFGFS-SEM
1

MFS Government Securities Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.314%, 6/15/2054 (i)	$19,881,679	$ 1,003,693
Morgan Stanley Capital I Trust, 2021-L7, “XA”, 1.202%, 10/15/2054 (i)	80,122,088	3,972,413
Morgan Stanley Residential Mortgage Loan Trust, 2024-NQM1, “A-1”, 6.152%, 12/25/2068 (n)	5,776,320	5,822,414
Navistar Financial Dealer Note Master Owner Trust, 2023-1, “A”, 6.18%, 8/25/2028 (n)	1,299,000	1,313,469
Navistar Financial Dealer Note Master Owner Trust, 2023-1, “B”, 6.48%, 8/25/2028 (n)	1,379,000	1,387,892
OBX Trust, 2024-NQM1, “A1”, 5.928%, 11/25/2063 (n)	2,073,306	2,082,890
OBX Trust, 2024-NQM1, “A2”, 6.253%, 11/25/2063 (n)	626,395	629,490
PFS Financing Corp., 2023-C, “B”, 5.91%, 10/15/2028 (n)	1,302,000	1,327,005
ReadyCap Commercial Mortgage Trust, 2021-FL7, “A”, FLR, 6.592% ((SOFR - 1mo. + 0.11448%) + 1.2%), 11/25/2036 (n)	2,296,347	2,280,070
ReadyCap Commercial Mortgage Trust, 2021-FL7, “AS”, FLR, 6.892% ((SOFR - 1mo. + 0.11448%) + 1.5%), 11/25/2036 (n)	1,261,500	1,254,394
Santander Drive Auto Receivables Trust, 2024-1, “A2”, 5.71%, 2/16/2027	1,469,196	1,469,664
SBNA Auto Lease Trust, 2024-A, “A2”, 5.45%, 1/20/2026 (n)	2,259,959	2,261,603
Toyota Lease Owner Trust, 2023-A, “A2”, 5.3%, 8/20/2025 (n)	513,542	513,448
Verus Securitization Trust, 2014-1, “A1”, 5.712%, 1/25/2069 (n)	5,672,232	5,685,631
Verus Securitization Trust, 2024-1, “A2”, 5.915%, 1/25/2069 (n)	1,585,840	1,587,363
Verus Securitization Trust, 2024-4, “A1”, 6.218%, 6/25/2069 (n)	2,856,326	2,883,474
Wells Fargo Commercial Mortgage Trust, 2018-C48, “XA”, 1.104%, 1/15/2052 (i)(n)	12,504,861	409,818
Wells Fargo Commercial Mortgage Trust, 2021-C60, “XA”, 1.625%, 8/15/2054 (i)	20,334,311	1,443,437
Westlake Automobile Receivables Trust, 2023-1A, “A2B”, FLR, 6.204% (SOFR - 30 day + 0.85%), 6/15/2026 (n)	159,663	159,729
Westlake Automobile Receivables Trust, 2024-1A “A2B”, FLR, 5.924% (SOFR - 1mo. + 0.57%), 3/15/2027 (n)	4,349,000	4,354,646
World Omni Select Auto Trust 2023-A, “A2B”, FLR, 6.204% (SOFR - 30 day + 0.85%), 3/15/2027	2,212,621	2,214,507
		$178,748,215
Consumer Services – 0.1%
Conservation Fund, 3.474%, 12/15/2029	$2,018,000	$ 1,890,417
Industrial – 0.0%
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025	$688,000	$ 665,069
Medical & Health Technology & Services – 0.1%
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038	$1,992,000	$ 1,997,782
Mortgage-Backed – 55.9%
Fannie Mae, 4.5%, 5/01/2025 - 6/01/2044	$15,999,249	$ 16,004,329
Fannie Mae, 3%, 11/01/2028 - 9/01/2046	42,562,562	40,737,783
Fannie Mae, 3.5%, 1/25/2030 - 6/25/2048	30,696,035	28,752,525
Fannie Mae, 2.5%, 11/01/2031 - 10/01/2046	4,851,720	4,522,711
Fannie Mae, 3.5%, 12/25/2031 - 2/25/2036 (i)	1,013,530	82,892
Fannie Mae, 6.5%, 1/01/2032 - 10/01/2037	532,268	555,928
Fannie Mae, 6%, 1/01/2033 - 12/01/2037	1,351,407	1,397,772
Fannie Mae, 3%, 2/25/2033 - 1/25/2052 (i)	1,700,070	182,548
Fannie Mae, 5.5%, 5/01/2033 - 5/01/2044	6,493,649	6,675,333
Fannie Mae, 5%, 11/01/2033 - 3/25/2042	7,437,710	7,611,614
Fannie Mae, 5.913%, 4/25/2034	295,753	295,460
Fannie Mae, 5.753%, 1/25/2036	215,571	215,295
Fannie Mae, 5.693%, 5/25/2037	245,442	239,446
Fannie Mae, 5.763%, 10/25/2039 - 12/25/2045	3,038,292	2,969,951
Fannie Mae, 4%, 9/01/2040 - 7/01/2047	30,613,773	29,775,944
Fannie Mae, 1%, 3/25/2041	1,644,942	1,435,953
Fannie Mae, 5.813%, 3/25/2041 - 12/25/2042	881,342	874,185
Fannie Mae, 2.25%, 4/25/2041	1,694,315	1,603,060
Fannie Mae, 5.963%, 7/25/2041	310,834	307,401
Fannie Mae, 1.75%, 9/25/2041	1,308,100	1,237,351
Fannie Mae, 2.75%, 9/25/2042	1,127,155	1,077,919
2

MFS Government Securities Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Fannie Mae, 2%, 5/25/2044 - 4/25/2046	$2,270,387	$ 2,098,283
Fannie Mae, 5.713%, 9/25/2045	179,252	176,749
Fannie Mae, UMBS, 2.5%, 5/01/2036 - 8/01/2052	126,500,530	109,540,130
Fannie Mae, UMBS, 2%, 4/01/2037 - 5/01/2052	71,141,788	59,378,551
Fannie Mae, UMBS, 5.5%, 10/01/2038 - 2/01/2053	8,303,621	8,396,998
Fannie Mae, UMBS, 1.5%, 2/01/2042 - 3/01/2051	1,457,018	1,166,799
Fannie Mae, UMBS, 3.5%, 5/01/2049 - 9/01/2052	2,232,907	2,082,486
Fannie Mae, UMBS, 3%, 6/01/2051 - 8/01/2052	34,259,755	30,575,556
Fannie Mae, UMBS, 4%, 8/01/2051 - 3/01/2053	6,918,998	6,620,421
Fannie Mae, UMBS, 4.5%, 9/01/2052	1,936,985	1,904,496
Fannie Mae, UMBS, 5%, 9/01/2052 - 7/01/2054	2,391,294	2,374,190
Fannie Mae, UMBS, 6%, 2/01/2053 - 7/01/2054	16,924,778	17,305,499
Freddie Mac, 4.5%, 9/01/2024 - 5/01/2042	4,982,999	4,999,287
Freddie Mac, 2.67%, 12/25/2024	14,762,106	14,650,026
Freddie Mac, 3.062%, 12/25/2024	312,089	309,640
Freddie Mac, 2.811%, 1/25/2025	7,183,992	7,114,623
Freddie Mac, 0.178%, 5/25/2025 (i)	587,585,677	369,303
Freddie Mac, 3.7%, 5/25/2025	3,586,681	3,551,462
Freddie Mac, 4%, 7/01/2025 - 1/15/2055	6,588,424	6,470,904
Freddie Mac, 3.75%, 8/25/2025	1,896,380	1,875,159
Freddie Mac, 3.5%, 11/15/2025 - 10/25/2058	31,167,428	29,701,103
Freddie Mac, 3.208%, 2/25/2026	2,070,789	2,033,549
Freddie Mac, 2.57%, 7/25/2026	31,475,000	30,506,436
Freddie Mac, 3.12%, 9/25/2026	12,661,384	12,371,695
Freddie Mac, 2.525%, 10/25/2026	10,822,583	10,459,421
Freddie Mac, 2.797%, 12/25/2026	2,575,543	2,518,062
Freddie Mac, 3.413%, 12/25/2026	16,700,000	16,395,678
Freddie Mac, 1.479%, 3/25/2027 (i)	5,583,000	171,345
Freddie Mac, 3.243%, 4/25/2027	10,090,226	9,848,044
Freddie Mac, 3.117%, 6/25/2027	15,075,000	14,658,256
Freddie Mac, 0.701%, 7/25/2027 (i)	101,354,189	1,397,978
Freddie Mac, 0.545%, 8/25/2027 (i)	78,931,264	862,064
Freddie Mac, 1.47%, 9/25/2027	4,600,000	4,248,160
Freddie Mac, 0.488%, 12/25/2027 (i)	1,365,986	14,085
Freddie Mac, 0.43%, 1/25/2028 (i)	139,898,019	1,314,538
Freddie Mac, 0.432%, 1/25/2028 (i)	58,561,580	557,787
Freddie Mac, 0.265%, 2/25/2028 (i)	168,755,027	791,394
Freddie Mac, 0.261%, 4/25/2028 (i)	110,803,233	525,484
Freddie Mac, 3.9%, 4/25/2028	1,867,674	1,850,890
Freddie Mac, 3%, 6/15/2028 - 2/25/2059	26,130,910	24,423,652
Freddie Mac, 0.612%, 10/25/2028 (i)	39,464,097	674,445
Freddie Mac, 5.831%, 3/25/2029	5,245,986	5,262,533
Freddie Mac, 0.63%, 5/25/2029 (i)	58,879,332	1,176,403
Freddie Mac, 1.218%, 7/25/2029 (i)	19,202,288	856,562
Freddie Mac, 1.265%, 8/25/2029 (i)	33,470,486	1,577,273
Freddie Mac, 5.836%, 12/25/2029	3,012,500	3,003,566
Freddie Mac, 1.439%, 1/25/2030 (i)	26,612,892	1,584,646
Freddie Mac, 1.706%, 1/25/2030 (i)	19,474,346	1,369,888
Freddie Mac, 1.914%, 4/25/2030 (i)	14,430,646	1,253,779
Freddie Mac, 1.985%, 4/25/2030 (i)	20,077,463	1,797,660
Freddie Mac, 1.769%, 5/25/2030 (i)	12,033,779	999,895
Freddie Mac, 1.906%, 5/25/2030 (i)	26,880,424	2,385,906
Freddie Mac, 5.5%, 6/01/2030 - 9/01/2041	2,815,413	2,891,223
Freddie Mac, 1.209%, 6/25/2030 (i)	19,969,679	1,060,362
3

MFS Government Securities Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 1.435%, 6/25/2030 (i)	$11,124,134	$ 743,929
Freddie Mac, 1.482%, 6/25/2030 (i)	29,567,668	1,891,118
Freddie Mac, 5.731%, 6/25/2030	2,696,724	2,687,522
Freddie Mac, 5.771%, 6/25/2030	1,872,155	1,865,834
Freddie Mac, 1.703%, 8/25/2030 (i)	10,235,210	831,346
Freddie Mac, 1.262%, 9/25/2030 (i)	6,568,138	397,951
Freddie Mac, 1.172%, 11/25/2030 (i)	13,158,725	750,891
Freddie Mac, 5.901%, 11/25/2030	6,739,963	6,739,939
Freddie Mac, 0.417%, 1/25/2031 (i)	49,981,081	803,891
Freddie Mac, 0.627%, 1/25/2031 (i)	70,182,335	2,115,752
Freddie Mac, 0.872%, 1/25/2031 (i)	19,512,958	837,884
Freddie Mac, 1.026%, 1/25/2031 (i)	14,681,587	740,457
Freddie Mac, 0.546%, 2/25/2031 (i)	18,431,877	450,623
Freddie Mac, 0.609%, 3/25/2031 (i)	40,143,380	1,071,086
Freddie Mac, 0.828%, 3/25/2031 (i)	17,260,719	714,249
Freddie Mac, 1.324%, 5/25/2031 (i)	7,120,528	485,119
Freddie Mac, 1.039%, 7/25/2031 (i)	11,674,001	646,197
Freddie Mac, 1.321%, 7/25/2031 (i)	22,560,568	1,592,839
Freddie Mac, 0.608%, 8/25/2031 (i)	14,892,991	434,570
Freddie Mac, 0.632%, 9/25/2031 (i)	50,814,178	1,604,966
Freddie Mac, 0.955%, 9/25/2031 (i)	48,419,608	2,381,330
Freddie Mac, 0.441%, 11/25/2031 (i)	73,361,326	1,617,559
Freddie Mac, 0.596%, 12/25/2031 (i)	73,957,916	2,248,195
Freddie Mac, 0.665%, 12/25/2031 (i)	12,187,459	414,307
Freddie Mac, 0.871%, 2/25/2032 (i)	49,680,895	2,386,293
Freddie Mac, 5.918%, 11/15/2032	42,338	42,058
Freddie Mac, 0.301%, 11/25/2032 (i)	74,026,378	1,052,922
Freddie Mac, 0.431%, 5/25/2033 (i)	64,115,960	1,463,242
Freddie Mac, 0.299%, 8/25/2033 (i)	78,666,400	1,076,038
Freddie Mac, 0.362%, 10/25/2033 (i)	75,772,703	1,372,729
Freddie Mac, 5%, 5/01/2034 - 12/01/2044	8,009,753	8,184,659
Freddie Mac, 6%, 8/01/2034 - 10/01/2038	2,680,636	2,810,837
Freddie Mac, 5.5%, 2/15/2036 (i)	295,503	49,740
Freddie Mac, 6.5%, 5/01/2037	86,324	89,163
Freddie Mac, 4.5%, 12/15/2040 (i)	57,992	5,454
Freddie Mac, 1.75%, 8/15/2041	922,353	863,989
Freddie Mac, 5.868%, 8/15/2046	384,368	378,383
Freddie Mac, 6.798%, 10/25/2053	714,193	722,832
Freddie Mac, 0.434%, 6/25/2055 (i)	116,203,070	2,632,918
Freddie Mac, 3.25%, 11/25/2061	4,690,946	4,336,045
Freddie Mac, UMBS, 2.5%, 3/01/2037 - 9/01/2053	31,644,881	27,177,501
Freddie Mac, UMBS, 2%, 4/01/2037 - 3/01/2052	42,098,609	34,837,449
Freddie Mac, UMBS, 3.5%, 12/01/2046 - 8/01/2052	4,437,438	4,118,628
Freddie Mac, UMBS, 3%, 2/01/2050 - 8/01/2052	30,931,731	27,504,938
Freddie Mac, UMBS, 1.5%, 4/01/2051 - 11/01/2051	9,791,742	7,672,558
Freddie Mac, UMBS, 4%, 5/01/2052	4,254,210	4,068,636
Freddie Mac, UMBS, 5%, 11/01/2052 - 8/01/2054	6,570,259	6,526,961
Freddie Mac, UMBS, 5.5%, 12/01/2052 - 4/01/2053	3,419,555	3,480,952
Freddie Mac, UMBS, 6%, 2/01/2053 - 5/01/2054	14,060,942	14,338,190
Freddie Mac, UMBS, 6.5%, 12/01/2053 - 5/01/2054	9,080,410	9,350,692
Ginnie Mae, 5.5%, 3/15/2033 - 2/20/2053	15,533,668	15,674,306
Ginnie Mae, 4.5%, 7/20/2033 - 5/20/2054	40,788,528	40,181,058
Ginnie Mae, 5.666%, 8/20/2034	903,617	923,421
Ginnie Mae, 5.703%, 4/16/2037	149,997	148,553
4

MFS Government Securities Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Ginnie Mae, 4%, 5/16/2039 - 3/20/2053	$4,971,956	$ 4,790,190
Ginnie Mae, 5%, 8/20/2039 - 4/20/2053	6,379,138	6,392,095
Ginnie Mae, 4%, 12/20/2039 - 8/16/2042 (i)	1,097,255	166,142
Ginnie Mae, 5.55%, 9/20/2041	9,068,813	8,935,448
Ginnie Mae, 3.5%, 10/20/2041 - 1/20/2043 (i)	4,286,242	638,446
Ginnie Mae, 3.5%, 12/15/2041 - 6/20/2052	19,339,151	18,140,705
Ginnie Mae, 2.5%, 6/20/2042 - 9/20/2051	11,359,153	9,906,452
Ginnie Mae, 3%, 2/20/2043 - 10/20/2052	29,592,468	26,907,072
Ginnie Mae, 2.25%, 9/20/2043	396,515	387,444
Ginnie Mae, 2%, 11/20/2050 (i)	203,776	22,626
Ginnie Mae, 2.5%, 2/20/2051 (i)	2,444,410	304,930
Ginnie Mae, 2%, 1/20/2052 - 11/20/2052	11,731,146	9,884,066
Ginnie Mae, 6%, 11/20/2053 - 11/20/2055	38,209,177	38,887,828
Ginnie Mae, 7%, 12/20/2053 - 3/20/2054	796,922	815,684
Ginnie Mae, 6.503%, 3/20/2064	8,943,509	8,992,435
Ginnie Mae, TBA, 2.5%, 9/15/2054	12,550,000	10,971,701
Ginnie Mae, TBA, 4%, 9/15/2054	6,475,000	6,189,411
Ginnie Mae, TBA, 5%, 9/15/2054 - 10/15/2054	15,975,000	15,943,655
Ginnie Mae, TBA, 5.5%, 9/15/2054	27,050,000	27,227,376
Ginnie Mae, TBA, 6%, 9/15/2054	6,549,050	6,645,753
Ginnie Mae, TBA, 6.5%, 9/15/2054	4,225,000	4,315,158
Ginnie Mae, TBA, 2%, 9/23/2054	12,900,000	10,867,025
UMBS, TBA, 2%, 9/25/2039 - 10/15/2054	54,476,092	44,786,524
UMBS, TBA, 6%, 9/25/2054	17,975,000	18,304,952
UMBS, TBA, 6.5%, 10/25/2054	1,250,000	1,286,493
		$1,157,308,034
Municipals – 0.5%
Chicago, IL, Transit Authority Sales Tax Receipts Refunding Rev., Taxable, “B”, 2.064%, 12/01/2024	$985,000	$ 978,085
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B”, 3%, 6/01/2046	3,315,000	3,067,434
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.682%, 7/01/2027	2,165,000	2,050,584
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev., Taxable (2006 Sold Tobacco Receipts), “A-1”, 2.326%, 6/01/2030	79,719	78,959
Port of Oakland, CA, Senior Lien Refunding Rev., Taxable, “R”, 1.517%, 5/01/2026	1,413,570	1,342,199
West Virginia Tobacco Settlement Financing Authority Asset-Backed Refunding, Taxable, “A-1”, 1.647%, 6/01/2025	1,550,000	1,511,589
		$9,028,850
U.S. Government Agencies and Equivalents – 0.1%
Small Business Administration, 4.99%, 9/01/2024	$12,311	$ 12,310
Small Business Administration, 4.86%, 10/01/2024	7,578	7,566
Small Business Administration, 4.86%, 1/01/2025	12,961	12,894
Small Business Administration, 5.11%, 4/01/2025	20,975	20,868
Small Business Administration, 2.21%, 2/01/2033	525,465	488,579
Small Business Administration, 2.22%, 3/01/2033	827,046	769,724
Small Business Administration, 3.15%, 7/01/2033	772,147	737,203
Small Business Administration, 3.16%, 8/01/2033	324,557	310,328
Small Business Administration, 3.62%, 9/01/2033	299,170	290,958
		$2,650,430
U.S. Treasury Obligations – 33.6%
U.S. Treasury Bonds, 6%, 2/15/2026 (f)	$5,933,000	$ 6,108,904
U.S. Treasury Bonds, 6.75%, 8/15/2026	981,000	1,035,185
U.S. Treasury Bonds, 6.375%, 8/15/2027	2,309,000	2,478,748
U.S. Treasury Bonds, 4.375%, 2/15/2038	2,078,000	2,162,013
5

MFS Government Securities Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – continued
U.S. Treasury Bonds, 3.125%, 2/15/2043	$9,748,800	$ 8,271,248
U.S. Treasury Bonds, 2.875%, 5/15/2043	27,528,200	22,397,847
U.S. Treasury Bonds, 4.75%, 11/15/2043	11,168,000	11,839,825
U.S. Treasury Bonds, 2.5%, 2/15/2045	97,983,000	73,586,763
U.S. Treasury Bonds, 4.625%, 5/15/2054	67,992,000	72,666,450
U.S. Treasury Notes, 3.5%, 9/15/2025	23,762,000	23,553,154
U.S. Treasury Notes, 4.875%, 11/30/2025	42,319,000	42,633,087
U.S. Treasury Notes, 2.625%, 12/31/2025	20,900,000	20,479,551
U.S. Treasury Notes, 0.75%, 5/31/2026	38,599,000	36,495,656
U.S. Treasury Notes, 2%, 11/15/2026 (f)	51,959,000	49,907,025
U.S. Treasury Notes, 2.75%, 2/15/2028	54,157,000	52,341,895
U.S. Treasury Notes, 3.625%, 3/31/2028	86,350,000	85,965,473
U.S. Treasury Notes, 1%, 7/31/2028	32,248,000	29,026,979
U.S. Treasury Notes, 2.375%, 5/15/2029	19,515,500	18,368,202
U.S. Treasury Notes, 1.625%, 8/15/2029	29,405,000	26,639,092
U.S. Treasury Notes, 1.75%, 11/15/2029	8,564,000	7,764,470
U.S. Treasury Notes, 3.5%, 4/30/2030	18,675,000	18,410,924
U.S. Treasury Notes, 4.125%, 8/31/2030	37,647,000	38,321,999
U.S. Treasury Notes, 1.625%, 5/15/2031	41,833,000	36,463,342
U.S. Treasury Notes, 1.375%, 11/15/2031	11,425,300	9,673,123
		$696,590,955
Total Bonds (Identified Cost, $2,128,592,405)		$2,048,879,752
Investment Companies (h) – 4.9%
Money Market Funds – 4.9%
MFS Institutional Money Market Portfolio, 5.35% (v) (Identified Cost, $102,010,070)	102,005,106	$ 102,035,708
Other Assets, Less Liabilities – (3.8)%		(78,548,880)
Net Assets – 100.0%		$2,072,366,580
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $102,035,708 and $2,048,879,752, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $134,861,423, representing 6.5% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
CLO	Collateralized Loan Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security

6

MFS Government Securities Fund
Portfolio of Investments (unaudited) – continued
Derivative Contracts at 8/31/24
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Ultra Bond 30 yr	Short	USD	39	$5,145,563	December – 2024	$58,114
U.S. Treasury Ultra Note 10 yr	Short	USD	317	37,227,687	December – 2024	225,821
						$283,935
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Long	USD	1,715	$194,759,687	December – 2024	$(1,029,588)
U.S. Treasury Note 2 yr	Long	USD	1,653	343,074,986	December – 2024	(349,841)
U.S. Treasury Note 5 yr	Long	USD	1,748	191,228,470	December – 2024	(533,113)
						$(1,912,542)
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Liability Derivatives
Interest Rate Swaps
5/24/26	USD	96,000,000	centrally cleared	Daily SOFR / Annually	4.7585% / Annually	$(1,404,148)	$—	$(1,404,148)
8/02/26	USD	54,050,000	centrally cleared	Daily SOFR / Annually	4.1785% / Annually	(238,681)	—	(238,681)
						$(1,642,829)	$—	$(1,642,829)
At August 31, 2024, the fund had liquid securities with an aggregate value of $9,668,922 to cover any collateral or margin obligations for certain derivative contracts.
See Notes to Financial Statements
7

MFS Government Securities Fund
Financial Statements	Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 8/31/24 (unaudited) Assets
Investments in unaffiliated issuers, at value (identified cost, $2,128,592,405)	$2,048,879,752
Investments in affiliated issuers, at value (identified cost, $102,010,070)	102,035,708
Receivables for
Net daily variation margin on open cleared swap agreements	88,351
Investments sold	57,202,823
TBA sale commitments	85,471,816
Fund shares sold	1,261,974
Interest	11,308,270
Other assets	21,381
Total assets	$2,306,270,075
Liabilities
Payable to custodian	$19,723
Payables for
Distributions	260,016
Net daily variation margin on open futures contracts	902,414
TBA purchase commitments	231,202,371
Fund shares reacquired	1,105,683
Payable to affiliates
Investment adviser	61,272
Administrative services fee	2,505
Shareholder servicing costs	211,109
Distribution and service fees	10,544
Payable for independent Trustees' compensation	2,961
Accrued expenses and other liabilities	124,897
Total liabilities	$233,903,495
Net assets	$2,072,366,580
Net assets consist of
Paid-in capital	$2,442,827,486
Total distributable earnings (loss)	(370,460,906)
Net assets	$2,072,366,580
Shares of beneficial interest outstanding	236,605,151
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$394,342,633	44,976,474	$8.77
Class B	744,545	85,018	8.76
Class C	3,321,318	378,142	8.78
Class I	269,092,137	30,746,701	8.75
Class R1	1,574,354	179,754	8.76
Class R2	38,113,026	4,351,692	8.76
Class R3	23,331,815	2,662,495	8.76
Class R4	38,128,992	4,349,816	8.77
Class R6	1,303,717,760	148,875,059	8.76
(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $9.16 [100 / 95.75 x $8.77]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
8

MFS Government Securities Fund
Financial Statements	Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 8/31/24 (unaudited) Net investment income (loss)
Income
Interest	$39,059,627
Dividends from affiliated issuers	3,983,401
Total investment income	$43,043,028
Expenses
Management fee	$3,960,013
Distribution and service fees	654,237
Shareholder servicing costs	602,921
Administrative services fee	155,876
Independent Trustees' compensation	20,645
Custodian fee	69,277
Shareholder communications	33,640
Audit and tax fees	39,832
Legal fees	5,641
Miscellaneous	147,988
Total expenses	$5,690,070
Fees paid indirectly	(4,509)
Reduction of expenses by investment adviser and distributor	(138,250)
Net expenses	$5,547,311
Net investment income (loss)	$37,495,717
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(9,682,328)
Affiliated issuers	(8,680)
Futures contracts	8,703,853
Swap agreements	347,722
Net realized gain (loss)	$(639,433)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$63,472,971
Affiliated issuers	25,007
Futures contracts	(2,586,336)
Swap agreements	(1,642,829)
Net unrealized gain (loss)	$59,268,813
Net realized and unrealized gain (loss)	$58,629,380
Change in net assets from operations	$96,125,097
See Notes to Financial Statements
9

MFS Government Securities Fund
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	8/31/24 (unaudited)	2/29/24
Change in net assets
From operations
Net investment income (loss)	$37,495,717	$69,333,712
Net realized gain (loss)	(639,433)	(62,521,783)
Net unrealized gain (loss)	59,268,813	25,657,385
Change in net assets from operations	$96,125,097	$32,469,314
Total distributions to shareholders	$(42,147,119)	$(77,018,060)
Change in net assets from fund share transactions	$(127,556,370)	$60,441,915
Total change in net assets	$(73,578,392)	$15,893,169
Net assets
At beginning of period	2,145,944,972	2,130,051,803
At end of period	$2,072,366,580	$2,145,944,972
See Notes to Financial Statements
10

MFS Government Securities Fund
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	8/31/24 (unaudited)	2/29/24	2/28/23	2/28/22	2/28/21	2/29/20
Net asset value, beginning of period	$8.54	$8.69	$9.81	$10.15	$10.28	$9.59
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.25	$0.15	$0.07	$0.14	$0.20
Net realized and unrealized gain (loss)	0.25	(0.12)	(1.11)	(0.31)	(0.10)	0.70
Total from investment operations	$0.39	$0.13	$(0.96)	$(0.24)	$0.04	$0.90
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.28)	$(0.16)	$(0.10)	$(0.17)	$(0.21)
Net asset value, end of period (x)	$8.77	$8.54	$8.69	$9.81	$10.15	$10.28
Total return (%) (r)(s)(t)(x)	4.64(n)	1.51	(9.83)	(2.43)	0.40	9.48
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.79(a)	0.78	0.78	0.79	0.81	0.85
Expenses after expense reductions (f)	0.78(a)	0.77	0.76	0.78	0.80	0.84
Net investment income (loss)	3.29(a)	2.89	1.63	0.73	1.35	1.98
Portfolio turnover rate	107(n)	195	198	398	307	113
Net assets at end of period (000 omitted)	$394,343	$415,010	$468,595	$589,493	$805,484	$702,063
Supplemental Rate:
Portfolio turnover rate (excluding TBA transactions) (e)	27(n)	73	N/A	N/A	N/A	N/A

See Notes to Financial Statements
11

MFS Government Securities Fund
Financial Highlights - continued
Class B	Six months ended	Year ended
	8/31/24 (unaudited)	2/29/24	2/28/23	2/28/22	2/28/21	2/29/20
Net asset value, beginning of period	$8.53	$8.68	$9.80	$10.14	$10.27	$9.58
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.18	$0.08	$(0.00)(w)	$0.07	$0.12
Net realized and unrealized gain (loss)	0.25	(0.12)	(1.11)	(0.32)	(0.10)	0.71
Total from investment operations	$0.36	$0.06	$(1.03)	$(0.32)	$(0.03)	$0.83
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.21)	$(0.09)	$(0.02)	$(0.10)	$(0.14)
Net asset value, end of period (x)	$8.76	$8.53	$8.68	$9.80	$10.14	$10.27
Total return (%) (r)(s)(t)(x)	4.26(n)	0.75	(10.52)	(3.16)	(0.35)	8.68
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.54(a)	1.53	1.53	1.54	1.56	1.60
Expenses after expense reductions (f)	1.53(a)	1.52	1.51	1.53	1.55	1.59
Net investment income (loss)	2.54(a)	2.12	0.83	(0.02)	0.66	1.23
Portfolio turnover rate	107(n)	195	198	398	307	113
Net assets at end of period (000 omitted)	$745	$936	$1,529	$2,757	$4,468	$7,711
Supplemental Rate:
Portfolio turnover rate (excluding TBA transactions) (e)	27(n)	73	N/A	N/A	N/A	N/A
Class C	Six months ended	Year ended
	8/31/24 (unaudited)	2/29/24	2/28/23	2/28/22	2/28/21	2/29/20
Net asset value, beginning of period	$8.55	$8.70	$9.83	$10.17	$10.29	$9.60
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.18	$0.07	$(0.00)(w)	$0.07	$0.12
Net realized and unrealized gain (loss)	0.25	(0.12)	(1.11)	(0.32)	(0.09)	0.71
Total from investment operations	$0.36	$0.06	$(1.04)	$(0.32)	$(0.02)	$0.83
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.21)	$(0.09)	$(0.02)	$(0.10)	$(0.14)
Net asset value, end of period (x)	$8.78	$8.55	$8.70	$9.83	$10.17	$10.29
Total return (%) (r)(s)(t)(x)	4.25(n)	0.76	(10.58)	(3.15)	(0.25)	8.66
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.54(a)	1.53	1.53	1.54	1.56	1.60
Expenses after expense reductions (f)	1.53(a)	1.52	1.51	1.53	1.55	1.59
Net investment income (loss)	2.54(a)	2.13	0.83	(0.01)	0.63	1.23
Portfolio turnover rate	107(n)	195	198	398	307	113
Net assets at end of period (000 omitted)	$3,321	$3,704	$5,146	$10,187	$19,052	$20,084
Supplemental Rate:
Portfolio turnover rate (excluding TBA transactions) (e)	27(n)	73	N/A	N/A	N/A	N/A

See Notes to Financial Statements
12

MFS Government Securities Fund
Financial Highlights - continued
Class I	Six months ended	Year ended
	8/31/24 (unaudited)	2/29/24	2/28/23	2/28/22	2/28/21	2/29/20
Net asset value, beginning of period	$8.52	$8.67	$9.80	$10.14	$10.27	$9.58
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.27	$0.17	$0.10	$0.17	$0.22
Net realized and unrealized gain (loss)	0.25	(0.12)	(1.12)	(0.32)	(0.10)	0.70
Total from investment operations	$0.40	$0.15	$(0.95)	$(0.22)	$0.07	$0.92
Less distributions declared to shareholders
From net investment income	$(0.17)	$(0.30)	$(0.18)	$(0.12)	$(0.20)	$(0.23)
Net asset value, end of period (x)	$8.75	$8.52	$8.67	$9.80	$10.14	$10.27
Total return (%) (r)(s)(t)(x)	4.78(n)	1.76	(9.71)	(2.18)	0.65	9.76
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.54(a)	0.53	0.53	0.53	0.56	0.60
Expenses after expense reductions (f)	0.53(a)	0.52	0.51	0.52	0.55	0.59
Net investment income (loss)	3.53(a)	3.15	1.88	0.97	1.60	2.20
Portfolio turnover rate	107(n)	195	198	398	307	113
Net assets at end of period (000 omitted)	$269,092	$358,416	$233,540	$274,851	$162,286	$96,407
Supplemental Rate:
Portfolio turnover rate (excluding TBA transactions) (e)	27(n)	73	N/A	N/A	N/A	N/A
Class R1	Six months ended	Year ended
	8/31/24 (unaudited)	2/29/24	2/28/23	2/28/22	2/28/21	2/29/20
Net asset value, beginning of period	$8.53	$8.68	$9.80	$10.14	$10.27	$9.58
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.18	$0.08	$(0.00)(w)	$0.06	$0.12
Net realized and unrealized gain (loss)	0.25	(0.12)	(1.11)	(0.32)	(0.09)	0.71
Total from investment operations	$0.36	$0.06	$(1.03)	$(0.32)	$(0.03)	$0.83
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.21)	$(0.09)	$(0.02)	$(0.10)	$(0.14)
Net asset value, end of period (x)	$8.76	$8.53	$8.68	$9.80	$10.14	$10.27
Total return (%) (r)(s)(t)(x)	4.26(n)	0.75	(10.52)	(3.16)	(0.35)	8.68
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.54(a)	1.53	1.53	1.54	1.56	1.60
Expenses after expense reductions (f)	1.53(a)	1.52	1.51	1.53	1.55	1.59
Net investment income (loss)	2.54(a)	2.15	0.89	(0.02)	0.61	1.23
Portfolio turnover rate	107(n)	195	198	398	307	113
Net assets at end of period (000 omitted)	$1,574	$1,592	$1,587	$1,960	$2,274	$2,158
Supplemental Rate:
Portfolio turnover rate (excluding TBA transactions) (e)	27(n)	73	N/A	N/A	N/A	N/A

See Notes to Financial Statements
13

MFS Government Securities Fund
Financial Highlights - continued
Class R2	Six months ended	Year ended
	8/31/24 (unaudited)	2/29/24	2/28/23	2/28/22	2/28/21	2/29/20
Net asset value, beginning of period	$8.53	$8.68	$9.80	$10.14	$10.27	$9.58
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.23	$0.13	$0.05	$0.12	$0.17
Net realized and unrealized gain (loss)	0.25	(0.12)	(1.11)	(0.32)	(0.10)	0.71
Total from investment operations	$0.38	$0.11	$(0.98)	$(0.27)	$0.02	$0.88
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.26)	$(0.14)	$(0.07)	$(0.15)	$(0.19)
Net asset value, end of period (x)	$8.76	$8.53	$8.68	$9.80	$10.14	$10.27
Total return (%) (r)(s)(t)(x)	4.51(n)	1.26	(10.07)	(2.67)	0.15	9.22
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.04(a)	1.03	1.03	1.04	1.06	1.10
Expenses after expense reductions (f)	1.03(a)	1.02	1.01	1.03	1.05	1.09
Net investment income (loss)	3.04(a)	2.64	1.39	0.48	1.12	1.73
Portfolio turnover rate	107(n)	195	198	398	307	113
Net assets at end of period (000 omitted)	$38,113	$36,279	$40,295	$49,375	$63,945	$78,519
Supplemental Rate:
Portfolio turnover rate (excluding TBA transactions) (e)	27(n)	73	N/A	N/A	N/A	N/A
Class R3	Six months ended	Year ended
	8/31/24 (unaudited)	2/29/24	2/28/23	2/28/22	2/28/21	2/29/20
Net asset value, beginning of period	$8.53	$8.68	$9.81	$10.15	$10.27	$9.58
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.25	$0.15	$0.07	$0.14	$0.20
Net realized and unrealized gain (loss)	0.25	(0.12)	(1.12)	(0.31)	(0.09)	0.70
Total from investment operations	$0.39	$0.13	$(0.97)	$(0.24)	$0.05	$0.90
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.28)	$(0.16)	$(0.10)	$(0.17)	$(0.21)
Net asset value, end of period (x)	$8.76	$8.53	$8.68	$9.81	$10.15	$10.27
Total return (%) (r)(s)(t)(x)	4.64(n)	1.51	(9.93)	(2.43)	0.50	9.49
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.79(a)	0.78	0.78	0.79	0.81	0.85
Expenses after expense reductions (f)	0.78(a)	0.77	0.76	0.78	0.80	0.84
Net investment income (loss)	3.28(a)	2.89	1.62	0.73	1.36	1.99
Portfolio turnover rate	107(n)	195	198	398	307	113
Net assets at end of period (000 omitted)	$23,332	$22,264	$27,808	$38,286	$49,242	$52,773
Supplemental Rate:
Portfolio turnover rate (excluding TBA transactions) (e)	27(n)	73	N/A	N/A	N/A	N/A

See Notes to Financial Statements
14

MFS Government Securities Fund
Financial Highlights - continued
Class R4	Six months ended	Year ended
	8/31/24 (unaudited)	2/29/24	2/28/23	2/28/22	2/28/21	2/29/20
Net asset value, beginning of period	$8.54	$8.69	$9.81	$10.15	$10.28	$9.59
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.27	$0.17	$0.10	$0.17	$0.22
Net realized and unrealized gain (loss)	0.25	(0.12)	(1.11)	(0.32)	(0.10)	0.71
Total from investment operations	$0.40	$0.15	$(0.94)	$(0.22)	$0.07	$0.93
Less distributions declared to shareholders
From net investment income	$(0.17)	$(0.30)	$(0.18)	$(0.12)	$(0.20)	$(0.24)
Net asset value, end of period (x)	$8.77	$8.54	$8.69	$9.81	$10.15	$10.28
Total return (%) (r)(s)(t)(x)	4.77(n)	1.76	(9.60)	(2.18)	0.65	9.75
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.54(a)	0.53	0.53	0.54	0.56	0.60
Expenses after expense reductions (f)	0.53(a)	0.52	0.51	0.53	0.55	0.59
Net investment income (loss)	3.55(a)	3.14	1.87	0.98	1.61	2.22
Portfolio turnover rate	107(n)	195	198	398	307	113
Net assets at end of period (000 omitted)	$38,129	$42,489	$42,785	$53,252	$67,258	$73,230
Supplemental Rate:
Portfolio turnover rate (excluding TBA transactions) (e)	27(n)	73	N/A	N/A	N/A	N/A
Class R6	Six months ended	Year ended
	8/31/24 (unaudited)	2/29/24	2/28/23	2/28/22	2/28/21	2/29/20
Net asset value, beginning of period	$8.53	$8.68	$9.80	$10.14	$10.27	$9.58
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.28	$0.18	$0.11	$0.18	$0.23
Net realized and unrealized gain (loss)	0.25	(0.12)	(1.11)	(0.32)	(0.10)	0.71
Total from investment operations	$0.41	$0.16	$(0.93)	$(0.21)	$0.08	$0.94
Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.31)	$(0.19)	$(0.13)	$(0.21)	$(0.25)
Net asset value, end of period (x)	$8.76	$8.53	$8.68	$9.80	$10.14	$10.27
Total return (%) (r)(s)(t)(x)	4.83(n)	1.87	(9.52)	(2.08)	0.75	9.87
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.43(a)	0.43	0.43	0.44	0.46	0.50
Expenses after expense reductions (f)	0.42(a)	0.41	0.41	0.42	0.45	0.49
Net investment income (loss)	3.64(a)	3.25	1.98	1.08	1.69	2.33
Portfolio turnover rate	107(n)	195	198	398	307	113
Net assets at end of period (000 omitted)	$1,303,718	$1,265,255	$1,308,767	$1,561,273	$1,422,514	$1,220,812
Supplemental Rate:
Portfolio turnover rate (excluding TBA transactions) (e)	27(n)	73	N/A	N/A	N/A	N/A

See Notes to Financial Statements
15

MFS Government Securities Fund
Financial Highlights - continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(e)	Portfolio turnover rate (excluding TBA transactions) is disclosed beginning with the period ending February 29, 2024. Refer to Note 2 for more information on TBA transactions and mortgage dollar rolls.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
16

MFS Government Securities Fund
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Government Securities Fund (the fund) is a diversified series of MFS Series Trust XIII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to
17

MFS Government Securities Fund
Notes to Financial Statements (unaudited) - continued
determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and swap agreements. The following is a summary of the levels used as of August 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$699,241,385	$—	$699,241,385
Municipal Bonds	—	9,028,850	—	9,028,850
U.S. Corporate Bonds	—	4,553,268	—	4,553,268
Residential Mortgage-Backed Securities	—	1,175,999,296	—	1,175,999,296
Commercial Mortgage-Backed Securities	—	61,205,984	—	61,205,984
Asset-Backed Securities (including CDOs)	—	98,850,969	—	98,850,969
Mutual Funds	102,035,708	—	—	102,035,708
Total	$102,035,708	$2,048,879,752	$—	$2,150,915,460
Other Financial Instruments
Futures Contracts – Assets	$283,935	$—	$—	$283,935
Futures Contracts – Liabilities	(1,912,542)	—	—	(1,912,542)
Swap Agreements – Liabilities	—	(1,642,829)	—	(1,642,829)
For further information regarding security characteristics, see the Portfolio of Investments.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were futures contracts and swap agreements. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at August 31, 2024 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Futures Contracts	$283,935	$(1,912,542)
Interest Rate	Cleared Swap Agreements	—	(1,642,829)
Total		$283,935	$(3,555,371)
(a) Values presented in this table for futures contracts and cleared swap agreements correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts and cleared swap agreements is reported separately within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended August 31, 2024 as reported in the Statement of Operations:
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MFS Government Securities Fund
Notes to Financial Statements (unaudited) - continued
Risk	Futures Contracts	Swap Agreements
Interest Rate	$8,703,853	$347,722
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended August 31, 2024 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements
Interest Rate	$(2,586,336)	$(1,642,829)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund's maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Swap Agreements — The fund entered into swap agreements which generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”).
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Notes to Financial Statements (unaudited) - continued
Both cleared and uncleared swap agreements are marked to market daily.  The value of uncleared swap agreements is reported in the Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund.  For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Statement of Assets and Liabilities.
For both cleared and uncleared swaps, premiums paid or received at the inception of the agreements are amortized over the term of the agreement as realized gain or loss on swap agreements in the Statement of Operations. The periodic exchange of net cash payments, as well as any liquidation payment received or made upon early termination, are recorded as a realized gain or loss on swap agreements in the Statement of Operations. The change in unrealized appreciation or depreciation on swap agreements in the Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.
Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties.  Risk is further reduced by having an ISDA Master Agreement (“ISDA”) between the fund and the counterparty and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA. The fund's counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the true counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.
The fund entered into interest rate swap agreements in order to manage its exposure to interest rate fluctuations.  Interest rate swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two interest rates applied to a notional principal amount. The two interest rates exchanged may either be a fixed rate and a floating rate or two floating rates based on different indices.
Mortgage-Backed/Asset-Backed Securities — The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities.  For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral.  Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may purchase or sell mortgage-backed securities on a “To Be Announced” (TBA) basis. A TBA transaction is subject to extended settlement and typically does not designate the actual security to be delivered, but instead includes an approximate principal amount. The price of the TBA security and the date that it will be settled are fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and no interest accrues to the fund until settlement takes place. TBA purchase and sale commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy and included in TBA purchase and TBA sale commitments in the Statement of Assets and Liabilities, as applicable. Losses may arise as a result of changes in the value of the TBA investment prior to settlement date or due to counterparty non-performance.
20

MFS Government Securities Fund
Notes to Financial Statements (unaudited) - continued
The fund may also enter into mortgage dollar rolls, typically TBA dollar rolls, in which the fund sells TBA mortgage-backed securities to financial institutions and simultaneously agrees to repurchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase, the fund will not be entitled to receive interest and principal payments on the securities sold. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. As such, these transactions may result in an increase to the fund’s portfolio turnover rate. Portfolio turnover rates including and excluding TBA transactions are presented in the Financial Highlights. Dollar roll transactions involve the risk that the market value of the securities that the fund is required to purchase may decline below the agreed upon repurchase price of those securities.
To mitigate the counterparty credit risk on TBA transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended August 31, 2024, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization of premium and accretion of discount of debt securities.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 2/29/24
Ordinary income (including any short-term capital gains)	$77,018,060
The federal tax cost and the tax basis components of distributable earnings were as follows:
21

MFS Government Securities Fund
Notes to Financial Statements (unaudited) - continued
As of 8/31/24
Cost of investments	$2,238,556,533
Gross appreciation	16,163,262
Gross depreciation	(103,804,335)
Net unrealized appreciation (depreciation)	$(87,641,073)
As of 2/29/24
Undistributed ordinary income	13,705,669
Capital loss carryforwards	(280,584,544)
Other temporary differences	(6,767,049)
Net unrealized appreciation (depreciation)	(150,792,960)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of February 29, 2024, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(110,660,792)
Long-Term	(169,923,752)
Total	$(280,584,544)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 8/31/24	Year ended 2/29/24
Class A	$7,521,597	$14,875,330
Class B	12,488	31,092
Class C	51,770	115,102
Class I	6,272,514	11,333,264
Class R1	23,268	39,658
Class R2	655,895	1,120,631
Class R3	426,239	832,407
Class R4	844,123	1,470,784
Class R6	26,339,225	47,199,792
Total	$42,147,119	$77,018,060
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.40%
In excess of $1 billion and up to $2.5 billion	0.35%
In excess of $2.5 billion and up to $5 billion	0.30%
In excess of $5 billion	0.29%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's
22

MFS Government Securities Fund
Notes to Financial Statements (unaudited) - continued
Board of Trustees, but such agreement will continue at least until June 30, 2025. For the six months ended August 31, 2024, this management fee reduction amounted to $137,992, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended August 31, 2024 was equivalent to an annual effective rate of 0.36% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	B	C	I	R1	R2	R3	R4	R6
0.80%	1.55%	1.55%	0.55%	1.55%	1.05%	0.80%	0.55%	0.44%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until June 30, 2026. For the six months ended August 31, 2024, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $2,656 for the six months ended August 31, 2024, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 502,668
Class B	0.75%	0.25%	1.00%	1.00%	4,177
Class C	0.75%	0.25%	1.00%	1.00%	17,308
Class R1	0.75%	0.25%	1.00%	1.00%	7,772
Class R2	0.25%	0.25%	0.50%	0.50%	93,836
Class R3	—	0.25%	0.25%	0.25%	28,476
Total Distribution and Service Fees					$654,237
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended August 31, 2024 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended August 31, 2024, this rebate amounted to $258 for Class A shares and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended August 31, 2024, were as follows:
Amount
Class A	$3,213
Class B	125
Class C	65
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended August 31, 2024, the fee was $114,576,
23

MFS Government Securities Fund
Notes to Financial Statements (unaudited) - continued
which equated to 0.0108% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended August 31, 2024, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $488,345.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets.The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended August 31, 2024 was equivalent to an annual effective rate of 0.0147% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees.  As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $1,041 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended August 31, 2024. The liability for deferred retirement benefits payable to those former independent Trustees under the DB plan amounted to $2,961 at August 31, 2024, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities. The deferred retirement benefits compensation fee is accrued daily and paid monthly.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class I	3	$25
8/19/2024	Redemption	Class R1	2	19
8/19/2024	Redemption	Class R2	3	23
8/19/2024	Redemption	Class R3	3	29
8/19/2024	Redemption	Class R4	3	26
(4)  Portfolio Securities
For the six months ended August 31, 2024, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$2,151,019,519	$2,283,796,092
Non-U.S. Government securities	40,089,544	35,121,858
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
24

MFS Government Securities Fund
Notes to Financial Statements (unaudited) - continued
	Six months ended 8/31/24		Year ended 2/29/24
	Shares	Amount	Shares	Amount
Shares sold
Class A	2,436,666	$20,860,480	8,519,378	$74,165,403
Class B	3,796	31,730	3,778	33,041
Class C	19,396	168,381	196,049	1,721,129
Class I	3,814,224	32,493,755	25,604,441	222,762,392
Class R1	6,505	55,419	39,405	329,139
Class R2	687,271	5,868,216	1,032,448	8,882,653
Class R3	715,617	6,121,074	1,119,127	9,668,613
Class R4	604,164	5,169,347	1,242,218	10,701,313
Class R6	4,298,322	36,754,858	14,477,246	124,729,530
	12,585,961	$107,523,260	52,234,090	$452,993,213
Shares issued to shareholders in reinvestment of distributions
Class A	844,234	$7,221,544	1,653,269	$14,217,418
Class B	1,456	12,435	3,605	30,979
Class C	5,963	51,092	13,166	113,482
Class I	725,503	6,185,375	1,293,810	11,096,760
Class R1	2,722	23,268	4,619	39,651
Class R2	76,490	653,710	129,896	1,115,877
Class R3	49,827	426,227	96,763	831,725
Class R4	27,122	231,392	52,385	450,485
Class R6	3,021,563	25,822,317	5,391,877	46,307,181
	4,754,880	$40,627,360	8,639,390	$74,203,558
Shares reacquired
Class A	(6,908,686)	$(59,079,712)	(15,500,202)	$(132,649,029)
Class B	(29,932)	(254,499)	(73,830)	(635,978)
Class C	(80,197)	(685,525)	(367,611)	(3,187,789)
Class I	(15,846,399)	(134,394,742)	(11,771,254)	(100,565,527)
Class R1	(16,094)	(135,500)	(40,279)	(346,453)
Class R2	(665,469)	(5,673,721)	(1,551,549)	(13,401,753)
Class R3	(711,753)	(6,057,124)	(1,809,110)	(15,558,536)
Class R4	(1,258,657)	(10,813,781)	(1,242,815)	(10,676,436)
Class R6	(6,809,386)	(58,612,386)	(22,321,648)	(189,733,355)
	(32,326,573)	$(275,706,990)	(54,678,298)	$(466,754,856)
Net change
Class A	(3,627,786)	$(30,997,688)	(5,327,555)	$(44,266,208)
Class B	(24,680)	(210,334)	(66,447)	(571,958)
Class C	(54,838)	(466,052)	(158,396)	(1,353,178)
Class I	(11,306,672)	(95,715,612)	15,126,997	133,293,625
Class R1	(6,867)	(56,813)	3,745	22,337
Class R2	98,292	848,205	(389,205)	(3,403,223)
Class R3	53,691	490,177	(593,220)	(5,058,198)
Class R4	(627,371)	(5,413,042)	51,788	475,362
Class R6	510,499	3,964,789	(2,452,525)	(18,696,644)
	(14,985,732)	$(127,556,370)	6,195,182	$60,441,915
25

MFS Government Securities Fund
Notes to Financial Statements (unaudited) - continued
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Fund, the MFS Conservative Allocation Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime Income Fund, the MFS Lifetime 2035 Fund, and the MFS Lifetime 2025 Fund were the owners of record of approximately 30%, 17%, 3%, 3%, 2%, and 2%, respectively, of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions.
Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended August 31, 2024, the fund’s commitment fee and interest expense were $5,360 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$34,364,117	$747,318,970	$679,663,706	$(8,680)	$25,007	$102,035,708
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$3,983,401	$—
26

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Government Securities Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Government Securities Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Government Securities Fund.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
27

MFS Government Securities Fund
Board Review of Investment Advisory Agreement
MFS Government Securities Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2024 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2023 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2023, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class I shares was in the 2nd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Class I shares was in the 3rd quintile for the one-year period and the 4th quintile for the three-year period ended December 31, 2023 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
28

MFS Government Securities Fund
Board Review of Investment Advisory Agreement - continued
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any.  In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds.  The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion, $2.5 billion, and $5 billion.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2024.
29

MFS New Discovery Value Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS New Discovery Value Fund
Portfolio of Investments − 8/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.3%
Aerospace & Defense – 2.7%
CACI International, Inc., “A” (a)	46,599	$ 22,745,904
Hexcel Corp.	300,402	19,012,443
KBR, Inc.	433,037	30,035,446
Moog, Inc., “A”	115,150	22,730,610
		$94,524,403
Airlines – 0.7%
Vontier Corp.	676,154	$ 23,685,675
Apparel Manufacturers – 2.8%
Canada Goose Holdings, Inc. (a)(l)	1,657,868	$ 19,347,319
PVH Corp.	236,987	23,388,247
Skechers USA, Inc., “A” (a)	488,385	33,444,605
Under Amour, Inc., “C” (a)	3,093,126	23,074,720
		$99,254,891
Automotive – 2.6%
Atmus Filtration Technologies, Inc.	877,207	$ 31,447,871
LKQ Corp.	920,578	38,286,839
Visteon Corp. (a)	230,086	23,291,606
		$93,026,316
Business Services – 2.5%
Endava PLC, ADR (a)	462,974	$ 14,801,279
TriNet Group, Inc.	232,672	23,925,662
UL Solutions, Inc.	596,347	32,524,765
WNS (Holdings) Ltd. (a)	282,206	16,706,595
		$87,958,301
Chemicals – 1.8%
Avient Corp.	599,240	$ 29,440,661
Element Solutions, Inc.	1,306,342	34,931,585
		$64,372,246
Computer Software – 2.8%
ACI Worldwide, Inc. (a)	1,192,212	$ 60,039,796
Dun & Bradstreet Holdings, Inc.	3,099,307	37,191,684
		$97,231,480
Computer Software - Systems – 1.2%
Softchoice Corp.	1,620,582	$ 24,663,775
Verint Systems, Inc. (a)	503,061	15,871,575
		$40,535,350
NDVFS-SEM
1

MFS New Discovery Value Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 2.3%
Independence Realty Trust, Inc., REIT	1,681,218	$ 34,935,710
Smith Douglas Homes Corp. (a)	337,250	12,363,585
Toll Brothers, Inc.	235,496	33,927,909
		$81,227,204
Consumer Products – 2.4%
Helen of Troy Ltd. (a)	203,800	$ 10,878,844
MGP Ingredients, Inc.	221,854	19,875,900
Newell Brands, Inc.	2,523,769	17,893,522
Prestige Consumer Healthcare, Inc. (a)	490,023	36,575,317
		$85,223,583
Consumer Services – 0.8%
Grand Canyon Education, Inc. (a)	181,419	$ 26,307,569
Containers – 2.0%
Ardagh Metal Packaging S.A.	2,599,869	$ 9,307,531
Graphic Packaging Holding Co.	874,682	26,179,232
Silgan Holdings, Inc.	639,930	33,449,141
		$68,935,904
Electrical Equipment – 2.2%
Berry Global, Inc.	465,079	$ 32,025,340
nVent Electric PLC	369,741	25,127,598
TriMas Corp.	816,125	20,819,349
		$77,972,287
Electronics – 1.9%
Axcelis Technologies, Inc. (a)	144,431	$ 15,790,641
Cohu, Inc. (a)	582,078	15,663,719
Plexus Corp. (a)	268,692	34,422,132
		$65,876,492
Energy - Independent – 3.7%
Antero Resources Corp. (a)	1,089,945	$ 29,417,616
Matador Resources Co.	513,160	29,106,435
Permian Resources Corp.	1,988,950	28,322,648
Viper Energy, Inc.	920,772	43,828,747
		$130,675,446
Engineering - Construction – 0.6%
Centuri Holdings, Inc. (a)(l)	1,292,659	$ 22,104,469
Food & Beverages – 1.6%
Nomad Foods Ltd.	2,136,156	$ 40,159,733
WK Kellogg Co.	1,027,601	17,643,909
		$57,803,642
Forest & Paper Products – 0.9%
International Paper Co.	618,201	$ 29,933,292
2

MFS New Discovery Value Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Gaming & Lodging – 0.8%
International Game Technology PLC	1,247,101	$ 27,922,591
Insurance – 4.3%
Assurant, Inc.	152,722	$ 29,986,965
Hanover Insurance Group, Inc.	257,370	37,830,816
Kemper Corp.	221,746	13,861,342
Lincoln National Corp.	719,565	23,098,037
Selective Insurance Group, Inc.	297,695	27,084,291
Stewart Information Services Corp.	263,953	19,508,766
		$151,370,217
Leisure & Toys – 2.4%
Brunswick Corp.	316,238	$ 24,998,614
Funko, Inc., “A” (a)	1,050,769	11,001,551
Hasbro, Inc.	399,764	27,247,914
Patrick Industries, Inc.	150,413	19,436,368
		$82,684,447
Machinery & Tools – 4.9%
ESAB Corp.	295,458	$ 31,014,226
Flowserve Corp.	536,619	26,766,556
Hayward Holdings, Inc. (a)	2,145,845	31,844,340
ITT, Inc.	186,200	25,922,764
Regal Rexnord Corp.	159,415	26,751,431
Timken Co.	343,882	29,068,345
		$171,367,662
Medical & Health Technology & Services – 2.3%
Encompass Health Corp.	234,883	$ 21,855,863
ICON PLC (a)	72,823	23,453,375
Option Care Health, Inc. (a)	1,117,621	35,786,225
		$81,095,463
Medical Equipment – 2.1%
Concentra Group Holdings, Inc. (a)	1,203,094	$ 29,415,648
Envista Holdings Corp. (a)	1,343,547	24,533,168
Maravai Lifesciences Holdings, Inc., “A” (a)	1,327,063	12,009,920
QuidelOrtho Corp. (a)	219,586	9,277,509
		$75,236,245
Metals & Mining – 0.4%
United States Steel Corp.	395,584	$ 14,996,589
Natural Gas - Distribution – 2.4%
MDU Resources Group, Inc.	862,743	$ 22,163,868
New Jersey Resources Corp.	622,358	28,821,399
ONE Gas, Inc.	503,069	34,681,577
		$85,666,844
Natural Gas - Pipeline – 1.1%
Plains GP Holdings LP	2,002,733	$ 38,452,474
3

MFS New Discovery Value Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Oil Services – 1.8%
Expro Group Holdings N.V. (a)	1,186,020	$ 23,554,357
Helmerich & Payne	419,892	13,701,076
TechnipFMC PLC	1,008,569	27,069,992
		$64,325,425
Other Banks & Diversified Financials – 20.4%
Air Lease Corp.	892,986	$ 41,318,462
Banc of California, Inc.	1,726,420	24,549,692
Brookline Bancorp, Inc.	700,457	7,165,675
Cathay General Bancorp, Inc.	739,322	32,522,775
Columbia Banking System, Inc.	1,600,927	40,311,342
East West Bancorp, Inc.	458,262	38,526,086
Eastern Bankshares, Inc.	1,801,746	30,575,630
Element Fleet Management Corp.	1,737,330	36,031,888
First Hawaiian, Inc.	1,558,708	37,923,366
First Interstate BancSystem, Inc.	1,257,373	39,041,432
Glacier Bancorp, Inc.	843,305	39,888,326
Herc Holdings, Inc.	200,035	29,279,123
Pacific Premier Bancorp, Inc.	1,880,677	48,333,399
Popular, Inc.	354,790	36,365,975
Prosperity Bancshares, Inc.	637,394	46,899,451
Sandy Spring Bancorp, Inc.	622,257	19,476,644
SLM Corp.	1,605,421	35,415,587
Texas Capital Bancshares, Inc. (a)	425,883	28,627,855
UMB Financial Corp.	389,181	40,315,260
United Community Bank, Inc.	1,115,242	33,981,424
Wintrust Financial Corp.	290,323	31,587,142
		$718,136,534
Pharmaceuticals – 0.6%
Organon & Co.	865,336	$ 19,340,260
Real Estate – 5.6%
Brixmor Property Group, Inc., REIT	1,149,674	$ 31,489,571
Broadstone Net Lease, Inc., REIT	1,486,182	27,197,131
Cushman & Wakefield PLC (a)	2,218,209	28,836,717
Essential Properties Realty Trust, REIT	1,167,841	37,265,806
PennyMac Financial Services, Inc.	166,533	17,985,564
Phillips Edison & Co., REIT	853,933	31,561,364
Two Harbors Investment Corp., REIT	1,641,288	23,240,638
		$197,576,791
Real Estate - Office – 1.2%
Cousins Properties, Inc., REIT	850,756	$ 24,255,053
Douglas Emmett, Inc., REIT	1,062,340	16,997,440
Empire State Realty Trust, REIT, “A”	130,768	1,410,987
		$42,663,480
Real Estate - Storage – 3.0%
LXP Industrial Trust, REIT	3,036,155	$ 31,454,566
National Storage Affiliates Trust, REIT	929,053	43,423,937
STAG Industrial, Inc., REIT	785,984	31,895,231
		$106,773,734
4

MFS New Discovery Value Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Chemicals – 2.9%
Ashland, Inc.	397,192	$ 35,548,684
Axalta Coating Systems Ltd. (a)	628,572	22,942,878
Chemours Co.	1,175,823	22,857,999
Quaker Chemical Corp.	119,442	20,217,948
		$101,567,509
Specialty Stores – 1.0%
Monro Muffler Brake, Inc.	256,718	$ 6,954,491
Zumiez, Inc. (a)(h)	1,018,227	28,245,617
		$35,200,108
Trucking – 1.9%
RXO, Inc. (a)	792,687	$ 22,559,872
Schneider National, Inc.	665,127	18,031,593
XPO, Inc. (a)	234,753	26,907,389
		$67,498,854
Utilities - Electric Power – 3.7%
Black Hills Corp.	601,822	$ 35,579,717
NorthWestern Corp.	843,476	45,876,660
Portland General Electric Co.	1,031,038	49,603,238
		$131,059,615
Total Common Stocks (Identified Cost, $2,645,187,106)		$3,459,583,392
Investment Companies (h) – 1.4%
Money Market Funds – 1.4%
MFS Institutional Money Market Portfolio, 5.35% (v) (Identified Cost, $49,206,755)	49,203,907	$ 49,218,668
Collateral for Securities Loaned – 1.0%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 5.22% (j) (Identified Cost, $35,964,575)	35,964,575	$ 35,964,575
Other Assets, Less Liabilities – (0.7)%		(26,386,477)
Net Assets – 100.0%		$3,518,380,158
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $77,464,285 and $3,467,302,350, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Financial Statements
5

MFS New Discovery Value Fund
Financial Statements	Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 8/31/24 (unaudited) Assets
Investments in unaffiliated issuers, at value, including $35,684,025 of securities on loan (identified cost, $2,663,444,928)	$3,467,302,350
Investments in affiliated issuers, at value (identified cost, $66,913,508)	77,464,285
Receivables for
Investments sold	8,919,570
Fund shares sold	3,533,117
Interest and dividends	4,015,921
Other assets	78,288
Total assets	$3,561,313,531
Liabilities
Payables for
Investments purchased	$3,480,338
Fund shares reacquired	2,613,876
Collateral for securities loaned, at value	35,964,575
Payable to affiliates
Investment adviser	229,743
Administrative services fee	4,173
Shareholder servicing costs	351,951
Distribution and service fees	12,574
Accrued expenses and other liabilities	276,143
Total liabilities	$42,933,373
Net assets	$3,518,380,158
Net assets consist of
Paid-in capital	$2,636,824,112
Total distributable earnings (loss)	881,556,046
Net assets	$3,518,380,158
Shares of beneficial interest outstanding	181,823,806
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$288,965,270	15,098,623	$19.14
Class B	2,432,881	137,094	17.75
Class C	19,412,568	1,102,794	17.60
Class I	1,343,569,286	69,405,161	19.36
Class R1	1,888,322	106,726	17.69
Class R2	5,608,008	296,653	18.90
Class R3	221,775,369	11,560,933	19.18
Class R4	71,003,908	3,660,467	19.40
Class R6	1,563,724,546	80,455,355	19.44
(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $20.31 [100 / 94.25 x $19.14]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
6

MFS New Discovery Value Fund
Financial Statements	Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 8/31/24 (unaudited) Net investment income (loss)
Income
Dividends	$44,835,338
Dividends from affiliated issuers	1,528,000
Income on securities loaned	289,668
Other	119,635
Interest	188
Foreign taxes withheld	(1,016,985)
Total investment income	$45,755,844
Expenses
Management fee	$14,026,225
Distribution and service fees	698,672
Shareholder servicing costs	930,194
Administrative services fee	250,314
Independent Trustees' compensation	30,182
Custodian fee	64,015
Shareholder communications	168,530
Audit and tax fees	35,381
Legal fees	9,463
Miscellaneous	122,609
Total expenses	$16,335,585
Reduction of expenses by investment adviser and distributor	(224,578)
Net expenses	$16,111,007
Net investment income (loss)	$29,644,837
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$101,293,696
Affiliated issuers	(833,874)
Foreign currency	(63,814)
Net realized gain (loss)	$100,396,008
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$232,803,221
Affiliated issuers	11,378,952
Net unrealized gain (loss)	$244,182,173
Net realized and unrealized gain (loss)	$344,578,181
Change in net assets from operations	$374,223,018
See Notes to Financial Statements
7

MFS New Discovery Value Fund
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	8/31/24 (unaudited)	2/29/24
Change in net assets
From operations
Net investment income (loss)	$29,644,837	$43,053,090
Net realized gain (loss)	100,396,008	141,320,821
Net unrealized gain (loss)	244,182,173	(132,227,496)
Change in net assets from operations	$374,223,018	$52,146,415
Total distributions to shareholders	$(21,537,698)	$(214,805,624)
Change in net assets from fund share transactions	$(264,106,839)	$(261,039,840)
Total change in net assets	$88,578,481	$(423,699,049)
Net assets
At beginning of period	3,429,801,677	3,853,500,726
At end of period	$3,518,380,158	$3,429,801,677
See Notes to Financial Statements
8

MFS New Discovery Value Fund
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	8/31/24 (unaudited)	2/29/24	2/28/23	2/28/22	2/28/21	2/29/20
Net asset value, beginning of period	$17.28	$18.03	$20.03	$18.53	$14.12	$15.16
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.16	$0.12	$0.05	$0.07	$0.10
Net realized and unrealized gain (loss)	1.84	0.15	(0.77)	3.32	4.66	(0.38)
Total from investment operations	$1.97	$0.31	$(0.65)	$3.37	$4.73	$(0.28)
Less distributions declared to shareholders
From net investment income	$(0.06)	$(0.18)	$(0.23)	$(0.15)	$—	$(0.10)
From net realized gain	(0.05)	(0.88)	(1.12)	(1.72)	(0.32)	(0.66)
Total distributions declared to shareholders	$(0.11)	$(1.06)	$(1.35)	$(1.87)	$(0.32)	$(0.76)
Net asset value, end of period (x)	$19.14	$17.28	$18.03	$20.03	$18.53	$14.12
Total return (%) (r)(s)(t)(x)	11.40(n)	1.96	(2.88)	18.34	34.47	(2.41)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.20(a)	1.20	1.20	1.19	1.23	1.23
Expenses after expense reductions	1.19(a)	1.19	1.18	1.18	1.22	1.22
Net investment income (loss)	1.47(a)	0.98	0.65	0.25	0.53	0.64
Portfolio turnover rate	17(n)	34	30	44	48	44
Net assets at end of period (000 omitted)	$288,965	$275,255	$306,254	$361,165	$333,743	$331,255

See Notes to Financial Statements
9

MFS New Discovery Value Fund
Financial Highlights - continued
Class B	Six months ended	Year ended
	8/31/24 (unaudited)	2/29/24	2/28/23	2/28/22	2/28/21	2/29/20
Net asset value, beginning of period	$16.07	$16.83	$18.77	$17.54	$13.48	$14.52
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$0.04	$(0.01)	$(0.09)	$(0.03)	$(0.02)
Net realized and unrealized gain (loss)	1.70	0.12	(0.73)	3.13	4.41	(0.36)
Total from investment operations	$1.76	$0.16	$(0.74)	$3.04	$4.38	$(0.38)
Less distributions declared to shareholders
From net investment income	$(0.03)	$(0.04)	$(0.08)	$(0.09)	$—	$—
From net realized gain	(0.05)	(0.88)	(1.12)	(1.72)	(0.32)	(0.66)
Total distributions declared to shareholders	$(0.08)	$(0.92)	$(1.20)	$(1.81)	$(0.32)	$(0.66)
Net asset value, end of period (x)	$17.75	$16.07	$16.83	$18.77	$17.54	$13.48
Total return (%) (r)(s)(t)(x)	10.97(n)	1.21	(3.61)	17.45	33.50	(3.11)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.95(a)	1.95	1.95	1.94	1.98	1.98
Expenses after expense reductions	1.94(a)	1.94	1.93	1.93	1.97	1.97
Net investment income (loss)	0.75(a)	0.23	(0.09)	(0.49)	(0.21)	(0.12)
Portfolio turnover rate	17(n)	34	30	44	48	44
Net assets at end of period (000 omitted)	$2,433	$2,834	$4,023	$6,016	$6,032	$6,207
Class C	Six months ended	Year ended
	8/31/24 (unaudited)	2/29/24	2/28/23	2/28/22	2/28/21	2/29/20
Net asset value, beginning of period	$15.94	$16.70	$18.66	$17.45	$13.41	$14.45
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$0.04	$(0.02)	$(0.09)	$(0.03)	$(0.02)
Net realized and unrealized gain (loss)	1.68	0.13	(0.72)	3.11	4.39	(0.36)
Total from investment operations	$1.74	$0.17	$(0.74)	$3.02	$4.36	$(0.38)
Less distributions declared to shareholders
From net investment income	$(0.03)	$(0.05)	$(0.10)	$(0.09)	$—	$—
From net realized gain	(0.05)	(0.88)	(1.12)	(1.72)	(0.32)	(0.66)
Total distributions declared to shareholders	$(0.08)	$(0.93)	$(1.22)	$(1.81)	$(0.32)	$(0.66)
Net asset value, end of period (x)	$17.60	$15.94	$16.70	$18.66	$17.45	$13.41
Total return (%) (r)(s)(t)(x)	10.95(n)	1.24	(3.65)	17.42	33.52	(3.12)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.95(a)	1.95	1.95	1.94	1.98	1.98
Expenses after expense reductions	1.94(a)	1.94	1.93	1.93	1.97	1.97
Net investment income (loss)	0.74(a)	0.23	(0.09)	(0.48)	(0.21)	(0.11)
Portfolio turnover rate	17(n)	34	30	44	48	44
Net assets at end of period (000 omitted)	$19,413	$21,695	$29,474	$37,588	$39,061	$38,477

See Notes to Financial Statements
10

MFS New Discovery Value Fund
Financial Highlights - continued
Class I	Six months ended	Year ended
	8/31/24 (unaudited)	2/29/24	2/28/23	2/28/22	2/28/21	2/29/20
Net asset value, beginning of period	$17.47	$18.20	$20.22	$18.69	$14.21	$15.25
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.21	$0.16	$0.10	$0.11	$0.14
Net realized and unrealized gain (loss)	1.85	0.16	(0.78)	3.35	4.70	(0.39)
Total from investment operations	$2.01	$0.37	$(0.62)	$3.45	$4.81	$(0.25)
Less distributions declared to shareholders
From net investment income	$(0.07)	$(0.22)	$(0.28)	$(0.20)	$(0.01)	$(0.13)
From net realized gain	(0.05)	(0.88)	(1.12)	(1.72)	(0.32)	(0.66)
Total distributions declared to shareholders	$(0.12)	$(1.10)	$(1.40)	$(1.92)	$(0.33)	$(0.79)
Net asset value, end of period (x)	$19.36	$17.47	$18.20	$20.22	$18.69	$14.21
Total return (%) (r)(s)(t)(x)	11.49(n)	2.30	(2.70)	18.64	34.82	(2.17)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.95(a)	0.95	0.95	0.94	0.98	0.98
Expenses after expense reductions	0.94(a)	0.94	0.93	0.93	0.97	0.97
Net investment income (loss)	1.73(a)	1.22	0.91	0.46	0.78	0.89
Portfolio turnover rate	17(n)	34	30	44	48	44
Net assets at end of period (000 omitted)	$1,343,569	$1,388,622	$1,604,806	$1,795,671	$1,430,510	$1,119,891
Class R1	Six months ended	Year ended
	8/31/24 (unaudited)	2/29/24	2/28/23	2/28/22	2/28/21	2/29/20
Net asset value, beginning of period	$16.03	$16.80	$18.78	$17.55	$13.49	$14.53
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$0.04	$(0.01)	$(0.10)	$(0.03)	$(0.02)
Net realized and unrealized gain (loss)	1.69	0.13	(0.74)	3.14	4.41	(0.36)
Total from investment operations	$1.75	$0.17	$(0.75)	$3.04	$4.38	$(0.38)
Less distributions declared to shareholders
From net investment income	$(0.04)	$(0.06)	$(0.11)	$(0.09)	$—	$(0.00)(w)
From net realized gain	(0.05)	(0.88)	(1.12)	(1.72)	(0.32)	(0.66)
Total distributions declared to shareholders	$(0.09)	$(0.94)	$(1.23)	$(1.81)	$(0.32)	$(0.66)
Net asset value, end of period (x)	$17.69	$16.03	$16.80	$18.78	$17.55	$13.49
Total return (%) (r)(s)(t)(x)	10.90(n)	1.27	(3.65)	17.45	33.47	(3.08)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.95(a)	1.95	1.95	1.94	1.98	1.98
Expenses after expense reductions	1.94(a)	1.92	1.92	1.93	1.96	1.97
Net investment income (loss)	0.73(a)	0.25	(0.09)	(0.51)	(0.22)	(0.11)
Portfolio turnover rate	17(n)	34	30	44	48	44
Net assets at end of period (000 omitted)	$1,888	$1,972	$2,196	$2,224	$2,320	$1,453

See Notes to Financial Statements
11

MFS New Discovery Value Fund
Financial Highlights - continued
Class R2	Six months ended	Year ended
	8/31/24 (unaudited)	2/29/24	2/28/23	2/28/22	2/28/21	2/29/20
Net asset value, beginning of period	$17.09	$17.84	$19.84	$18.38	$14.04	$15.09
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.12	$0.07	$0.01	$0.04	$0.06
Net realized and unrealized gain (loss)	1.80	0.14	(0.76)	3.28	4.62	(0.38)
Total from investment operations	$1.91	$0.26	$(0.69)	$3.29	$4.66	$(0.32)
Less distributions declared to shareholders
From net investment income	$(0.05)	$(0.13)	$(0.19)	$(0.11)	$—	$(0.07)
From net realized gain	(0.05)	(0.88)	(1.12)	(1.72)	(0.32)	(0.66)
Total distributions declared to shareholders	$(0.10)	$(1.01)	$(1.31)	$(1.83)	$(0.32)	$(0.73)
Net asset value, end of period (x)	$18.90	$17.09	$17.84	$19.84	$18.38	$14.04
Total return (%) (r)(s)(t)(x)	11.19(n)	1.73	(3.13)	18.02	34.16	(2.64)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.45(a)	1.45	1.45	1.44	1.48	1.47
Expenses after expense reductions	1.44(a)	1.44	1.43	1.43	1.47	1.47
Net investment income (loss)	1.22(a)	0.73	0.40	0.05	0.29	0.40
Portfolio turnover rate	17(n)	34	30	44	48	44
Net assets at end of period (000 omitted)	$5,608	$5,265	$5,677	$6,251	$4,779	$5,054
Class R3	Six months ended	Year ended
	8/31/24 (unaudited)	2/29/24	2/28/23	2/28/22	2/28/21	2/29/20
Net asset value, beginning of period	$17.33	$18.07	$20.08	$18.57	$14.15	$15.20
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.17	$0.12	$0.05	$0.07	$0.10
Net realized and unrealized gain (loss)	1.84	0.15	(0.78)	3.33	4.67	(0.38)
Total from investment operations	$1.97	$0.32	$(0.66)	$3.38	$4.74	$(0.28)
Less distributions declared to shareholders
From net investment income	$(0.07)	$(0.18)	$(0.23)	$(0.15)	$(0.00)(w)	$(0.11)
From net realized gain	(0.05)	(0.88)	(1.12)	(1.72)	(0.32)	(0.66)
Total distributions declared to shareholders	$(0.12)	$(1.06)	$(1.35)	$(1.87)	$(0.32)	$(0.77)
Net asset value, end of period (x)	$19.18	$17.33	$18.07	$20.08	$18.57	$14.15
Total return (%) (r)(s)(t)(x)	11.35(n)	2.01	(2.92)	18.36	34.47	(2.41)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.20(a)	1.20	1.20	1.19	1.23	1.22
Expenses after expense reductions	1.19(a)	1.19	1.18	1.18	1.22	1.21
Net investment income (loss)	1.42(a)	0.98	0.65	0.24	0.53	0.64
Portfolio turnover rate	17(n)	34	30	44	48	44
Net assets at end of period (000 omitted)	$221,775	$81,370	$99,012	$104,164	$88,963	$76,069

See Notes to Financial Statements
12

MFS New Discovery Value Fund
Financial Highlights - continued
Class R4	Six months ended	Year ended
	8/31/24 (unaudited)	2/29/24	2/28/23	2/28/22	2/28/21	2/29/20
Net asset value, beginning of period	$17.50	$18.24	$20.25	$18.72	$14.23	$15.27
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.21	$0.17	$0.09	$0.11	$0.14
Net realized and unrealized gain (loss)	1.86	0.15	(0.78)	3.36	4.71	(0.38)
Total from investment operations	$2.02	$0.36	$(0.61)	$3.45	$4.82	$(0.24)
Less distributions declared to shareholders
From net investment income	$(0.07)	$(0.22)	$(0.28)	$(0.20)	$(0.01)	$(0.14)
From net realized gain	(0.05)	(0.88)	(1.12)	(1.72)	(0.32)	(0.66)
Total distributions declared to shareholders	$(0.12)	$(1.10)	$(1.40)	$(1.92)	$(0.33)	$(0.80)
Net asset value, end of period (x)	$19.40	$17.50	$18.24	$20.25	$18.72	$14.23
Total return (%) (r)(s)(t)(x)	11.53(n)	2.24	(2.66)	18.60	34.84	(2.16)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.95(a)	0.95	0.95	0.94	0.98	0.98
Expenses after expense reductions	0.94(a)	0.94	0.93	0.93	0.97	0.97
Net investment income (loss)	1.72(a)	1.24	0.91	0.45	0.78	0.89
Portfolio turnover rate	17(n)	34	30	44	48	44
Net assets at end of period (000 omitted)	$71,004	$66,910	$73,846	$103,464	$104,206	$82,613
Class R6	Six months ended	Year ended
	8/31/24 (unaudited)	2/29/24	2/28/23	2/28/22	2/28/21	2/29/20
Net asset value, beginning of period	$17.53	$18.27	$20.29	$18.75	$14.24	$15.27
Income (loss) from investment operations
Net investment income (loss) (d)	$0.17	$0.23	$0.18	$0.13	$0.13	$0.16
Net realized and unrealized gain (loss)	1.86	0.15	(0.78)	3.35	4.71	(0.38)
Total from investment operations	$2.03	$0.38	$(0.60)	$3.48	$4.84	$(0.22)
Less distributions declared to shareholders
From net investment income	$(0.07)	$(0.24)	$(0.30)	$(0.22)	$(0.01)	$(0.15)
From net realized gain	(0.05)	(0.88)	(1.12)	(1.72)	(0.32)	(0.66)
Total distributions declared to shareholders	$(0.12)	$(1.12)	$(1.42)	$(1.94)	$(0.33)	$(0.81)
Net asset value, end of period (x)	$19.44	$17.53	$18.27	$20.29	$18.75	$14.24
Total return (%) (r)(s)(t)(x)	11.59(n)	2.34	(2.59)	18.75	34.98	(2.02)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.86(a)	0.86	0.85	0.84	0.87	0.87
Expenses after expense reductions	0.85(a)	0.84	0.84	0.83	0.86	0.86
Net investment income (loss)	1.81(a)	1.32	1.00	0.62	0.89	0.99
Portfolio turnover rate	17(n)	34	30	44	48	44
Net assets at end of period (000 omitted)	$1,563,725	$1,585,878	$1,728,213	$1,875,681	$1,721,570	$1,303,575

See Notes to Financial Statements
13

MFS New Discovery Value Fund
Financial Highlights - continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
14

MFS New Discovery Value Fund
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS New Discovery Value Fund (the fund) is a diversified series of MFS Series Trust XIII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund will generally focus on securities of small size companies which may be more volatile than those of larger companies.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment
15

MFS New Discovery Value Fund
Notes to Financial Statements (unaudited) - continued
for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$3,459,583,392	$—	$—	$3,459,583,392
Mutual Funds	85,183,243	—	—	85,183,243
Total	$3,544,766,635	$—	$—	$3,544,766,635
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Effective April 11, 2024, the fund entered into a Securities Lending Agency Agreement with Goldman Sachs Agency Lending replacing State Street Bank and Trust Company as the fund’s lending agent. Goldman Sachs Agency Lending loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $35,684,025.  The fair value of the fund's investment securities on loan and a related liability of $35,964,575 for the obligation to return cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
16

MFS New Discovery Value Fund
Notes to Financial Statements (unaudited) - continued
Investment Transactions and Income —  Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to passive foreign investment companies, wash sale loss deferrals, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 2/29/24
Ordinary income (including any short-term capital gains)	$96,197,310
Long-term capital gains	118,608,314
Total distributions	$214,805,624
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 8/31/24
Cost of investments	$2,801,436,621
Gross appreciation	898,886,938
Gross depreciation	(155,556,924)
Net unrealized appreciation (depreciation)	$743,330,014
As of 2/29/24
Undistributed ordinary income	15,127,866
Undistributed long-term capital gain	6,403,152
Net unrealized appreciation (depreciation)	507,339,708
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share
17

MFS New Discovery Value Fund
Notes to Financial Statements (unaudited) - continued
dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 8/31/24	Year ended 2/29/24
Class A	$1,667,681	$16,787,554
Class B	11,637	183,649
Class C	95,954	1,415,281
Class I	8,236,780	86,932,687
Class R1	9,211	114,609
Class R2	30,633	322,623
Class R3	1,363,702	5,437,539
Class R4	436,635	4,226,424
Class R6	9,685,465	99,385,258
Total	$21,537,698	$214,805,624
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.90%
In excess of $1 billion and up to $2.5 billion	0.80%
In excess of $2.5 billion and up to $5 billion	0.75%
In excess of $5 billion	0.70%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until June 30, 2025. For the six months ended August 31, 2024, this management fee reduction amounted to $224,538, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended August 31, 2024 was equivalent to an annual effective rate of 0.80% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	B	C	I	R1	R2	R3	R4	R6
1.39%	2.14%	2.14%	1.14%	2.14%	1.64%	1.39%	1.14%	1.07%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until June 30, 2026. For the six months ended August 31, 2024, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $4,145 for the six months ended August 31, 2024, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
18

MFS New Discovery Value Fund
Notes to Financial Statements (unaudited) - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 348,576
Class B	0.75%	0.25%	1.00%	1.00%	13,160
Class C	0.75%	0.25%	1.00%	1.00%	100,658
Class R1	0.75%	0.25%	1.00%	1.00%	9,683
Class R2	0.25%	0.25%	0.50%	0.50%	13,410
Class R3	—	0.25%	0.25%	0.25%	213,185
Total Distribution and Service Fees					$698,672
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended August 31, 2024 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended August 31, 2024, this rebate amounted to $40 for Class A shares and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended August 31, 2024, were as follows:
Amount
Class A	$23
Class B	967
Class C	44
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended August 31, 2024, the fee was $32,304, which equated to 0.0019% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended August 31, 2024, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $897,890.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets.The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended August 31, 2024 was equivalent to an annual effective rate of 0.0145% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
19

MFS New Discovery Value Fund
Notes to Financial Statements (unaudited) - continued
MFS purchased or redeemed fund shares on the dates indicated:
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class A	5	$102
8/19/2024	Redemption	Class B	3	57
8/19/2024	Redemption	Class C	4	69
8/19/2024	Redemption	Class I	4	80
8/19/2024	Redemption	Class R1	12	213
8/19/2024	Redemption	Class R2	3	55
8/19/2024	Redemption	Class R3	3	60
8/19/2024	Redemption	Class R4	3	57
During the six months ended August 31, 2024, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in purchase transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $859,280.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended August 31, 2024, this reimbursement amounted to $119,635, which is included in “Other” income in the Statement of Operations.
(4)  Portfolio Securities
For the six months ended August 31, 2024, purchases and sales of investments, other than short-term obligations, aggregated $584,988,517 and $826,451,938, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 8/31/24		Year ended 2/29/24
	Shares	Amount	Shares	Amount
Shares sold
Class A	338,690	$6,057,470	581,372	$9,778,579
Class B	—	—	95	1,465
Class C	9,359	152,995	34,338	539,931
Class I	4,820,516	86,290,982	14,453,077	245,999,809
Class R1	4,842	79,146	22,445	351,863
Class R2	14,880	260,429	50,288	841,713
Class R3	7,937,694	138,611,468	819,668	13,850,264
Class R4	223,528	4,022,167	833,977	14,255,615
Class R6	5,052,957	91,324,623	14,596,921	248,039,892
	18,402,466	$326,799,280	31,392,181	$533,659,131
20

MFS New Discovery Value Fund
Notes to Financial Statements (unaudited) - continued
	Six months ended 8/31/24		Year ended 2/29/24
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	87,707	$1,666,441	996,539	$16,771,790
Class B	654	11,536	11,482	180,321
Class C	5,486	95,954	90,853	1,415,248
Class I	424,596	8,160,738	5,047,688	85,940,472
Class R1	524	9,211	7,329	114,609
Class R2	1,631	30,633	19,378	322,623
Class R3	71,585	1,363,702	322,302	5,437,539
Class R4	22,671	436,635	247,837	4,226,424
Class R6	439,968	8,486,990	5,207,642	88,807,098
	1,054,822	$20,261,840	11,951,050	$203,216,124
Shares reacquired
Class A	(1,253,544)	$(22,384,925)	(2,641,992)	$(44,423,597)
Class B	(39,929)	(667,455)	(74,309)	(1,167,346)
Class C	(272,903)	(4,469,064)	(529,080)	(8,230,816)
Class I	(15,346,095)	(276,327,520)	(28,153,160)	(470,953,980)
Class R1	(21,721)	(362,175)	(37,432)	(586,200)
Class R2	(27,988)	(489,081)	(79,835)	(1,354,809)
Class R3	(1,144,036)	(20,688,775)	(1,925,812)	(32,964,939)
Class R4	(408,952)	(7,437,146)	(1,307,759)	(22,374,536)
Class R6	(15,506,243)	(278,341,818)	(23,946,143)	(415,858,872)
	(34,021,411)	$(611,167,959)	(58,695,522)	$(997,915,095)
Net change
Class A	(827,147)	$(14,661,014)	(1,064,081)	$(17,873,228)
Class B	(39,275)	(655,919)	(62,732)	(985,560)
Class C	(258,058)	(4,220,115)	(403,889)	(6,275,637)
Class I	(10,100,983)	(181,875,800)	(8,652,395)	(139,013,699)
Class R1	(16,355)	(273,818)	(7,658)	(119,728)
Class R2	(11,477)	(198,019)	(10,169)	(190,473)
Class R3	6,865,243	119,286,395	(783,842)	(13,677,136)
Class R4	(162,753)	(2,978,344)	(225,945)	(3,892,497)
Class R6	(10,013,318)	(178,530,205)	(4,141,580)	(79,011,882)
	(14,564,123)	$(264,106,839)	(15,352,291)	$(261,039,840)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund, the MFS Moderate Allocation Fund, the MFS Aggressive Growth Allocation Fund, and the MFS Conservative Allocation Fund were the owners of record of approximately 4%, 3%, 2%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2060 Fund, the MFS Lifetime 2065 Fund, and the MFS Lifetime Income Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective at the close of business on August 14, 2019, the fund was closed to new investors subject to certain exceptions. Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
21

MFS New Discovery Value Fund
Notes to Financial Statements (unaudited) - continued
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended August 31, 2024, the fund’s commitment fee and interest expense were $8,594 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$66,372,195	$365,049,296	$382,216,820	$(392)	$14,389	$49,218,668
Zumiez, Inc.	20,472,907	81,485	2,839,856	(833,482)	11,364,563	28,245,617
	$86,845,102	$365,130,781	$385,056,676	$(833,874)	$11,378,952	$77,464,285
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,528,000	$—
Zumiez, Inc.	—	—
	$1,528,000	$—
22

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS New Discovery Value Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS New Discovery Value Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS New Discovery Value Fund.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
23

MFS New Discovery Value Fund
Board Review of Investment Advisory Agreement
MFS New Discovery Value Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2024 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for the various time periods ended December 31, 2023 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2023, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class I shares was in the 2nd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 5th quintile for the one-year period and the 3rd quintile for the three-year period ended December 31, 2023 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
24

MFS New Discovery Value Fund
Board Review of Investment Advisory Agreement - continued
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each higher than the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate  accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion, $2.5 billion, and $5 billion.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2024.
25

ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 16.  CONTROLS AND PROCEDURES.

  Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

  There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the Registrant.

ITEM 19.  EXHIBITS.

  Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Not applicable.

  Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2):  Attached hereto as EX-99.302CERT.

  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

  Change in the registrant's independent public accountant.  Not applicable.

  If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  MFS SERIES TRUST XIII

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date:   October 16, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date:  October 16, 2024

By (Signature and Title)*

/S/ KASEY L. PHILLIPS

Kasey L. Phillips, Treasurer (Principal Financial Officer and Accounting Officer)

Date:  October 16, 2024

*  Print name and title of each signing officer under his or her signature.